UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) 1.

Fidelity Freedom K® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® Income Fund	4.28%	4.79%	6.34%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2005 Fund	5.33%	6.25%	8.72%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2010 Fund	5.96%	7.37%	9.91%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2015 Fund	6.54%	7.69%	10.31%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2020 Fund	6.84%	8.16%	11.26%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2025 Fund	7.35%	8.99%	12.24%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2030 Fund	7.78%	9.30%	12.78%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2035 Fund	8.08%	9.76%	13.34%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2040 Fund	8.01%	9.81%	13.49%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2045 Fund	8.10%	9.94%	13.67%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom K® 2050 Fund	8.09%	9.92%	13.74%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Fidelity Freedom K® 2055 Fund	8.03%	9.03%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom K® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2060 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2060 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2060 Fund on August 5, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclays® U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the 12 months ending March 31, 2015, each Freedom K® Fund posted a positive absolute return that was consistent with its investment goal. [Note: Freedom K® 2060 Fund has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] Longer-dated Funds delivered higher returns, as we would expect given their greater exposure to underlying equities, which rose overall this period. On a relative basis, the Funds performed roughly in line with or modestly lagged their respective Composite indexes. (For specific Fund results, please refer to the performance section of this report.) Aggregate allocation decisions detracted from the Funds' relative results for the full year; however, underlying manager decisions proved additive overall. Security selection in the U.S. equity asset class helped most; positioning in non-U.S. equities also contributed. Conversely, allocations to asset classes such as high-yield debt and commodities hurt. Among the Funds' U.S. equity investments, favorable picks in health care and information technology aided overall results. Outside the U.S., decisions within the energy sector helped; among countries, U.K. stock picks contributed notably. Lastly, active asset allocation was implemented effective August 1, 2014; this allows portfolio managers to make incremental shifts - within predefined risk parameters - to Fund allocations relative to the strategic glide path.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,027.40	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,034.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,038.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,041.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,044.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,047.40	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,050.70	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,052.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,052.10	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,052.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,052.80	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,051.80	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2060 Fund	.05%
Actual		$ 1,000.00	$ 1,050.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.6	0.6
Fidelity Series 1000 Value Index Fund Class F	0.4	0.3
Fidelity Series All-Sector Equity Fund Class F	2.0	2.0
Fidelity Series Blue Chip Growth Fund Class F	1.6	1.8
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	2.7	2.7
Fidelity Series Growth & Income Fund Class F	2.0	2.0
Fidelity Series Growth Company Fund Class F	2.5	2.1
Fidelity Series Intrinsic Opportunities Fund Class F	1.4	1.3
Fidelity Series Opportunistic Insights Fund Class F	1.3	1.3
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Discovery Fund Class F	0.4	0.3
Fidelity Series Small Cap Opportunities Fund Class F	1.1	1.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.8	1.7
	18.8	18.3
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.7	1.7
Fidelity Series International Growth Fund Class F	2.0	2.0
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	2.0	2.4
	7.1	6.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	3.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.0
Fidelity Series Investment Grade Bond Fund Class F	41.4	39.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
	49.9	47.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	13.5	15.3
Fidelity Series Short-Term Credit Fund Class F	10.7	0.0
Fidelity Short-Term Bond Fund Class F	0.0	12.4
	24.2	27.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.8%
International Equity Funds	7.1%
Bond Funds	49.9%
Short-Term Funds	24.2%

Six months ago
Domestic Equity Funds**	18.3%
International Equity Funds	6.5%
Bond Funds	47.5%
Short-Term Funds	27.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 18.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	946,913	$ 12,584,468
Fidelity Series 1000 Value Index Fund Class F (c)	636,165	7,125,049
Fidelity Series All-Sector Equity Fund Class F (c)	2,887,028	40,851,441
Fidelity Series Blue Chip Growth Fund Class F (c)	2,476,840	31,629,241
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,649,823	16,349,406
Fidelity Series Equity-Income Fund Class F (c)	4,233,137	53,464,522
Fidelity Series Growth & Income Fund Class F (c)	3,005,358	40,812,756
Fidelity Series Growth Company Fund Class F (c)	3,974,018	49,993,151
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,814,963	27,460,389
Fidelity Series Opportunistic Insights Fund Class F (c)	1,719,767	26,587,596
Fidelity Series Real Estate Equity Fund Class F (c)	326,580	4,905,231
Fidelity Series Small Cap Discovery Fund Class F (c)	641,910	7,253,584
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,581,352	21,775,218
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	2,752,445	35,754,258
TOTAL DOMESTIC EQUITY FUNDS (Cost $312,688,085)		376,546,310
International Equity Funds - 7.1%

Fidelity Series Emerging Markets Fund Class F (c)	3,196,842	54,474,185
Fidelity Series International Growth Fund Class F (c)	2,754,849	39,752,478
Fidelity Series International Small Cap Fund Class F (c)	574,259	9,130,712
Fidelity Series International Value Fund Class F (c)	3,888,410	39,467,365
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $121,441,422)		142,824,740
Bond Funds - 49.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	1,280,294	$ 12,431,653
Fidelity Series Floating Rate High Income Fund Class F (c)	1,017,086	9,977,614
Fidelity Series High Income Fund Class F (c)	6,930,188	67,915,841
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	7,198,165	70,254,093
Fidelity Series Investment Grade Bond Fund Class F (c)	71,923,312	832,152,723
Fidelity Series Real Estate Income Fund Class F (c)	870,598	9,846,461
TOTAL BOND FUNDS (Cost $994,411,122)		1,002,578,385
Short-Term Funds - 24.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	271,087,685	271,087,685
Fidelity Series Short-Term Credit Fund Class F (c)	21,398,526	214,199,246
TOTAL SHORT-TERM FUNDS (Cost $485,072,946)		485,286,931
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,913,613,575)		2,007,236,366
NET OTHER ASSETS (LIABILITIES) - 0.0%		79,600
NET ASSETS - 100%		$ 2,007,315,966
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 246,990,533	$ 24,307,675	$ 104,851,552	$ 277,337	$ 271,087,685
Fidelity Series 100 Index Fund Class F	7,486,906	3,498,979	2,542,306	273,628	12,584,468
Fidelity Series 1000 Value Index Fund Class F	5,050,857	1,060,409	1,462,472	165,336	7,125,049
Fidelity Series All-Sector Equity Fund Class F	29,534,883	10,562,577	12,093,854	484,595	40,851,441
Fidelity Series Blue Chip Growth Fund Class F	23,833,744	10,886,443	19,395,555	130,759	31,629,241
Fidelity Series Commodity Strategy Fund Class F	16,340,582	3,288,189	4,009,709	-	16,349,406
Fidelity Series Emerging Markets Debt Fund Class F	9,163,332	2,634,238	2,951,851	741,206	12,431,653
Fidelity Series Emerging Markets Fund Class F	21,684,123	28,916,614	5,355,002	424,546	54,474,185
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 37,909,024	$ 11,481,642	$ 12,620,340	$ 1,156,687	$ 53,464,522
Fidelity Series Floating Rate High Income Fund Class F	17,412,605	2,357,090	16,592,372	625,096	9,977,614
Fidelity Series Growth & Income Fund Class F	28,302,817	8,487,693	10,125,134	697,063	40,812,756
Fidelity Series Growth Company Fund Class F	29,487,542	3,836,994	4,023,264	176,518	49,993,151
Fidelity Series High Income Fund Class F	75,535,231	11,807,289	42,509,676	4,315,416	67,915,841
Fidelity Series Inflation-Protected Bond Index Fund Class F	43,504,752	20,404,375	11,375,734	178,116	70,254,093
Fidelity Series International Growth Fund Class F	37,951,632	6,396,331	21,437,121	653,587	39,752,478
Fidelity Series International Small Cap Fund Class F	9,102,058	1,054,343	4,455,353	108,122	9,130,712
Fidelity Series International Value Fund Class F	38,113,298	6,214,342	16,487,369	1,950,450	39,467,365
Fidelity Series Intrinsic Opportunities Fund Class F	18,154,142	5,543,827	6,136,901	440,065	27,460,389
Fidelity Series Investment Grade Bond Fund Class F	542,389,512	167,993,395	133,578,115	19,692,338	832,152,723
Fidelity Series Opportunistic Insights Fund Class F	17,651,876	6,992,238	8,205,710	23,695	26,587,596
Fidelity Series Real Estate Equity Fund Class F	3,375,120	1,264,739	1,979,677	95,156	4,905,231
Fidelity Series Real Estate Income Fund Class F	5,730,266	2,757,204	1,687,417	519,432	9,846,461
Fidelity Series Short-Term Credit Fund Class F	-	214,538,736	554,015	-	214,199,246
Fidelity Series Small Cap Discovery Fund Class F	4,478,629	2,471,888	2,473,220	22,869	7,253,584
Fidelity Series Small Cap Opportunities Fund Class F	14,473,615	6,522,473	5,596,970	114,484	21,775,218
Fidelity Series Stock Selector Large Cap Value Fund Class F	24,509,730	8,985,106	9,681,399	588,064	35,754,258
Fidelity Short-Term Bond Fund Class F	202,495,760	30,092,519	319,019,515	2,272,892	-
Total	$ 1,510,662,569	$ 604,357,348	$ 781,201,603	$ 36,127,457	$ 2,007,236,366
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,913,613,575) - See accompanying schedule		$ 2,007,236,366
Receivable for investments sold		8,134,719
Receivable for fund shares sold		1,250,485
Dividends receivable		175,745
Total assets		2,016,797,315

Liabilities
Payable for investments purchased	$ 2,833,710
Payable for fund shares redeemed	6,567,229
Transfer agent fees payable	80,410
Total liabilities		9,481,349

Net Assets		$ 2,007,315,966
Net Assets consist of:
Paid in capital		$ 1,892,069,448
Undistributed net investment income		3,019,658
Accumulated undistributed net realized gain (loss) on investments		18,604,069
Net unrealized appreciation (depreciation) on investments		93,622,791
Net Assets, for 167,089,743 shares outstanding		$ 2,007,315,966
Net Asset Value, offering price and redemption price per share ($2,007,315,966 ÷ 167,089,743 shares)		$ 12.01

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 36,127,457

Expenses
Transfer agent fees	$ 905,817
Independent trustees' compensation	8,709
Total expenses		914,526
Net investment income (loss)		35,212,931
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,494,155
Capital gain distributions from underlying funds	22,635,583
Total net realized gain (loss)		33,129,738
Change in net unrealized appreciation (depreciation) on underlying funds		7,988,068
Net gain (loss)		41,117,806
Net increase (decrease) in net assets resulting from operations		$ 76,330,737

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,212,931	$ 22,059,734
Net realized gain (loss)	33,129,738	37,501,808
Change in net unrealized appreciation (depreciation)	7,988,068	1,228,266
Net increase (decrease) in net assets resulting from operations	76,330,737	60,789,808
Distributions to shareholders from net investment income	(34,356,251)	(21,494,679)
Distributions to shareholders from net realized gain	(49,781,478)	(13,588,645)
Total distributions	(84,137,729)	(35,083,324)
Share transactions Proceeds from sales of shares	646,904,316	647,109,876
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom K® 2000 Fund (note 5)	655,598,999	-
Reinvestment of distributions	84,137,729	35,083,324
Cost of shares redeemed	(882,121,296)	(763,019,417)
Net increase (decrease) in net assets resulting from share transactions	504,519,748	(80,826,217)
Total increase (decrease) in net assets	496,712,756	(55,119,733)

Net Assets
Beginning of period	1,510,603,210	1,565,722,943
End of period (including undistributed net investment income of $3,019,658 and undistributed net investment income of $2,162,978, respectively)	$ 2,007,315,966	$ 1,510,603,210
Other Information Shares
Sold	54,158,762	54,544,970
Issued in exchange for the shares of Fidelity Freedom K® 2000 Fund (note 5)	54,724,457	-
Issued in reinvestment of distributions	7,090,115	2,955,331
Redeemed	(73,839,837)	(64,289,080)
Net increase (decrease)	42,133,497	(6,788,779)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.88	$ 11.66	$ 11.64	$ 11.10
Income from Investment Operations
Net investment income (loss) A	.22	.17	.16	.19	.20
Net realized and unrealized gain (loss)	.28	.31	.39	.21	.61
Total from investment operations	.50	.48	.55	.40	.81
Distributions from net investment income	(.21)	(.16)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.37)	(.10)	(.17)	(.19)	(.09)
Total distributions	(.58)	(.27) E	(.33)	(.38) F	(.27)
Net asset value, end of period	$ 12.01	$ 12.09	$ 11.88	$ 11.66	$ 11.64
Total Return	4.28%	4.07%	4.77%	3.50%	7.37%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.83%	1.41%	1.37%	1.67%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,007,316	$ 1,510,603	$ 1,565,723	$ 1,281,332	$ 636,056
Portfolio turnover rate B	32%D	40%	17%	20%	32%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D The portfolio turnover rate does not include the assets acquired in the merger.

E Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.0	1.0
Fidelity Series 1000 Value Index Fund Class F	0.6	0.6
Fidelity Series All-Sector Equity Fund Class F	3.2	3.3
Fidelity Series Blue Chip Growth Fund Class F	2.5	2.9
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	4.2	4.3
Fidelity Series Growth & Income Fund Class F	3.2	3.3
Fidelity Series Growth Company Fund Class F	3.6	3.5
Fidelity Series Intrinsic Opportunities Fund Class F	2.1	2.1
Fidelity Series Opportunistic Insights Fund Class F	2.1	2.2
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Discovery Fund Class F	0.6	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.8	2.9
	28.8	29.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.0	2.9
Fidelity Series International Growth Fund Class F	3.5	3.5
Fidelity Series International Small Cap Fund Class F	0.8	0.8
Fidelity Series International Value Fund Class F	3.5	3.9
	11.8	11.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.5	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	2.2
Fidelity Series Investment Grade Bond Fund Class F	36.5	33.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	44.6	41.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	8.6	9.7
Fidelity Series Short-Term Credit Fund Class F	6.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0	8.0
	14.8	17.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.8%
International Equity Funds	11.8%
Bond Funds	44.6%
Short-Term Funds	14.8%

Six months ago
Domestic Equity Funds**	29.6%
International Equity Funds	11.1%
Bond Funds	41.6%
Short-Term Funds	17.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	349,184	$ 4,640,658
Fidelity Series 1000 Value Index Fund Class F (c)	235,851	2,641,536
Fidelity Series All-Sector Equity Fund Class F (c)	1,069,721	15,136,546
Fidelity Series Blue Chip Growth Fund Class F (c)	917,274	11,713,591
Fidelity Series Commodity Strategy Fund Class F (a)(c)	603,032	3,720,710
Fidelity Series Equity-Income Fund Class F (c)	1,568,531	19,810,549
Fidelity Series Growth & Income Fund Class F (c)	1,112,410	15,106,529
Fidelity Series Growth Company Fund Class F (c)	1,369,422	17,227,330
Fidelity Series Intrinsic Opportunities Fund Class F (c)	667,757	10,103,160
Fidelity Series Opportunistic Insights Fund Class F (c)	636,436	9,839,302
Fidelity Series Real Estate Equity Fund Class F (c)	121,359	1,822,811
Fidelity Series Small Cap Discovery Fund Class F (c)	238,711	2,697,440
Fidelity Series Small Cap Opportunities Fund Class F (c)	582,003	8,014,177
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,018,345	13,228,304
TOTAL DOMESTIC EQUITY FUNDS (Cost $112,066,832)		135,702,643
International Equity Funds - 11.8%

Fidelity Series Emerging Markets Fund Class F (c)	1,091,987	18,607,454
Fidelity Series International Growth Fund Class F (c)	1,156,154	16,683,302
Fidelity Series International Small Cap Fund Class F (c)	238,328	3,789,422
Fidelity Series International Value Fund Class F (c)	1,611,077	16,352,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,875,195)		55,432,609
Bond Funds - 44.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	305,763	$ 2,968,957
Fidelity Series Floating Rate High Income Fund Class F (c)	237,151	2,326,450
Fidelity Series High Income Fund Class F (c)	1,661,485	16,282,551
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,462,232	14,271,382
Fidelity Series Investment Grade Bond Fund Class F (c)	14,834,597	171,636,281
Fidelity Series Real Estate Income Fund Class F (c)	201,822	2,282,609
TOTAL BOND FUNDS (Cost $208,015,202)		209,768,230
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	40,706,365	40,706,365
Fidelity Series Short-Term Credit Fund Class F (c)	2,892,998	28,958,911
TOTAL SHORT-TERM FUNDS (Cost $69,636,346)		69,665,276
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $436,593,575)		470,568,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,375
NET ASSETS - 100%		$ 470,574,133
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 51,961,906	$ 7,740,604	$ 18,996,147	$ 42,883	$ 40,706,365
Fidelity Series 100 Index Fund Class F	4,172,909	1,336,977	1,241,621	94,779	4,640,658
Fidelity Series 1000 Value Index Fund Class F	2,813,100	587,901	895,091	57,554	2,641,536
Fidelity Series All-Sector Equity Fund Class F	15,334,718	4,990,734	5,328,208	161,305	15,136,546
Fidelity Series Blue Chip Growth Fund Class F	13,505,714	4,023,128	8,057,826	46,736	11,713,591
Fidelity Series Commodity Strategy Fund Class F	5,529,348	989,623	1,374,490	-	3,720,710
Fidelity Series Emerging Markets Debt Fund Class F	2,992,990	801,189	676,862	177,200	2,968,957
Fidelity Series Emerging Markets Fund Class F	12,030,943	8,811,568	2,017,960	139,692	18,607,454
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 20,088,587	$ 5,455,977	$ 5,973,422	$ 472,058	$ 19,810,549
Fidelity Series Floating Rate High Income Fund Class F	5,606,765	682,700	3,801,721	159,788	2,326,450
Fidelity Series Growth & Income Fund Class F	15,957,846	3,545,817	5,129,836	294,724	15,106,529
Fidelity Series Growth Company Fund Class F	15,907,241	895,698	2,155,281	60,983	17,227,330
Fidelity Series High Income Fund Class F	26,401,733	3,861,673	12,408,126	1,169,398	16,282,551
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,542,477	6,774,639	2,868,825	35,076	14,271,382
Fidelity Series International Growth Fund Class F	20,699,555	3,148,622	7,441,595	250,671	16,683,302
Fidelity Series International Small Cap Fund Class F	4,656,665	661,922	1,425,225	41,575	3,789,422
Fidelity Series International Value Fund Class F	21,001,598	3,653,954	6,655,572	712,561	16,352,431
Fidelity Series Intrinsic Opportunities Fund Class F	10,396,106	2,245,225	3,392,265	159,637	10,103,160
Fidelity Series Investment Grade Bond Fund Class F	146,053,367	53,839,656	32,441,877	4,120,568	171,636,281
Fidelity Series Opportunistic Insights Fund Class F	9,909,787	2,553,783	3,644,149	8,009	9,839,302
Fidelity Series Real Estate Equity Fund Class F	1,936,478	919,375	1,315,758	34,720	1,822,811
Fidelity Series Real Estate Income Fund Class F	2,251,851	541,559	519,109	121,594	2,282,609
Fidelity Series Short-Term Credit Fund Class F	-	28,968,668	38,724	-	28,958,911
Fidelity Series Small Cap Discovery Fund Class F	2,689,594	851,624	1,101,921	9,103	2,697,440
Fidelity Series Small Cap Opportunities Fund Class F	8,117,753	2,477,400	2,651,546	40,446	8,014,177
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,880,843	3,590,052	4,804,290	198,238	13,228,304
Fidelity Short-Term Bond Fund Class F	42,559,093	5,583,727	48,203,414	360,555	-
Total	$ 486,998,967	$ 159,533,795	$ 184,560,861	$ 8,969,853	$ 470,568,758
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $436,593,575) - See accompanying schedule		$ 470,568,758
Receivable for investments sold		1,248,330
Receivable for fund shares sold		330,126
Dividends receivable		23,706
Total assets		472,170,920

Liabilities
Payable for investments purchased	$ 641,680
Payable for fund shares redeemed	937,089
Transfer agent fees payable	18,018
Total liabilities		1,596,787

Net Assets		$ 470,574,133
Net Assets consist of:
Paid in capital		$ 429,427,350
Undistributed net investment income		1,445,878
Accumulated undistributed net realized gain (loss) on investments		5,725,722
Net unrealized appreciation (depreciation) on investments		33,975,183
Net Assets, for 35,537,336 shares outstanding		$ 470,574,133
Net Asset Value, offering price and redemption price per share ($470,574,133 ÷ 35,537,336 shares)		$ 13.24

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 8,969,853

Expenses
Transfer agent fees	$ 221,799
Independent trustees' compensation	2,053
Total expenses		223,852
Net investment income (loss)		8,746,001
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,074,497
Capital gain distributions from underlying funds	7,241,591
Total net realized gain (loss)		10,316,088
Change in net unrealized appreciation (depreciation) on underlying funds		5,522,385
Net gain (loss)		15,838,473
Net increase (decrease) in net assets resulting from operations		$ 24,584,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,746,001	$ 7,008,293
Net realized gain (loss)	10,316,088	19,974,058
Change in net unrealized appreciation (depreciation)	5,522,385	3,662,079
Net increase (decrease) in net assets resulting from operations	24,584,474	30,644,430
Distributions to shareholders from net investment income	(14,303,298)	(1,003,197)
Distributions to shareholders from net realized gain	(23,376,590)	(7,138,132)
Total distributions	(37,679,888)	(8,141,329)
Share transactions Proceeds from sales of shares	173,718,310	199,302,150
Reinvestment of distributions	37,679,888	8,141,329
Cost of shares redeemed	(214,708,998)	(239,030,129)
Net increase (decrease) in net assets resulting from share transactions	(3,310,800)	(31,586,650)
Total increase (decrease) in net assets	(16,406,214)	(9,083,549)

Net Assets
Beginning of period	486,980,347	496,063,896
End of period (including undistributed net investment income of $1,445,878 and undistributed net investment income of $7,003,175, respectively)	$ 470,574,133	$ 486,980,347
Other Information Shares
Sold	13,137,868	15,183,177
Issued in reinvestment of distributions	2,909,900	629,160
Redeemed	(16,275,785)	(18,210,428)
Net increase (decrease)	(228,017)	(2,398,091)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 13.00	$ 12.65	$ 12.82	$ 11.85
Income from Investment Operations
Net investment income (loss) A	.24	.19	.19	.21	.21
Net realized and unrealized gain (loss)	.44	.64	.56	.13	1.05
Total from investment operations	.68	.83	.75	.34	1.26
Distributions from net investment income	(.41)	(.03)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.66)	(.19)	(.21)	(.33)	(.12)
Total distributions	(1.06) D	(.21) E	(.40) F	(.51)	(.29)
Net asset value, end of period	$ 13.24	$ 13.62	$ 13.00	$ 12.65	$ 12.82
Total Return	5.33%	6.48%	6.03%	2.83%	10.75%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.85%	1.42%	1.46%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 470,574	$ 486,980	$ 496,064	$ 388,009	$ 257,817
Portfolio turnover rate B	34%	55%	29%	37%	47%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.406 and distributions from net realized gain of $.658 per share.

E Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.2	1.2
Fidelity Series 1000 Value Index Fund Class F	0.7	0.7
Fidelity Series All-Sector Equity Fund Class F	3.9	4.2
Fidelity Series Blue Chip Growth Fund Class F	3.0	3.5
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	5.1	5.2
Fidelity Series Growth & Income Fund Class F	3.9	4.0
Fidelity Series Growth Company Fund Class F	4.7	4.3
Fidelity Series Intrinsic Opportunities Fund Class F	2.6	2.6
Fidelity Series Opportunistic Insights Fund Class F	2.5	2.6
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.7	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.0	2.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.4	3.5
	35.0	35.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.8	3.6
Fidelity Series International Growth Fund Class F	4.5	4.5
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	4.4	4.8
	14.7	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	1.7
Fidelity Series Investment Grade Bond Fund Class F	33.4	30.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	40.9	38.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.2	6.6
Fidelity Series Short-Term Credit Fund Class F	4.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0	5.5
	9.4	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.0%
International Equity Funds	14.7%
Bond Funds	40.9%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds**	35.9%
International Equity Funds	13.9%
Bond Funds	38.1%
Short-Term Funds	12.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	3,291,805	$ 43,748,084
Fidelity Series 1000 Value Index Fund Class F (c)	2,201,097	24,652,285
Fidelity Series All-Sector Equity Fund Class F (c)	10,103,163	142,959,754
Fidelity Series Blue Chip Growth Fund Class F (c)	8,758,165	111,841,765
Fidelity Series Commodity Strategy Fund Class F (a)(c)	4,672,635	28,830,156
Fidelity Series Equity-Income Fund Class F (c)	14,793,059	186,836,333
Fidelity Series Growth & Income Fund Class F (c)	10,503,094	142,632,022
Fidelity Series Growth Company Fund Class F (c)	13,769,027	173,214,356
Fidelity Series Intrinsic Opportunities Fund Class F (c)	6,301,996	95,349,205
Fidelity Series Opportunistic Insights Fund Class F (c)	6,017,503	93,030,589
Fidelity Series Real Estate Equity Fund Class F (c)	1,136,230	17,066,169
Fidelity Series Small Cap Discovery Fund Class F (c)	2,184,888	24,689,234
Fidelity Series Small Cap Opportunities Fund Class F (c)	5,491,642	75,619,907
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	9,625,284	125,032,437
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,027,055,025)		1,285,502,296
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund Class F (c)	10,195,495	173,731,228
Fidelity Series International Growth Fund Class F (c)	11,419,053	164,776,932
Fidelity Series International Small Cap Fund Class F (c)	2,355,304	37,449,336
Fidelity Series International Value Fund Class F (c)	15,955,224	161,945,521
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $445,200,909)		537,903,017
Bond Funds - 40.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,437,358	$ 23,666,750
Fidelity Series Floating Rate High Income Fund Class F (c)	1,849,560	18,144,186
Fidelity Series High Income Fund Class F (c)	12,793,230	125,373,657
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	9,045,970	88,288,666
Fidelity Series Investment Grade Bond Fund Class F (c)	106,051,244	1,227,012,891
Fidelity Series Real Estate Income Fund Class F (c)	1,579,678	17,866,158
TOTAL BOND FUNDS (Cost $1,491,273,005)		1,500,352,308
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	192,026,291	192,026,291
Fidelity Series Short-Term Credit Fund Class F (c)	15,365,949	153,813,150
TOTAL SHORT-TERM FUNDS (Cost $345,685,781)		345,839,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,309,214,720)		3,669,597,062
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34,867)
NET ASSETS - 100%		$ 3,669,562,195
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 334,962,376	$ 8,755,524	$ 151,691,609	$ 249,312	$ 192,026,291
Fidelity Series 100 Index Fund Class F	45,182,420	7,546,763	12,965,301	982,316	43,748,084
Fidelity Series 1000 Value Index Fund Class F	30,459,828	2,224,729	9,491,204	594,168	24,652,285
Fidelity Series All-Sector Equity Fund Class F	187,718,960	22,901,446	70,121,245	1,678,209	142,959,754
Fidelity Series Blue Chip Growth Fund Class F	142,099,487	26,450,085	80,154,942	490,848	111,841,765
Fidelity Series Commodity Strategy Fund Class F	48,181,088	2,807,048	10,100,602	-	28,830,156
Fidelity Series Emerging Markets Debt Fund Class F	27,244,103	3,988,143	6,283,795	1,540,913	23,666,750
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 131,220,990	$ 67,119,478	$ 22,238,839	1,486,093	$ 173,731,228
Fidelity Series Equity-Income Fund Class F	222,074,882	23,711,719	62,055,326	5,003,324	186,836,333
Fidelity Series Floating Rate High Income Fund Class F	48,463,715	3,944,481	32,893,183	1,343,584	18,144,186
Fidelity Series Growth & Income Fund Class F	168,310,715	15,778,233	48,961,157	3,056,679	142,632,022
Fidelity Series Growth Company Fund Class F	175,859,579	2,624,101	32,231,181	626,672	173,214,356
Fidelity Series High Income Fund Class F	244,241,991	19,956,631	125,061,584	10,325,035	125,373,657
Fidelity Series Inflation-Protected Bond Index Fund Class F	76,857,501	36,534,203	24,020,134	238,613	88,288,666
Fidelity Series International Growth Fund Class F	224,855,756	12,857,537	75,914,901	2,689,075	164,776,932
Fidelity Series International Small Cap Fund Class F	52,103,797	2,175,586	15,685,600	446,792	37,449,336
Fidelity Series International Value Fund Class F	227,777,669	18,776,719	67,447,407	7,643,687	161,945,521
Fidelity Series Intrinsic Opportunities Fund Class F	108,238,903	10,371,587	32,032,628	1,630,943	95,349,205
Fidelity Series Investment Grade Bond Fund Class F	1,157,213,539	294,840,138	257,432,611	31,637,446	1,227,012,891
Fidelity Series Opportunistic Insights Fund Class F	107,650,969	11,834,110	37,147,338	82,053	93,030,589
Fidelity Series Real Estate Equity Fund Class F	21,084,662	2,447,447	9,550,135	385,124	17,066,169
Fidelity Series Real Estate Income Fund Class F	20,800,987	2,268,621	5,285,847	1,050,579	17,866,158
Fidelity Series Short-Term Credit Fund Class F	-	153,893,916	234,651	-	153,813,150
Fidelity Series Small Cap Discovery Fund Class F	27,383,990	1,816,850	6,786,851	88,458	24,689,234
Fidelity Series Small Cap Opportunities Fund Class F	88,168,168	14,139,076	27,363,017	415,490	75,619,907
Fidelity Series Stock Selector Large Cap Value Fund Class F	145,728,204	19,968,988	46,622,503	2,034,270	125,032,437
Fidelity Short-Term Bond Fund Class F	274,250,140	16,726,510	291,313,348	2,142,900	-
Total	$ 4,338,134,419	$ 806,459,669	$ 1,561,086,939	$ 77,862,583	$ 3,669,597,062
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $3,309,214,720) - See accompanying schedule		$ 3,669,597,062
Receivable for investments sold		10,561,824
Receivable for fund shares sold		1,995,620
Dividends receivable		126,065
Total assets		3,682,280,571

Liabilities
Payable for investments purchased	$ 4,837,569
Payable for fund shares redeemed	7,732,814
Transfer agent fees payable	147,993
Total liabilities		12,718,376

Net Assets		$ 3,669,562,195
Net Assets consist of:
Paid in capital		$ 3,223,638,053
Undistributed net investment income		8,593,683
Accumulated undistributed net realized gain (loss) on investments		76,948,117
Net unrealized appreciation (depreciation) on investments		360,382,342
Net Assets, for 271,720,836 shares outstanding		$ 3,669,562,195
Net Asset Value, offering price and redemption price per share ($3,669,562,195 ÷ 271,720,836 shares)		$ 13.50

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 77,862,583

Expenses
Transfer agent fees	$ 1,897,321
Independent trustees' compensation	17,728
Total expenses		1,915,049
Net investment income (loss)		75,947,534
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	65,143,711
Capital gain distributions from underlying funds	72,342,321
Total net realized gain (loss)		137,486,032
Change in net unrealized appreciation (depreciation) on underlying funds		20,946,557
Net gain (loss)		158,432,589
Net increase (decrease) in net assets resulting from operations		$ 234,380,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,947,534	$ 67,609,529
Net realized gain (loss)	137,486,032	252,129,951
Change in net unrealized appreciation (depreciation)	20,946,557	45,253,139
Net increase (decrease) in net assets resulting from operations	234,380,123	364,992,619
Distributions to shareholders from net investment income	(134,711,044)	(9,806,287)
Distributions to shareholders from net realized gain	(303,393,320)	(87,556,064)
Total distributions	(438,104,364)	(97,362,351)
Share transactions Proceeds from sales of shares	833,571,107	1,064,119,323
Reinvestment of distributions	438,104,364	97,362,351
Cost of shares redeemed	(1,736,353,492)	(1,790,931,189)
Net increase (decrease) in net assets resulting from share transactions	(464,678,021)	(629,449,515)
Total increase (decrease) in net assets	(668,402,262)	(361,819,247)

Net Assets
Beginning of period	4,337,964,457	4,699,783,704
End of period (including undistributed net investment income of $8,593,683 and undistributed net investment income of $67,357,193, respectively)	$ 3,669,562,195	$ 4,337,964,457
Other Information Shares
Sold	61,499,488	78,243,576
Issued in reinvestment of distributions	33,140,333	7,309,486
Redeemed	(128,119,267)	(131,427,979)
Net increase (decrease)	(33,479,446)	(45,874,917)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.21	$ 13.39	$ 12.93	$ 13.12	$ 11.97
Income from Investment Operations
Net investment income (loss) A	.25	.20	.21	.23	.23
Net realized and unrealized gain (loss)	.53	.90	.74	.14	1.21
Total from investment operations	.78	1.10	.95	.37	1.44
Distributions from net investment income	(.46)	(.03)	(.22)	(.20)	(.17)
Distributions from net realized gain	(1.03)	(.25)	(.27)	(.36)	(.12)
Total distributions	(1.49)	(.28)	(.49)	(.56)	(.29)
Net asset value, end of period	$ 13.50	$ 14.21	$ 13.39	$ 12.93	$ 13.12
Total Return	5.96%	8.34%	7.53%	3.08%	12.17%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.88%	1.48%	1.65%	1.85%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,669,562	$ 4,337,964	$ 4,699,784	$ 4,130,786	$ 2,665,237
Portfolio turnover rate B	20%	39%	30%	28%	42%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.4	1.4
Fidelity Series 1000 Value Index Fund Class F	0.8	0.8
Fidelity Series All-Sector Equity Fund Class F	4.6	4.7
Fidelity Series Blue Chip Growth Fund Class F	3.6	4.1
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Fidelity Series Equity-Income Fund Class F	5.9	6.1
Fidelity Series Growth & Income Fund Class F	4.5	4.7
Fidelity Series Growth Company Fund Class F	5.3	4.9
Fidelity Series Intrinsic Opportunities Fund Class F	3.0	3.0
Fidelity Series Opportunistic Insights Fund Class F	3.0	3.0
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.8	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.4	2.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.0	4.1
	40.6	41.2
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.3	4.0
Fidelity Series International Growth Fund Class F	5.3	5.3
Fidelity Series International Small Cap Fund Class F	1.2	1.2
Fidelity Series International Value Fund Class F	5.2	5.6
	17.0	16.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.4
Fidelity Series Investment Grade Bond Fund Class F	30.8	27.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	37.4	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.8	4.2
Fidelity Series Short-Term Credit Fund Class F	2.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0	3.4
	5.0	7.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.6%
International Equity Funds	17.0%
Bond Funds	37.4%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds**	41.2%
International Equity Funds	16.1%
Bond Funds	35.1%
Short-Term Funds	7.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	7,043,251	$ 93,604,802
Fidelity Series 1000 Value Index Fund Class F (c)	4,717,035	52,830,796
Fidelity Series All-Sector Equity Fund Class F (c)	21,643,613	306,257,126
Fidelity Series Blue Chip Growth Fund Class F (c)	18,942,925	241,901,154
Fidelity Series Commodity Strategy Fund Class F (a)(c)	8,452,709	52,153,212
Fidelity Series Equity-Income Fund Class F (c)	31,656,076	399,816,243
Fidelity Series Growth & Income Fund Class F (c)	22,459,766	305,003,624
Fidelity Series Growth Company Fund Class F (c)	28,471,617	358,172,947
Fidelity Series Intrinsic Opportunities Fund Class F (c)	13,486,168	204,045,729
Fidelity Series Opportunistic Insights Fund Class F (c)	12,889,915	199,278,086
Fidelity Series Real Estate Equity Fund Class F (c)	2,419,731	36,344,363
Fidelity Series Small Cap Discovery Fund Class F (c)	4,595,573	51,929,977
Fidelity Series Small Cap Opportunities Fund Class F (c)	11,825,694	162,839,806
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	20,518,162	266,530,923
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,226,128,298)		2,730,708,788
International Equity Funds - 17.0%

Fidelity Series Emerging Markets Fund Class F (c)	20,707,493	352,855,673
Fidelity Series International Growth Fund Class F (c)	24,655,206	355,774,618
Fidelity Series International Small Cap Fund Class F (c)	5,132,727	81,610,353
Fidelity Series International Value Fund Class F (c)	34,703,079	352,236,247
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $972,819,065)		1,142,476,891
Bond Funds - 37.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,309,750	$ 41,847,670
Fidelity Series Floating Rate High Income Fund Class F (c)	3,370,007	33,059,773
Fidelity Series High Income Fund Class F (c)	23,163,331	227,000,643
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	11,048,980	107,838,041
Fidelity Series Investment Grade Bond Fund Class F (c)	178,674,324	2,067,261,932
Fidelity Series Real Estate Income Fund Class F (c)	2,867,496	32,431,380
TOTAL BOND FUNDS (Cost $2,505,894,083)		2,509,439,439
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	192,044,379	192,044,379
Fidelity Series Short-Term Credit Fund Class F (c)	14,623,237	146,378,600
TOTAL SHORT-TERM FUNDS (Cost $338,276,746)		338,422,979
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,043,118,192)		6,721,048,097
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,538)
NET ASSETS - 100%		$ 6,720,898,559
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 388,323,850	$ 19,695,996	$ 215,975,467	$ 268,914	$ 192,044,379
Fidelity Series 100 Index Fund Class F	85,798,408	22,109,108	22,106,048	2,028,271	93,604,802
Fidelity Series 1000 Value Index Fund Class F	53,396,005	10,067,883	13,295,074	1,203,872	52,830,796
Fidelity Series All-Sector Equity Fund Class F	346,328,439	57,446,661	100,645,394	3,439,098	306,257,126
Fidelity Series Blue Chip Growth Fund Class F	279,333,485	48,426,566	132,481,662	982,461	241,901,154
Fidelity Series Commodity Strategy Fund Class F	81,103,505	6,624,343	14,748,122	-	52,153,212
Fidelity Series Emerging Markets Debt Fund Class F	42,247,330	11,041,672	9,143,177	2,600,622	41,847,670
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 249,572,323	$ 138,782,750	$ 30,798,993	$ 2,913,892	$ 352,855,673
Fidelity Series Equity-Income Fund Class F	426,213,374	65,779,342	97,238,789	9,878,109	399,816,243
Fidelity Series Floating Rate High Income Fund Class F	80,685,527	8,755,441	54,016,044	2,290,234	33,059,773
Fidelity Series Growth & Income Fund Class F	327,743,855	40,965,509	78,333,234	6,072,895	305,003,624
Fidelity Series Growth Company Fund Class F	344,327,084	6,410,948	45,547,673	1,250,421	358,172,947
Fidelity Series High Income Fund Class F	418,501,613	44,823,463	212,208,763	18,005,854	227,000,643
Fidelity Series Inflation-Protected Bond Index Fund Class F	98,132,623	32,087,870	21,102,722	297,357	107,838,041
Fidelity Series International Growth Fund Class F	428,673,993	38,942,220	118,066,264	5,511,428	355,774,618
Fidelity Series International Small Cap Fund Class F	103,990,762	7,137,085	27,417,825	916,187	81,610,353
Fidelity Series International Value Fund Class F	433,701,625	50,272,709	96,731,466	15,794,070	352,236,247
Fidelity Series Intrinsic Opportunities Fund Class F	208,329,810	30,148,874	51,821,554	3,301,634	204,045,729
Fidelity Series Investment Grade Bond Fund Class F	1,723,285,662	598,162,627	305,134,324	49,477,579	2,067,261,932
Fidelity Series Opportunistic Insights Fund Class F	210,943,778	26,954,299	59,763,663	168,086	199,278,086
Fidelity Series Real Estate Equity Fund Class F	37,054,938	10,389,157	17,112,855	777,228	36,344,363
Fidelity Series Real Estate Income Fund Class F	34,399,679	4,794,441	6,889,127	1,810,220	32,431,380
Fidelity Series Short-Term Credit Fund Class F	-	146,618,755	386,766	-	146,378,600
Fidelity Series Small Cap Discovery Fund Class F	52,613,189	5,941,483	11,214,417	175,494	51,929,977
Fidelity Series Small Cap Opportunities Fund Class F	169,132,415	33,417,560	41,782,759	824,270	162,839,806
Fidelity Series Stock Selector Large Cap Value Fund Class F	284,395,703	44,933,338	73,724,943	4,164,814	266,530,923
Fidelity Short-Term Bond Fund Class F	317,907,616	23,500,056	341,747,068	2,351,398	-
Total	$ 7,226,136,591	$ 1,534,230,156	$ 2,199,434,193	$ 136,504,408	$ 6,721,048,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $6,043,118,192) - See accompanying schedule		$ 6,721,048,097
Receivable for investments sold		26,116,849
Receivable for fund shares sold		5,059,236
Dividends receivable		120,026
Total assets		6,752,344,208

Liabilities
Payable for investments purchased	$ 8,380,177
Payable for fund shares redeemed	22,800,800
Transfer agent fees payable	264,672
Total liabilities		31,445,649

Net Assets		$ 6,720,898,559
Net Assets consist of:
Paid in capital		$ 5,913,750,119
Undistributed net investment income		14,908,824
Accumulated undistributed net realized gain (loss) on investments		114,309,711
Net unrealized appreciation (depreciation) on investments		677,929,905
Net Assets, for 482,202,292 shares outstanding		$ 6,720,898,559
Net Asset Value, offering price and redemption price per share ($6,720,898,559 ÷ 482,202,292 shares)		$ 13.94

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 136,504,408

Expenses
Transfer agent fees	$ 3,269,525
Independent trustees' compensation	30,309
Total expenses		3,299,834
Net investment income (loss)		133,204,574
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	50,658,317
Capital gain distributions from underlying funds	143,665,816
Total net realized gain (loss)		194,324,133
Change in net unrealized appreciation (depreciation) on underlying funds		109,460,669
Net gain (loss)		303,784,802
Net increase (decrease) in net assets resulting from operations		$ 436,989,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,204,574	$ 110,661,578
Net realized gain (loss)	194,324,133	370,578,923
Change in net unrealized appreciation (depreciation)	109,460,669	147,876,840
Net increase (decrease) in net assets resulting from operations	436,989,376	629,117,341
Distributions to shareholders from net investment income	(228,656,023)	(14,431,750)
Distributions to shareholders from net realized gain	(436,537,584)	(122,402,552)
Total distributions	(665,193,607)	(136,834,302)
Share transactions Proceeds from sales of shares	2,070,742,032	2,373,256,073
Reinvestment of distributions	665,193,607	136,834,302
Cost of shares redeemed	(3,012,689,557)	(2,915,161,474)
Net increase (decrease) in net assets resulting from share transactions	(276,753,918)	(405,071,099)
Total increase (decrease) in net assets	(504,958,149)	87,211,940

Net Assets
Beginning of period	7,225,856,708	7,138,644,768
End of period (including undistributed net investment income of $14,908,824 and undistributed net investment income of $110,360,273, respectively)	$ 6,720,898,559	$ 7,225,856,708
Other Information Shares
Sold	149,078,388	172,742,684
Issued in reinvestment of distributions	49,144,199	10,135,874
Redeemed	(216,956,617)	(211,598,007)
Net increase (decrease)	(18,734,030)	(28,719,449)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.42	$ 13.48	$ 12.98	$ 13.17	$ 12.01
Income from Investment Operations
Net investment income (loss) A	.27	.21	.22	.24	.23
Net realized and unrealized gain (loss)	.60	.99	.75	.13	1.24
Total from investment operations	.87	1.20	.97	.37	1.47
Distributions from net investment income	(.47)	(.03)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.89)	(.23)	(.26)	(.36)	(.14)
Total distributions	(1.35) E	(.26)	(.47)	(.56)	(.31) D
Net asset value, end of period	$ 13.94	$ 14.42	$ 13.48	$ 12.98	$ 13.17
Total Return	6.54%	9.00%	7.70%	3.00%	12.42%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.91%	1.52%	1.68%	1.86%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,720,899	$ 7,225,857	$ 7,138,645	$ 5,466,181	$ 3,148,854
Portfolio turnover rate B	22%	43%	21%	23%	35%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

E Total distributions of $1.35 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $.889 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.5	1.5
Fidelity Series 1000 Value Index Fund Class F	0.9	0.9
Fidelity Series All-Sector Equity Fund Class F	5.0	5.2
Fidelity Series Blue Chip Growth Fund Class F	4.0	4.5
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	6.6	6.7
Fidelity Series Growth & Income Fund Class F	5.0	5.2
Fidelity Series Growth Company Fund Class F	5.9	5.4
Fidelity Series Intrinsic Opportunities Fund Class F	3.4	3.3
Fidelity Series Opportunistic Insights Fund Class F	3.3	3.4
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Discovery Fund Class F	0.8	0.8
Fidelity Series Small Cap Opportunities Fund Class F	2.7	2.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.4	4.5
	44.9	45.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.7	4.5
Fidelity Series International Growth Fund Class F	5.9	5.9
Fidelity Series International Small Cap Fund Class F	1.4	1.4
Fidelity Series International Value Fund Class F	5.8	6.0
	18.8	17.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.9
Fidelity Series Investment Grade Bond Fund Class F	27.1	24.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	32.9	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.9	3.0
Fidelity Series Short-Term Credit Fund Class F	1.5	0.0
Fidelity Short-Term Bond Fund Class F	0.0	2.7
	3.4	5.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.9%
International Equity Funds	18.8%
Bond Funds	32.9%
Short-Term Funds	3.4%

Six months ago
Domestic Equity Funds**	45.5%
International Equity Funds	17.8%
Bond Funds	31.0%
Short-Term Funds	5.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 44.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	20,221,639	$ 268,745,579
Fidelity Series 1000 Value Index Fund Class F (c)	13,622,368	152,570,520
Fidelity Series All-Sector Equity Fund Class F (c)	62,376,145	882,622,458
Fidelity Series Blue Chip Growth Fund Class F (c)	54,379,550	694,426,859
Fidelity Series Commodity Strategy Fund Class F (a)(c)	21,906,257	135,161,608
Fidelity Series Equity-Income Fund Class F (c)	91,305,171	1,153,184,304
Fidelity Series Growth & Income Fund Class F (c)	64,716,782	878,853,898
Fidelity Series Growth Company Fund Class F (c)	81,675,186	1,027,473,838
Fidelity Series Intrinsic Opportunities Fund Class F (c)	38,832,120	587,529,980
Fidelity Series Opportunistic Insights Fund Class F (c)	37,150,162	574,341,509
Fidelity Series Real Estate Equity Fund Class F (c)	6,967,385	104,650,121
Fidelity Series Small Cap Discovery Fund Class F (c)	13,069,213	147,682,111
Fidelity Series Small Cap Opportunities Fund Class F (c)	34,437,162	474,199,719
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	59,083,231	767,491,173
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,481,394,226)		7,848,933,677
International Equity Funds - 18.8%

Fidelity Series Emerging Markets Fund Class F (c)	58,048,873	989,152,804
Fidelity Series International Growth Fund Class F (c)	71,541,677	1,032,346,404
Fidelity Series International Small Cap Fund Class F (c)	14,926,331	237,328,660
Fidelity Series International Value Fund Class F (c)	100,895,581	1,024,090,149
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,857,875,750)		3,282,918,017
Bond Funds - 32.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,245,527	$ 109,194,068
Fidelity Series Floating Rate High Income Fund Class F (c)	8,726,058	85,602,629
Fidelity Series High Income Fund Class F (c)	59,955,020	587,559,200
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	15,144,983	147,815,036
Fidelity Series Investment Grade Bond Fund Class F (c)	410,350,298	4,747,752,946
Fidelity Series Real Estate Income Fund Class F (c)	7,439,723	84,143,267
TOTAL BOND FUNDS (Cost $5,759,387,787)		5,762,067,146
Short-Term Funds - 3.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	335,889,086	335,889,086
Fidelity Series Short-Term Credit Fund Class F (c)	26,087,298	261,133,855
TOTAL SHORT-TERM FUNDS (Cost $596,762,068)		597,022,941
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,695,419,831)		17,490,941,781
NET OTHER ASSETS (LIABILITIES) - 0.0%		(487,586)
NET ASSETS - 100%		$ 17,490,454,195
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 605,962,850	$ 35,948,463	$ 306,022,227	$ 453,101	$ 335,889,086
Fidelity Series 100 Index Fund Class F	222,265,705	67,735,953	41,982,366	5,716,648	268,745,579
Fidelity Series 1000 Value Index Fund Class F	136,320,588	34,953,558	25,694,217	3,404,734	152,570,520
Fidelity Series All-Sector Equity Fund Class F	893,854,428	168,254,188	185,122,589	9,723,981	882,622,458
Fidelity Series Blue Chip Growth Fund Class F	747,989,031	102,161,781	286,631,834	2,745,007	694,426,859
Fidelity Series Commodity Strategy Fund Class F	196,853,166	17,262,741	26,471,907	-	135,161,608
Fidelity Series Emerging Markets Debt Fund Class F	119,128,172	14,455,226	18,842,503	6,642,677	109,194,068
Fidelity Series Emerging Markets Fund Class F	664,985,790	385,445,998	45,362,133	8,049,179	989,152,804
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 1,126,996,192	$ 204,022,598	$ 189,767,424	$ 27,142,357	$ 1,153,184,304
Fidelity Series Floating Rate High Income Fund Class F	188,933,942	17,834,629	115,212,082	5,642,671	85,602,629
Fidelity Series Growth & Income Fund Class F	863,557,686	122,182,180	146,904,861	16,641,994	878,853,898
Fidelity Series Growth Company Fund Class F	914,223,789	22,417,159	54,357,654	3,472,997	1,027,473,838
Fidelity Series High Income Fund Class F	1,041,552,233	121,497,219	513,126,932	46,167,351	587,559,200
Fidelity Series Inflation-Protected Bond Index Fund Class F	163,620,641	14,931,924	29,448,939	456,693	147,815,036
Fidelity Series International Growth Fund Class F	1,135,585,423	128,894,948	250,852,075	15,737,006	1,032,346,404
Fidelity Series International Small Cap Fund Class F	263,708,117	22,391,234	43,493,486	2,591,053	237,328,660
Fidelity Series International Value Fund Class F	1,147,982,030	160,319,136	187,838,154	44,195,222	1,024,090,149
Fidelity Series Intrinsic Opportunities Fund Class F	555,643,492	83,862,188	100,954,813	9,187,766	587,529,980
Fidelity Series Investment Grade Bond Fund Class F	3,736,165,116	1,325,778,010	426,449,118	109,946,393	4,747,752,946
Fidelity Series Opportunistic Insights Fund Class F	567,128,875	75,573,112	127,048,056	473,492	574,341,509
Fidelity Series Real Estate Equity Fund Class F	96,312,738	22,428,808	30,370,212	2,109,657	104,650,121
Fidelity Series Real Estate Income Fund Class F	82,419,701	12,861,517	11,406,177	4,553,890	84,143,267
Fidelity Series Short-Term Credit Fund Class F	-	261,447,911	575,488	-	261,133,855
Fidelity Series Small Cap Discovery Fund Class F	136,671,355	18,493,459	20,530,822	478,549	147,682,111
Fidelity Series Small Cap Opportunities Fund Class F	453,282,565	92,421,277	78,222,025	2,324,932	474,199,719
Fidelity Series Stock Selector Large Cap Value Fund Class F	763,538,536	134,972,971	159,995,937	11,775,619	767,491,173
Fidelity Short-Term Bond Fund Class F	497,916,457	43,157,565	541,636,284	3,969,141	-
Total	$ 17,322,598,618	$ 3,711,705,753	$ 3,964,320,315	$ 343,602,110	$ 17,490,941,781
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $15,695,419,831) - See accompanying schedule		$ 17,490,941,781
Receivable for investments sold		60,861,766
Receivable for fund shares sold		16,413,185
Dividends receivable		213,660
Total assets		17,568,430,392

Liabilities
Payable for investments purchased	$ 21,989,017
Payable for fund shares redeemed	55,297,527
Transfer agent fees payable	689,653
Total liabilities		77,976,197

Net Assets		$ 17,490,454,195
Net Assets consist of:
Paid in capital		$ 15,390,893,814
Undistributed net investment income		22,699,395
Accumulated undistributed net realized gain (loss) on investments		281,339,036
Net unrealized appreciation (depreciation) on investments		1,795,521,950
Net Assets, for 1,196,534,535 shares outstanding		$ 17,490,454,195
Net Asset Value, offering price and redemption price per share ($17,490,454,195 ÷ 1,196,534,535 shares)		$ 14.62

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 343,602,110

Expenses
Transfer agent fees	$ 8,186,813
Independent trustees' compensation	75,249
Total expenses		8,262,062
Net investment income (loss)		335,340,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	59,475,704
Capital gain distributions from underlying funds	398,189,085
Total net realized gain (loss)		457,664,789
Change in net unrealized appreciation (depreciation) on underlying funds		361,482,009
Net gain (loss)		819,146,798
Net increase (decrease) in net assets resulting from operations		$ 1,154,486,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 335,340,048	$ 262,430,581
Net realized gain (loss)	457,664,789	897,404,988
Change in net unrealized appreciation (depreciation)	361,482,009	440,491,871
Net increase (decrease) in net assets resulting from operations	1,154,486,846	1,600,327,440
Distributions to shareholders from net investment income	(574,473,460)	(32,613,953)
Distributions to shareholders from net realized gain	(1,048,384,789)	(293,525,248)
Total distributions	(1,622,858,249)	(326,139,201)
Share transactions Proceeds from sales of shares	4,701,441,140	4,821,205,670
Reinvestment of distributions	1,622,858,249	326,139,201
Cost of shares redeemed	(5,687,397,659)	(5,151,550,145)
Net increase (decrease) in net assets resulting from share transactions	636,901,730	(4,205,274)
Total increase (decrease) in net assets	168,530,327	1,269,982,965

Net Assets
Beginning of period	17,321,923,868	16,051,940,903
End of period (including undistributed net investment income of $22,699,395 and undistributed net investment income of $261,832,807, respectively)	$ 17,490,454,195	$ 17,321,923,868
Other Information Shares
Sold	323,653,682	336,544,773
Issued in reinvestment of distributions	114,656,389	23,262,425
Redeemed	(391,258,780)	(358,225,587)
Net increase (decrease)	47,051,291	1,581,611

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 13.98	$ 13.42	$ 13.72	$ 12.37
Income from Investment Operations
Net investment income (loss) A	.28	.22	.24	.25	.24
Net realized and unrealized gain (loss)	.68	1.15	.82	.06	1.42
Total from investment operations	.96	1.37	1.06	.31	1.66
Distributions from net investment income	(.49)	(.03)	(.23)	(.21)	(.18)
Distributions from net realized gain	(.91)	(.25)	(.27)	(.40)	(.13)
Total distributions	(1.41) D	(.28)	(.50)	(.61)	(.31)
Net asset value, end of period	$ 14.62	$ 15.07	$ 13.98	$ 13.42	$ 13.72
Total Return	6.84%	9.95%	8.17%	2.50%	13.62%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.92%	1.56%	1.78%	1.94%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,490,454	$ 17,321,924	$ 16,051,941	$ 12,054,451	$ 6,632,569
Portfolio turnover rate B	21%	43%	23%	21%	37%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $1.41 per share is comprised of distributions from net investment income of $.492 and distributions from net realized gain of $.914 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.8	1.8
Fidelity Series 1000 Value Index Fund Class F	1.0	1.0
Fidelity Series All-Sector Equity Fund Class F	5.8	6.0
Fidelity Series Blue Chip Growth Fund Class F	4.6	5.2
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	7.5	7.8
Fidelity Series Growth & Income Fund Class F	5.7	6.0
Fidelity Series Growth Company Fund Class F	6.6	6.2
Fidelity Series Intrinsic Opportunities Fund Class F	3.8	3.8
Fidelity Series Opportunistic Insights Fund Class F	3.7	3.9
Fidelity Series Real Estate Equity Fund Class F	0.7	0.7
Fidelity Series Small Cap Discovery Fund Class F	1.0	0.9
Fidelity Series Small Cap Opportunities Fund Class F	3.0	3.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.0	5.2
	51.0	52.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.4	5.6
Fidelity Series International Growth Fund Class F	6.8	6.8
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	6.7	7.2
	21.5	21.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0*	0.5
Fidelity Series Investment Grade Bond Fund Class F	19.7	18.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	24.7	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.7	0.4
Fidelity Series Short-Term Credit Fund Class F	1.1	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	2.8	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.0%
International Equity Funds	21.5%
Bond Funds	24.7%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds**	52.5%
International Equity Funds	21.2%
Bond Funds	25.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 51.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	17,133,387	$ 227,702,715
Fidelity Series 1000 Value Index Fund Class F (c)	11,584,708	129,748,733
Fidelity Series All-Sector Equity Fund Class F (c)	52,529,745	743,295,885
Fidelity Series Blue Chip Growth Fund Class F (c)	46,056,414	588,140,403
Fidelity Series Commodity Strategy Fund Class F (a)(c)	15,907,533	98,149,478
Fidelity Series Equity-Income Fund Class F (c)	76,467,078	965,779,195
Fidelity Series Growth & Income Fund Class F (c)	54,627,893	741,846,793
Fidelity Series Growth Company Fund Class F (c)	68,222,662	858,241,086
Fidelity Series Intrinsic Opportunities Fund Class F (c)	32,644,708	493,914,435
Fidelity Series Opportunistic Insights Fund Class F (c)	31,284,930	483,665,019
Fidelity Series Real Estate Equity Fund Class F (c)	5,878,582	88,296,301
Fidelity Series Small Cap Discovery Fund Class F (c)	11,557,711	130,602,139
Fidelity Series Small Cap Opportunities Fund Class F (c)	28,550,849	393,145,194
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	50,097,395	650,765,165
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,502,512,238)		6,593,292,541
International Equity Funds - 21.5%

Fidelity Series Emerging Markets Fund Class F (c)	48,335,008	823,628,539
Fidelity Series International Growth Fund Class F (c)	61,488,394	887,277,524
Fidelity Series International Small Cap Fund Class F (c)	12,751,002	202,740,935
Fidelity Series International Value Fund Class F (c)	85,884,164	871,724,264
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,473,438,435)		2,785,371,262
Bond Funds - 24.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	8,256,665	$ 80,172,214
Fidelity Series Floating Rate High Income Fund Class F (c)	6,379,696	62,584,818
Fidelity Series High Income Fund Class F (c)	45,114,883	442,125,851
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	291,841	2,848,364
Fidelity Series Investment Grade Bond Fund Class F (c)	219,321,099	2,537,545,120
Fidelity Series Real Estate Income Fund Class F (c)	5,463,263	61,789,506
TOTAL BOND FUNDS (Cost $3,182,118,635)		3,187,065,873
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	227,514,242	227,514,242
Fidelity Series Short-Term Credit Fund Class F (c)	13,829,544	138,433,736
TOTAL SHORT-TERM FUNDS (Cost $365,809,683)		365,947,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,523,878,991)		12,931,677,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,151)
NET ASSETS - 100%		$ 12,931,281,503
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 30,377,402	$ 207,543,752	$ 10,406,912	$ 96,928	$ 227,514,242
Fidelity Series 100 Index Fund Class F	182,410,365	60,336,155	32,145,037	4,718,961	227,702,715
Fidelity Series 1000 Value Index Fund Class F	122,574,455	24,890,848	23,534,962	2,811,253	129,748,733
Fidelity Series All-Sector Equity Fund Class F	715,821,743	177,725,281	153,732,734	8,023,971	743,295,885
Fidelity Series Blue Chip Growth Fund Class F	603,581,385	100,439,995	222,713,162	2,245,893	588,140,403
Fidelity Series Commodity Strategy Fund Class F	148,551,214	17,515,164	30,734,525	-	98,149,478
Fidelity Series Emerging Markets Debt Fund Class F	80,533,314	14,574,174	11,020,110	4,661,498	80,172,214
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 541,833,587	$ 357,812,510	$ 58,524,531	$ 6,934,260	$ 823,628,539
Fidelity Series Equity-Income Fund Class F	892,099,428	215,918,189	150,680,247	21,976,600	965,779,195
Fidelity Series Floating Rate High Income Fund Class F	105,509,655	16,336,726	55,106,977	3,585,232	62,584,818
Fidelity Series Growth & Income Fund Class F	689,238,591	145,577,240	125,428,108	13,519,860	741,846,793
Fidelity Series Growth Company Fund Class F	724,030,320	40,431,122	24,252,029	2,824,360	858,241,086
Fidelity Series High Income Fund Class F	743,046,588	108,860,301	363,882,538	33,758,186	442,125,851
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,490,480	8,127,537	67,259,176	110,469	2,848,364
Fidelity Series International Growth Fund Class F	905,212,840	134,127,192	167,558,988	12,874,098	887,277,524
Fidelity Series International Small Cap Fund Class F	215,573,958	27,870,479	36,674,530	2,158,480	202,740,935
Fidelity Series International Value Fund Class F	910,926,175	176,024,242	134,985,462	36,244,171	871,724,264
Fidelity Series Intrinsic Opportunities Fund Class F	442,679,378	93,190,460	81,614,970	7,585,279	493,914,435
Fidelity Series Investment Grade Bond Fund Class F	2,021,522,254	703,220,241	247,668,293	59,837,026	2,537,545,120
Fidelity Series Opportunistic Insights Fund Class F	449,091,202	92,225,736	105,711,116	389,631	483,665,019
Fidelity Series Real Estate Equity Fund Class F	81,126,643	24,383,374	30,598,950	1,717,132	88,296,301
Fidelity Series Real Estate Income Fund Class F	56,279,472	12,525,721	7,196,695	3,228,951	61,789,506
Fidelity Series Short-Term Credit Fund Class F	-	138,527,356	232,139	-	138,433,736
Fidelity Series Small Cap Discovery Fund Class F	106,159,140	28,326,344	15,308,437	399,118	130,602,139
Fidelity Series Small Cap Opportunities Fund Class F	362,057,625	99,695,715	74,530,851	1,944,940	393,145,194
Fidelity Series Stock Selector Large Cap Value Fund Class F	581,248,217	158,602,252	110,259,407	9,724,148	650,765,165
Fidelity Short-Term Bond Fund Class F	24,859,824	124,863,750	149,940,248	766,046	-
Total	$ 11,797,835,255	$ 3,309,671,856	$ 2,491,701,134	$ 242,136,491	$ 12,931,677,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $11,523,878,991) - See accompanying schedule		$ 12,931,677,654
Receivable for investments sold		65,625,441
Receivable for fund shares sold		14,836,089
Dividends receivable		112,998
Total assets		13,012,252,182

Liabilities
Payable for investments purchased	$ 43,727,557
Payable for fund shares redeemed	36,735,972
Transfer agent fees payable	507,150
Total liabilities		80,970,679

Net Assets		$ 12,931,281,503
Net Assets consist of:
Paid in capital		$ 11,288,750,513
Undistributed net investment income		24,296,035
Accumulated undistributed net realized gain (loss) on investments		210,436,292
Net unrealized appreciation (depreciation) on investments		1,407,798,663
Net Assets, for 846,869,998 shares outstanding		$ 12,931,281,503
Net Asset Value, offering price and redemption price per share ($12,931,281,503 ÷ 846,869,998 shares)		$ 15.27

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 242,136,491

Expenses
Transfer agent fees	$ 5,801,322
Independent trustees' compensation	52,860
Total expenses		5,854,182
Net investment income (loss)		236,282,309
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,825,316
Capital gain distributions from underlying funds	322,315,394
Total net realized gain (loss)		339,140,710
Change in net unrealized appreciation (depreciation) on underlying funds		299,046,850
Net gain (loss)		638,187,560
Net increase (decrease) in net assets resulting from operations		$ 874,469,869

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 236,282,309	$ 174,906,282
Net realized gain (loss)	339,140,710	656,832,468
Change in net unrealized appreciation (depreciation)	299,046,850	430,813,027
Net increase (decrease) in net assets resulting from operations	874,469,869	1,262,551,777
Distributions to shareholders from net investment income	(386,604,762)	(19,149,282)
Distributions to shareholders from net realized gain	(767,580,506)	(198,584,527)
Total distributions	(1,154,185,268)	(217,733,809)
Share transactions Proceeds from sales of shares	3,970,707,652	3,726,420,199
Reinvestment of distributions	1,154,185,268	217,733,809
Cost of shares redeemed	(3,711,276,454)	(3,079,294,678)
Net increase (decrease) in net assets resulting from share transactions	1,413,616,466	864,859,330
Total increase (decrease) in net assets	1,133,901,067	1,909,677,298

Net Assets
Beginning of period	11,797,380,436	9,887,703,138
End of period (including undistributed net investment income of $24,296,035 and undistributed net investment income of $174,618,488, respectively)	$ 12,931,281,503	$ 11,797,380,436
Other Information Shares
Sold	262,338,074	251,471,985
Issued in reinvestment of distributions	78,489,870	15,141,433
Redeemed	(245,266,208)	(206,818,599)
Net increase (decrease)	95,561,736	59,794,819

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 14.30	$ 13.59	$ 13.99	$ 12.50
Income from Investment Operations
Net investment income (loss) A	.29	.24	.26	.26	.25
Net realized and unrealized gain (loss)	.78	1.47	.95	(.02)	1.57
Total from investment operations	1.07	1.71	1.21	.24	1.82
Distributions from net investment income	(.49)	(.03)	(.24)	(.21)	(.19)
Distributions from net realized gain	(1.01)	(.28)	(.26)	(.43)	(.14)
Total distributions	(1.50)	(.31)	(.50)	(.64)	(.33)
Net asset value, end of period	$ 15.27	$ 15.70	$ 14.30	$ 13.59	$ 13.99
Total Return	7.35%	12.13%	9.17%	2.02%	14.72%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.91%	1.60%	1.89%	1.95%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,931,282	$ 11,797,380	$ 9,887,703	$ 6,678,966	$ 3,454,146
Portfolio turnover rate B	20%	44%	23%	20%	38%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.1	2.2
Fidelity Series 1000 Value Index Fund Class F	1.2	1.2
Fidelity Series All-Sector Equity Fund Class F	6.9	7.1
Fidelity Series Blue Chip Growth Fund Class F	5.4	6.1
Fidelity Series Commodity Strategy Fund Class F	0.7	1.0
Fidelity Series Equity-Income Fund Class F	8.9	9.2
Fidelity Series Growth & Income Fund Class F	6.8	7.1
Fidelity Series Growth Company Fund Class F	7.9	7.2
Fidelity Series Intrinsic Opportunities Fund Class F	4.6	4.6
Fidelity Series Opportunistic Insights Fund Class F	4.5	4.7
Fidelity Series Real Estate Equity Fund Class F	0.8	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.2	1.0
Fidelity Series Small Cap Opportunities Fund Class F	3.7	3.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.9	6.2
	60.6	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.3	6.4
Fidelity Series International Growth Fund Class F	8.3	8.3
Fidelity Series International Small Cap Fund Class F	1.9	1.9
Fidelity Series International Value Fund Class F	8.1	8.6
	25.6	25.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.5	4.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0*	0.1
Fidelity Series Investment Grade Bond Fund Class F	7.5	6.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	12.6	12.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.0*
Fidelity Series Short-Term Credit Fund Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.0*
	1.2	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.6%
International Equity Funds	25.6%
Bond Funds	12.6%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

* Amount represents less than 0.1%
** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	25,201,335	$ 334,925,739
Fidelity Series 1000 Value Index Fund Class F (c)	17,038,196	190,827,792
Fidelity Series All-Sector Equity Fund Class F (c)	77,589,373	1,097,889,628
Fidelity Series Blue Chip Growth Fund Class F (c)	67,953,999	867,772,567
Fidelity Series Commodity Strategy Fund Class F (a)(c)	19,547,637	120,608,919
Fidelity Series Equity-Income Fund Class F (c)	112,724,997	1,423,716,716
Fidelity Series Growth & Income Fund Class F (c)	80,342,855	1,091,055,976
Fidelity Series Growth Company Fund Class F (c)	100,445,674	1,263,606,579
Fidelity Series Intrinsic Opportunities Fund Class F (c)	48,226,375	729,665,054
Fidelity Series Opportunistic Insights Fund Class F (c)	46,210,111	714,408,317
Fidelity Series Real Estate Equity Fund Class F (c)	8,547,542	128,384,080
Fidelity Series Small Cap Discovery Fund Class F (c)	16,824,225	190,113,741
Fidelity Series Small Cap Opportunities Fund Class F (c)	42,748,836	588,651,475
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	73,264,172	951,701,595
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,133,012,165)		9,693,328,178
International Equity Funds - 25.6%

Fidelity Series Emerging Markets Fund Class F (c)	68,676,585	1,170,249,013
Fidelity Series International Growth Fund Class F (c)	91,904,007	1,326,174,819
Fidelity Series International Small Cap Fund Class F (c)	19,109,126	303,835,097
Fidelity Series International Value Fund Class F (c)	128,570,069	1,304,986,197
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,688,720,831)		4,105,245,126
Bond Funds - 12.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	10,358,746	$ 100,583,426
Fidelity Series Floating Rate High Income Fund Class F (c)	7,885,747	77,359,176
Fidelity Series High Income Fund Class F (c)	57,128,890	559,863,120
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	60,419	589,685
Fidelity Series Investment Grade Bond Fund Class F (c)	103,656,675	1,199,307,725
Fidelity Series Real Estate Income Fund Class F (c)	6,769,795	76,566,379
TOTAL BOND FUNDS (Cost $1,993,126,592)		2,014,269,511
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	101,132,949	101,132,949
Fidelity Series Short-Term Credit Fund Class F (c)	8,487,613	84,961,005
TOTAL SHORT-TERM FUNDS (Cost $186,009,078)		186,093,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,000,868,666)		15,998,936,769
NET OTHER ASSETS (LIABILITIES) - 0.0%		(561,823)
NET ASSETS - 100%		$ 15,998,374,946
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 109,728,392	$ 8,595,442	$ 44,813	$ 101,132,949
Fidelity Series 100 Index Fund Class F	270,540,783	89,568,910	51,152,075	6,910,586	334,925,739
Fidelity Series 1000 Value Index Fund Class F	182,252,090	32,329,130	32,089,460	4,123,612	190,827,792
Fidelity Series All-Sector Equity Fund Class F	1,005,346,504	280,335,631	191,024,072	11,790,807	1,097,889,628
Fidelity Series Blue Chip Growth Fund Class F	884,558,224	121,951,918	295,231,263	3,295,933	867,772,567
Fidelity Series Commodity Strategy Fund Class F	183,342,610	16,925,105	32,880,677	-	120,608,919
Fidelity Series Emerging Markets Debt Fund Class F	102,167,682	15,381,935	11,911,744	5,933,398	100,583,426
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 796,348,784	$ 480,640,532	$ 81,501,009	$ 10,013,987	$ 1,170,249,013
Fidelity Series Equity-Income Fund Class F	1,341,799,407	286,889,342	217,544,047	32,619,450	1,423,716,716
Fidelity Series Floating Rate High Income Fund Class F	126,537,640	16,669,286	60,692,957	4,358,328	77,359,176
Fidelity Series Growth & Income Fund Class F	1,036,668,308	182,560,431	175,952,781	20,086,884	1,091,055,976
Fidelity Series Growth Company Fund Class F	1,080,456,652	35,216,860	24,937,269	4,138,685	1,263,606,579
Fidelity Series High Income Fund Class F	982,696,990	115,889,727	480,353,376	42,735,433	559,863,120
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,132,795	7,280,133	22,831,681	35,029	589,685
Fidelity Series International Growth Fund Class F	1,360,847,043	168,288,416	226,269,901	19,307,025	1,326,174,819
Fidelity Series International Small Cap Fund Class F	305,087,429	42,987,287	38,346,102	3,257,147	303,835,097
Fidelity Series International Value Fund Class F	1,358,828,103	252,930,018	187,435,870	54,570,223	1,304,986,197
Fidelity Series Intrinsic Opportunities Fund Class F	675,406,959	113,024,626	117,551,133	11,183,196	729,665,054
Fidelity Series Investment Grade Bond Fund Class F	764,788,281	520,629,386	111,711,032	25,243,051	1,199,307,725
Fidelity Series Opportunistic Insights Fund Class F	667,834,335	115,031,471	138,956,473	571,498	714,408,317
Fidelity Series Real Estate Equity Fund Class F	107,186,720	40,663,641	38,615,341	2,479,755	128,384,080
Fidelity Series Real Estate Income Fund Class F	71,200,199	13,647,360	8,513,331	4,038,379	76,566,379
Fidelity Series Short-Term Credit Fund Class F	-	85,028,304	152,323	-	84,961,005
Fidelity Series Small Cap Discovery Fund Class F	158,742,122	37,379,006	22,765,329	588,640	190,113,741
Fidelity Series Small Cap Opportunities Fund Class F	546,133,920	131,344,300	97,069,235	2,878,490	588,651,475
Fidelity Series Stock Selector Large Cap Value Fund Class F	901,915,192	198,006,908	181,593,502	14,273,238	951,701,595
Fidelity Short-Term Bond Fund Class F	-	128,608,631	128,712,167	413,005	-
Total	$ 14,926,818,772	$ 3,638,936,686	$ 2,984,389,592	$ 284,890,592	$ 15,998,936,769
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $14,000,868,666) - See accompanying schedule		$ 15,998,936,769
Receivable for investments sold		48,779,897
Receivable for fund shares sold		19,902,898
Dividends receivable		69,453
Total assets		16,067,689,017

Liabilities
Payable for investments purchased	$ 20,041,778
Payable for fund shares redeemed	48,643,041
Transfer agent fees payable	629,252
Total liabilities		69,314,071

Net Assets		$ 15,998,374,946
Net Assets consist of:
Paid in capital		$ 13,671,156,484
Undistributed net investment income		19,549,925
Accumulated undistributed net realized gain (loss) on investments		309,600,434
Net unrealized appreciation (depreciation) on investments		1,998,068,103
Net Assets, for 1,023,918,525 shares outstanding		$ 15,998,374,946
Net Asset Value, offering price and redemption price per share ($15,998,374,946 ÷ 1,023,918,525 shares)		$ 15.62

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 284,890,592

Expenses
Transfer agent fees	$ 7,250,188
Independent trustees' compensation	66,221
Total expenses		7,316,409
Net investment income (loss)		277,574,183
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,926,191
Capital gain distributions from underlying funds	468,486,936
Total net realized gain (loss)		503,413,127
Change in net unrealized appreciation (depreciation) on underlying funds		382,644,697
Net gain (loss)		886,057,824
Net increase (decrease) in net assets resulting from operations		$ 1,163,632,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 277,574,183	$ 222,217,124
Net realized gain (loss)	503,413,127	836,006,177
Change in net unrealized appreciation (depreciation)	382,644,697	690,958,999
Net increase (decrease) in net assets resulting from operations	1,163,632,007	1,749,182,300
Distributions to shareholders from net investment income	(480,022,949)	(24,505,853)
Distributions to shareholders from net realized gain	(1,005,183,302)	(274,101,284)
Total distributions	(1,485,206,251)	(298,607,137)
Share transactions Proceeds from sales of shares	4,382,287,362	4,187,539,586
Reinvestment of distributions	1,485,206,251	298,607,137
Cost of shares redeemed	(4,473,783,934)	(3,948,144,278)
Net increase (decrease) in net assets resulting from share transactions	1,393,709,679	538,002,445
Total increase (decrease) in net assets	1,072,135,435	1,988,577,608

Net Assets
Beginning of period	14,926,239,511	12,937,661,903
End of period (including undistributed net investment income of $19,549,925 and undistributed net investment income of $221,998,691, respectively)	$ 15,998,374,946	$ 14,926,239,511
Other Information Shares
Sold	283,378,088	277,666,183
Issued in reinvestment of distributions	99,033,693	20,494,657
Redeemed	(289,083,944)	(260,727,298)
Net increase (decrease)	93,327,837	37,433,542

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 14.49	$ 13.75	$ 14.22	$ 12.67
Income from Investment Operations
Net investment income (loss) A	.28	.24	.27	.26	.25
Net realized and unrealized gain (loss)	.87	1.64	.99	(.07)	1.62
Total from investment operations	1.15	1.88	1.26	.19	1.87
Distributions from net investment income	(.50)	(.03)	(.25)	(.22)	(.18)
Distributions from net realized gain	(1.07)	(.30)	(.26)	(.44)	(.14)
Total distributions	(1.57)	(.33)	(.52) D	(.66)	(.32)
Net asset value, end of period	$ 15.62	$ 16.04	$ 14.49	$ 13.75	$ 14.22
Total Return	7.78%	13.20%	9.46%	1.62%	14.95%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.80%	1.58%	1.94%	1.99%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,998,375	$ 14,926,240	$ 12,937,662	$ 9,206,764	$ 4,890,405
Portfolio turnover rate B	19%	56%	25%	19%	37%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.2	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.4	7.5
Fidelity Series Blue Chip Growth Fund Class F	5.9	6.6
Fidelity Series Commodity Strategy Fund Class F	0.7	1.0
Fidelity Series Equity-Income Fund Class F	9.7	9.8
Fidelity Series Growth & Income Fund Class F	7.4	7.6
Fidelity Series Growth Company Fund Class F	8.5	7.7
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.1
Fidelity Series Small Cap Opportunities Fund Class F	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.8	6.6
Fidelity Series International Growth Fund Class F	9.0	9.1
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.8	9.1
	27.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.5
Fidelity Series Investment Grade Bond Fund Class F	0.6	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.6	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	17,103,844	$ 227,310,084
Fidelity Series 1000 Value Index Fund Class F (c)	11,535,099	129,193,107
Fidelity Series All-Sector Equity Fund Class F (c)	53,068,815	750,923,736
Fidelity Series Blue Chip Growth Fund Class F (c)	46,578,429	594,806,534
Fidelity Series Commodity Strategy Fund Class F (a)(c)	12,344,343	76,164,598
Fidelity Series Equity-Income Fund Class F (c)	77,550,423	979,461,841
Fidelity Series Growth & Income Fund Class F (c)	54,953,387	746,266,999
Fidelity Series Growth Company Fund Class F (c)	68,459,562	861,221,285
Fidelity Series Intrinsic Opportunities Fund Class F (c)	32,980,362	498,992,875
Fidelity Series Opportunistic Insights Fund Class F (c)	31,606,391	488,634,803
Fidelity Series Real Estate Equity Fund Class F (c)	5,810,882	87,279,453
Fidelity Series Small Cap Discovery Fund Class F (c)	11,544,931	130,457,715
Fidelity Series Small Cap Opportunities Fund Class F (c)	29,292,891	403,363,106
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	50,088,896	650,654,761
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,606,741,864)		6,624,730,897
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund Class F (c)	46,191,450	787,102,310
Fidelity Series International Growth Fund Class F (c)	63,045,607	909,748,102
Fidelity Series International Small Cap Fund Class F (c)	13,153,038	209,133,309
Fidelity Series International Value Fund Class F (c)	88,275,854	895,999,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,527,520,361)		2,801,983,636
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,477,081	$ 62,892,454
Fidelity Series Floating Rate High Income Fund Class F (c)	4,973,184	48,786,936
Fidelity Series High Income Fund Class F (c)	35,753,995	350,389,153
Fidelity Series Investment Grade Bond Fund Class F (c)	5,320,338	61,556,313
Fidelity Series Real Estate Income Fund Class F (c)	4,271,202	48,307,293
TOTAL BOND FUNDS (Cost $573,552,359)		571,932,149
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	68,512,980	68,512,980
Fidelity Series Short-Term Credit Fund Class F (c)	5,860,530	58,663,906
TOTAL SHORT-TERM FUNDS (Cost $127,118,281)		127,176,886
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,834,932,865)		10,125,823,568
NET OTHER ASSETS (LIABILITIES) - 0.0%		(353,224)
NET ASSETS - 100%		$ 10,125,470,344
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 71,844,373	$ 3,331,393	$ 32,468	$ 68,512,980
Fidelity Series 100 Index Fund Class F	172,649,223	69,871,800	32,207,365	4,608,416	227,310,084
Fidelity Series 1000 Value Index Fund Class F	116,024,811	27,783,619	19,965,912	2,755,881	129,193,107
Fidelity Series All-Sector Equity Fund Class F	660,425,414	203,311,975	113,130,313	7,943,280	750,923,736
Fidelity Series Blue Chip Growth Fund Class F	567,272,210	112,667,493	188,776,325	2,187,092	594,806,534
Fidelity Series Commodity Strategy Fund Class F	87,568,097	26,871,847	10,054,551	-	76,164,598
Fidelity Series Emerging Markets Debt Fund Class F	61,981,828	12,900,433	8,910,248	3,601,008	62,892,454
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 493,886,898	$ 360,577,215	$ 50,707,620	$ 6,536,720	$ 787,102,310
Fidelity Series Equity-Income Fund Class F	867,095,141	240,047,237	135,024,658	21,499,701	979,461,841
Fidelity Series Floating Rate High Income Fund Class F	67,788,064	11,114,071	26,968,837	2,492,875	48,786,936
Fidelity Series Growth & Income Fund Class F	660,008,711	160,655,706	105,487,782	13,142,248	746,266,999
Fidelity Series Growth Company Fund Class F	679,779,024	85,539,321	18,107,652	2,750,475	861,221,285
Fidelity Series High Income Fund Class F	604,792,352	82,060,939	300,927,273	25,953,939	350,389,153
Fidelity Series International Growth Fund Class F	860,036,992	151,391,734	116,304,802	13,024,890	909,748,102
Fidelity Series International Small Cap Fund Class F	194,597,886	41,243,679	23,192,347	2,147,205	209,133,309
Fidelity Series International Value Fund Class F	867,583,803	227,629,187	120,804,994	36,357,831	895,999,915
Fidelity Series Intrinsic Opportunities Fund Class F	428,520,087	102,053,817	70,332,436	7,415,419	498,992,875
Fidelity Series Investment Grade Bond Fund Class F	131,900,060	51,411,917	123,949,130	2,320,390	61,556,313
Fidelity Series Opportunistic Insights Fund Class F	424,537,199	99,549,839	81,605,610	383,882	488,634,803
Fidelity Series Real Estate Equity Fund Class F	74,721,789	37,914,750	38,144,764	1,605,718	87,279,453
Fidelity Series Real Estate Income Fund Class F	43,505,962	10,980,479	6,327,487	2,495,367	48,307,293
Fidelity Series Short-Term Credit Fund Class F	-	58,685,949	80,725	-	58,663,906
Fidelity Series Small Cap Discovery Fund Class F	98,838,323	34,973,439	14,988,189	390,118	130,457,715
Fidelity Series Small Cap Opportunities Fund Class F	344,179,416	107,793,671	55,337,650	1,910,104	403,363,106
Fidelity Series Stock Selector Large Cap Value Fund Class F	575,737,253	160,957,470	106,703,125	9,616,686	650,654,761
Fidelity Short-Term Bond Fund Class F	-	68,689,772	68,764,787	276,686	-
Total	$ 9,083,430,543	$ 2,618,521,732	$ 1,840,135,975	$ 171,448,399	$ 10,125,823,568
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $8,834,932,865) - See accompanying schedule		$ 10,125,823,568
Receivable for investments sold		26,936,821
Receivable for fund shares sold		15,005,120
Dividends receivable		47,882
Total assets		10,167,813,391

Liabilities
Payable for investments purchased	$ 13,022,059
Payable for fund shares redeemed	28,923,303
Transfer agent fees payable	397,685
Total liabilities		42,343,047

Net Assets		$ 10,125,470,344
Net Assets consist of:
Paid in capital		$ 8,626,236,400
Undistributed net investment income		8,324,784
Accumulated undistributed net realized gain (loss) on investments		200,018,457
Net unrealized appreciation (depreciation) on investments		1,290,890,703
Net Assets, for 628,984,540 shares outstanding		$ 10,125,470,344
Net Asset Value, offering price and redemption price per share ($10,125,470,344 ÷ 628,984,540 shares)		$ 16.10

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 171,448,399

Expenses
Transfer agent fees	$ 4,488,702
Independent trustees' compensation	40,815
Total expenses		4,529,517
Net investment income (loss)		166,918,882
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,185,356
Capital gain distributions from underlying funds	311,714,061
Total net realized gain (loss)		321,899,417
Change in net unrealized appreciation (depreciation) on underlying funds		253,821,907
Net gain (loss)		575,721,324
Net increase (decrease) in net assets resulting from operations		$ 742,640,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,918,882	$ 123,791,954
Net realized gain (loss)	321,899,417	555,018,887
Change in net unrealized appreciation (depreciation)	253,821,907	471,199,890
Net increase (decrease) in net assets resulting from operations	742,640,206	1,150,010,731
Distributions to shareholders from net investment income	(282,220,773)	(11,191,676)
Distributions to shareholders from net realized gain	(663,806,908)	(164,311,064)
Total distributions	(946,027,681)	(175,502,740)
Share transactions Proceeds from sales of shares	3,172,959,264	2,879,083,996
Reinvestment of distributions	946,027,681	175,502,740
Cost of shares redeemed	(2,873,209,328)	(2,275,258,549)
Net increase (decrease) in net assets resulting from share transactions	1,245,777,617	779,328,187
Total increase (decrease) in net assets	1,042,390,142	1,753,836,178

Net Assets
Beginning of period	9,083,080,202	7,329,244,024
End of period (including undistributed net investment income of $8,324,784 and $123,626,674, respectively)	$ 10,125,470,344	$ 9,083,080,202
Other Information Shares
Sold	199,345,062	185,996,763
Issued in reinvestment of distributions	61,384,971	11,890,432
Redeemed	(180,515,961)	(146,109,003)
Net increase (decrease)	80,214,072	51,778,192

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 14.75	$ 13.88	$ 14.46	$ 12.78
Income from Investment Operations
Net investment income (loss) A	.28	.23	.26	.24	.23
Net realized and unrealized gain (loss)	.95	1.92	1.09	(.17)	1.76
Total from investment operations	1.23	2.15	1.35	.07	1.99
Distributions from net investment income	(.48)	(.02)	(.24)	(.20)	(.18)
Distributions from net realized gain	(1.19)	(.32)	(.23)	(.45)	(.13)
Total distributions	(1.68) F	(.35) D	(.48) E	(.65)	(.31)
Net asset value, end of period	$ 16.10	$ 16.55	$ 14.75	$ 13.88	$ 14.46
Total Return	8.08%	14.83%	10.01%	.78%	15.76%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.75%	1.50%	1.90%	1.81%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,125,470	$ 9,083,080	$ 7,329,244	$ 4,783,034	$ 2,321,903
Portfolio turnover rate B	19%	50%	26%	17%	37%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

E Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

F Total distributions of $1.68 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.191 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.2	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.4	7.5
Fidelity Series Blue Chip Growth Fund Class F	5.9	6.6
Fidelity Series Commodity Strategy Fund Class F	0.7	1.0
Fidelity Series Equity-Income Fund Class F	9.7	9.8
Fidelity Series Growth & Income Fund Class F	7.4	7.6
Fidelity Series Growth Company Fund Class F	8.5	7.7
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.1
Fidelity Series Small Cap Opportunities Fund Class F	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.8	6.6
Fidelity Series International Growth Fund Class F	9.0	9.1
Fidelity Series International Small Cap Fund Class F	2.1	2.1
Fidelity Series International Value Fund Class F	8.8	9.1
	27.7	26.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.4
Fidelity Series Investment Grade Bond Fund Class F	0.6	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.6	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.4
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.2
	1.3	0.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.9%
Bond Funds	6.6%
Short-Term Funds	0.6%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	18,510,901	$ 246,009,880
Fidelity Series 1000 Value Index Fund Class F (c)	12,461,606	139,569,989
Fidelity Series All-Sector Equity Fund Class F (c)	57,259,080	810,215,975
Fidelity Series Blue Chip Growth Fund Class F (c)	50,268,728	641,931,656
Fidelity Series Commodity Strategy Fund Class F (a)(c)	13,322,276	82,198,443
Fidelity Series Equity-Income Fund Class F (c)	83,655,144	1,056,564,474
Fidelity Series Growth & Income Fund Class F (c)	59,282,544	805,056,953
Fidelity Series Growth Company Fund Class F (c)	73,752,266	927,803,511
Fidelity Series Intrinsic Opportunities Fund Class F (c)	35,575,084	538,251,014
Fidelity Series Opportunistic Insights Fund Class F (c)	34,101,208	527,204,674
Fidelity Series Real Estate Equity Fund Class F (c)	6,237,040	93,680,334
Fidelity Series Small Cap Discovery Fund Class F (c)	12,363,874	139,711,779
Fidelity Series Small Cap Opportunities Fund Class F (c)	31,531,547	434,189,400
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	54,006,435	701,543,585
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,011,016,214)		7,143,931,667
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund Class F (c)	49,772,580	848,124,765
Fidelity Series International Growth Fund Class F (c)	67,971,344	980,826,501
Fidelity Series International Small Cap Fund Class F (c)	14,185,176	225,544,302
Fidelity Series International Value Fund Class F (c)	95,161,310	965,887,301
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,711,497,693)		3,020,382,869
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,992,439	$ 67,896,580
Fidelity Series Floating Rate High Income Fund Class F (c)	5,386,324	52,839,836
Fidelity Series High Income Fund Class F (c)	38,482,882	377,132,245
Fidelity Series Investment Grade Bond Fund Class F (c)	5,692,345	65,860,431
Fidelity Series Real Estate Income Fund Class F (c)	4,620,652	52,259,577
TOTAL BOND FUNDS (Cost $617,412,432)		615,988,669
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	75,528,852	75,528,852
Fidelity Series Short-Term Credit Fund Class F (c)	6,456,701	64,631,579
TOTAL SHORT-TERM FUNDS (Cost $140,095,864)		140,160,431
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,480,022,203)		10,920,463,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379,520)
NET ASSETS - 100%		$ 10,920,084,116
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 79,061,005	$ 3,532,153	$ 35,501	$ 75,528,852
Fidelity Series 100 Index Fund Class F	186,816,726	72,796,166	32,186,337	4,982,754	246,009,880
Fidelity Series 1000 Value Index Fund Class F	126,228,300	26,892,605	19,496,527	2,978,336	139,569,989
Fidelity Series All-Sector Equity Fund Class F	739,405,434	191,719,899	122,622,295	8,556,731	810,215,975
Fidelity Series Blue Chip Growth Fund Class F	618,018,537	112,856,519	201,370,980	2,371,246	641,931,656
Fidelity Series Commodity Strategy Fund Class F	94,463,488	28,715,904	10,355,348	-	82,198,443
Fidelity Series Emerging Markets Debt Fund Class F	67,776,214	12,744,980	9,278,784	3,916,803	67,896,580
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 543,401,982	$ 373,893,124	$ 52,234,460	$ 6,966,268	$ 848,124,765
Fidelity Series Equity-Income Fund Class F	943,017,142	243,414,773	138,426,503	23,309,773	1,056,564,474
Fidelity Series Floating Rate High Income Fund Class F	67,250,469	11,061,855	22,081,045	2,590,290	52,839,836
Fidelity Series Growth & Income Fund Class F	705,394,536	171,340,713	105,223,971	14,153,432	805,056,953
Fidelity Series Growth Company Fund Class F	740,299,626	81,893,766	18,410,712	2,986,298	927,803,511
Fidelity Series High Income Fund Class F	658,002,950	87,338,921	329,621,338	28,150,636	377,132,245
Fidelity Series International Growth Fund Class F	936,746,179	150,103,488	122,036,442	14,109,297	980,826,501
Fidelity Series International Small Cap Fund Class F	210,119,333	42,628,674	23,227,498	2,349,850	225,544,302
Fidelity Series International Value Fund Class F	944,848,072	229,309,553	123,103,676	39,369,487	965,887,301
Fidelity Series Intrinsic Opportunities Fund Class F	460,535,921	104,444,160	68,376,819	8,003,858	538,251,014
Fidelity Series Investment Grade Bond Fund Class F	152,040,096	54,042,749	142,735,557	2,608,813	65,860,431
Fidelity Series Opportunistic Insights Fund Class F	458,608,688	104,473,679	86,215,622	414,155	527,204,674
Fidelity Series Real Estate Equity Fund Class F	82,954,695	37,558,392	40,719,070	1,743,788	93,680,334
Fidelity Series Real Estate Income Fund Class F	47,350,685	11,354,252	6,605,297	2,704,508	52,259,577
Fidelity Series Short-Term Credit Fund Class F	-	64,651,829	84,899	-	64,631,579
Fidelity Series Small Cap Discovery Fund Class F	110,597,321	31,923,709	15,270,633	423,791	139,711,779
Fidelity Series Small Cap Opportunities Fund Class F	375,744,889	110,665,188	59,498,909	2,065,061	434,189,400
Fidelity Series Stock Selector Large Cap Value Fund Class F	623,788,223	163,298,517	108,296,265	10,355,994	701,543,585
Fidelity Short-Term Bond Fund Class F	-	75,444,230	75,530,046	303,099	-
Total	$ 9,893,409,506	$ 2,673,628,650	$ 1,936,541,186	$ 185,449,769	$ 10,920,463,636
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $9,480,022,203) - See accompanying schedule		$ 10,920,463,636
Receivable for investments sold		28,261,901
Receivable for fund shares sold		17,508,955
Dividends receivable		52,805
Total assets		10,966,287,297

Liabilities
Payable for investments purchased	$ 14,116,138
Payable for fund shares redeemed	31,658,734
Transfer agent fees payable	428,309
Total liabilities		46,203,181

Net Assets		$ 10,920,084,116
Net Assets consist of:
Paid in capital		$ 9,252,544,480
Undistributed net investment income		8,735,260
Accumulated undistributed net realized gain (loss) on investments		218,362,943
Net unrealized appreciation (depreciation) on investments		1,440,441,433
Net Assets, for 676,474,945 shares outstanding		$ 10,920,084,116
Net Asset Value, offering price and redemption price per share ($10,920,084,116 ÷ 676,474,945 shares)		$ 16.14

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 185,449,769

Expenses
Transfer agent fees	$ 4,866,331
Independent trustees' compensation	44,307
Total expenses		4,910,638
Net investment income (loss)		180,539,131
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,414,642
Capital gain distributions from underlying funds	336,527,766
Total net realized gain (loss)		352,942,408
Change in net unrealized appreciation (depreciation) on underlying funds		273,552,016
Net gain (loss)		626,494,424
Net increase (decrease) in net assets resulting from operations		$ 807,033,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 180,539,131	$ 134,093,224
Net realized gain (loss)	352,942,408	631,747,463
Change in net unrealized appreciation (depreciation)	273,552,016	520,125,716
Net increase (decrease) in net assets resulting from operations	807,033,555	1,285,966,403
Distributions to shareholders from net investment income	(305,708,534)	(12,426,918)
Distributions to shareholders from net realized gain	(747,971,170)	(188,663,267)
Total distributions	(1,053,679,704)	(201,090,185)
Share transactions Proceeds from sales of shares	3,318,761,866	3,061,609,220
Reinvestment of distributions	1,053,679,704	201,090,185
Cost of shares redeemed	(3,098,738,545)	(2,664,743,887)
Net increase (decrease) in net assets resulting from share transactions	1,273,703,025	597,955,518
Total increase (decrease) in net assets	1,027,056,876	1,682,831,736

Net Assets
Beginning of period	9,893,027,240	8,210,195,504
End of period (including undistributed net investment income of $8,735,260 and undistributed net investment income of $133,904,663, respectively)	$ 10,920,084,116	$ 9,893,027,240
Other Information Shares
Sold	207,805,569	196,549,519
Issued in reinvestment of distributions	68,178,497	13,578,000
Redeemed	(193,823,770)	(170,450,334)
Net increase (decrease)	82,160,296	39,677,185

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 14.80	$ 13.93	$ 14.55	$ 12.85
Income from Investment Operations
Net investment income (loss) A	.28	.23	.26	.24	.24
Net realized and unrealized gain (loss)	.94	1.98	1.09	(.19)	1.77
Total from investment operations	1.22	2.21	1.35	.05	2.01
Distributions from net investment income	(.49)	(.02)	(.25)	(.20)	(.18)
Distributions from net realized gain	(1.24)	(.33)	(.24)	(.47)	(.13)
Total distributions	(1.73)	(.36) D	(.48) E	(.67)	(.31)
Net asset value, end of period	$ 16.14	$ 16.65	$ 14.80	$ 13.93	$ 14.55
Total Return	8.01%	15.20%	10.04%	.67%	15.81%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.74%	1.47%	1.90%	1.82%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,920,084	$ 9,893,027	$ 8,210,196	$ 5,609,633	$ 2,881,829
Portfolio turnover rate B	19%	50%	27%	18%	38%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

E Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.4	7.6
Fidelity Series Blue Chip Growth Fund Class F	5.8	6.5
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	9.6	9.8
Fidelity Series Growth & Income Fund Class F	7.4	7.6
Fidelity Series Growth Company Fund Class F	8.5	7.7
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.8
Fidelity Series Opportunistic Insights Fund Class F	4.8	5.0
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.1
Fidelity Series Small Cap Opportunities Fund Class F	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.8	6.6
Fidelity Series International Growth Fund Class F	9.0	9.1
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.8	9.1
	27.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.4
Fidelity Series Investment Grade Bond Fund Class F	0.6	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.6	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	10,110,212	$ 134,364,716
Fidelity Series 1000 Value Index Fund Class F (c)	6,818,758	76,370,087
Fidelity Series All-Sector Equity Fund Class F (c)	31,278,906	442,596,515
Fidelity Series Blue Chip Growth Fund Class F (c)	27,229,868	347,725,411
Fidelity Series Commodity Strategy Fund Class F (a)(c)	7,284,788	44,947,143
Fidelity Series Equity-Income Fund Class F (c)	45,548,029	575,271,601
Fidelity Series Growth & Income Fund Class F (c)	32,352,812	439,351,183
Fidelity Series Growth Company Fund Class F (c)	40,245,375	506,286,818
Fidelity Series Intrinsic Opportunities Fund Class F (c)	19,441,063	294,143,277
Fidelity Series Opportunistic Insights Fund Class F (c)	18,628,774	288,000,852
Fidelity Series Real Estate Equity Fund Class F (c)	3,449,834	51,816,510
Fidelity Series Small Cap Discovery Fund Class F (c)	6,927,887	78,285,120
Fidelity Series Small Cap Opportunities Fund Class F (c)	17,439,446	240,141,171
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	29,574,939	384,178,458
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,337,956,235)		3,903,478,862
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund Class F (c)	27,206,794	463,603,778
Fidelity Series International Growth Fund Class F (c)	37,186,309	536,598,443
Fidelity Series International Small Cap Fund Class F (c)	7,751,777	123,253,248
Fidelity Series International Value Fund Class F (c)	52,063,040	528,439,860
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,506,135,142)		1,651,895,329
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	3,818,317	$ 37,075,862
Fidelity Series Floating Rate High Income Fund Class F (c)	2,939,773	28,839,171
Fidelity Series High Income Fund Class F (c)	21,048,011	206,270,511
Fidelity Series Investment Grade Bond Fund Class F (c)	3,127,101	36,180,564
Fidelity Series Real Estate Income Fund Class F (c)	2,514,767	28,442,017
TOTAL BOND FUNDS (Cost $337,567,175)		336,808,125
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	40,185,919	40,185,919
Fidelity Series Short-Term Credit Fund Class F (c)	3,417,907	34,213,249
TOTAL SHORT-TERM FUNDS (Cost $74,364,989)		74,399,168
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,256,023,541)	5,966,581,484
NET OTHER ASSETS (LIABILITIES) - 0.0%	(207,790)
NET ASSETS - 100%	$ 5,966,373,694
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 41,794,318	$ 1,608,400	$ 19,019	$ 40,185,919
Fidelity Series 100 Index Fund Class F	96,450,636	43,718,795	15,512,599	2,654,124	134,364,716
Fidelity Series 1000 Value Index Fund Class F	64,824,449	18,782,017	10,268,549	1,588,250	76,370,087
Fidelity Series All-Sector Equity Fund Class F	374,096,364	128,354,842	59,908,813	4,574,348	442,596,515
Fidelity Series Blue Chip Growth Fund Class F	317,259,373	80,202,763	109,549,412	1,249,082	347,725,411
Fidelity Series Commodity Strategy Fund Class F	48,412,770	17,723,559	4,994,926	-	44,947,143
Fidelity Series Emerging Markets Debt Fund Class F	34,486,400	8,750,650	4,415,912	2,050,091	37,075,862
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 276,640,827	$ 223,197,448	$ 26,961,371	$ 3,752,357	$ 463,603,778
Fidelity Series Equity-Income Fund Class F	481,392,128	159,412,789	69,173,479	12,204,238	575,271,601
Fidelity Series Floating Rate High Income Fund Class F	17,731,701	19,926,205	7,102,278	1,076,374	28,839,171
Fidelity Series Growth & Income Fund Class F	360,241,576	112,840,195	51,239,948	7,408,754	439,351,183
Fidelity Series Growth Company Fund Class F	374,401,742	76,034,876	9,108,264	1,573,422	506,286,818
Fidelity Series High Income Fund Class F	336,587,013	55,676,452	165,835,353	14,755,642	206,270,511
Fidelity Series International Growth Fund Class F	479,724,233	106,453,217	58,734,990	7,465,306	536,598,443
Fidelity Series International Small Cap Fund Class F	107,956,652	28,459,115	11,451,863	1,238,686	123,253,248
Fidelity Series International Value Fund Class F	483,859,618	148,073,724	58,732,613	20,941,415	528,439,860
Fidelity Series Intrinsic Opportunities Fund Class F	236,647,607	69,792,895	34,723,818	4,222,457	294,143,277
Fidelity Series Investment Grade Bond Fund Class F	93,224,389	32,345,976	90,902,302	1,541,988	36,180,564
Fidelity Series Opportunistic Insights Fund Class F	235,493,289	70,123,618	44,311,015	220,649	288,000,852
Fidelity Series Real Estate Equity Fund Class F	44,239,883	26,693,692	26,492,059	905,441	51,816,510
Fidelity Series Real Estate Income Fund Class F	24,219,693	7,522,265	3,381,866	1,428,178	28,442,017
Fidelity Series Short-Term Credit Fund Class F	-	34,207,413	28,369	-	34,213,249
Fidelity Series Small Cap Discovery Fund Class F	57,730,624	21,361,913	7,756,679	229,031	78,285,120
Fidelity Series Small Cap Opportunities Fund Class F	192,739,544	69,533,315	26,777,119	1,088,512	240,141,171
Fidelity Series Stock Selector Large Cap Value Fund Class F	321,736,857	107,806,993	56,815,192	5,538,381	384,178,458
Fidelity Short-Term Bond Fund Class F	-	39,435,355	39,475,774	160,303	-
Total	$ 5,060,097,368	$ 1,748,224,400	$ 995,262,963	$ 97,866,048	$ 5,966,581,484
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $5,256,023,541) - See accompanying schedule		$ 5,966,581,484
Receivable for investments sold		12,889,398
Receivable for fund shares sold		14,116,314
Dividends receivable		27,880
Total assets		5,993,615,076

Liabilities
Payable for investments purchased	$ 7,914,232
Payable for fund shares redeemed	19,093,374
Transfer agent fees payable	233,776
Total liabilities		27,241,382

Net Assets		$ 5,966,373,694
Net Assets consist of:
Paid in capital		$ 5,135,066,907
Undistributed net investment income		4,852,400
Accumulated undistributed net realized gain (loss) on investments		115,896,444
Net unrealized appreciation (depreciation) on investments		710,557,943
Net Assets, for 360,158,012 shares outstanding		$ 5,966,373,694
Net Asset Value, offering price and redemption price per share ($5,966,373,694 ÷ 360,158,012 shares)		$ 16.57

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 97,886,048

Expenses
Transfer agent fees	$ 2,568,169
Independent trustees' compensation	23,207
Total expenses		2,591,376
Net investment income (loss)		95,294,672
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,965,274
Capital gain distributions from underlying funds	179,361,814
Total net realized gain (loss)		183,327,088
Change in net unrealized appreciation (depreciation) on underlying funds		149,557,398
Net gain (loss)		332,884,486
Net increase (decrease) in net assets resulting from operations		$ 428,179,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,294,672	$ 66,147,143
Net realized gain (loss)	183,327,088	303,045,217
Change in net unrealized appreciation (depreciation)	149,557,398	273,085,851
Net increase (decrease) in net assets resulting from operations	428,179,158	642,278,211
Distributions to shareholders from net investment income	(156,508,980)	(5,761,733)
Distributions to shareholders from net realized gain	(364,672,767)	(80,603,752)
Total distributions	(521,181,747)	(86,365,485)
Share transactions Proceeds from sales of shares	2,148,367,254	1,887,417,974
Reinvestment of distributions	521,181,747	86,365,485
Cost of shares redeemed	(1,670,076,420)	(1,284,028,057)
Net increase (decrease) in net assets resulting from share transactions	999,472,581	689,755,402
Total increase (decrease) in net assets	906,469,992	1,245,668,128

Net Assets
Beginning of period	5,059,903,702	3,814,235,574
End of period (including undistributed net investment income of $4,852,400 and undistributed net investment income of $66,066,708, respectively)	$ 5,966,373,694	$ 5,059,903,702
Other Information Shares
Sold	131,342,013	118,830,944
Issued in reinvestment of distributions	32,858,503	5,730,983
Redeemed	(102,018,105)	(80,479,587)
Net increase (decrease)	62,182,411	44,082,340

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.98	$ 15.02	$ 14.07	$ 14.68	$ 12.91
Income from Investment Operations
Net investment income (loss) A	.28	.24	.28	.25	.25
Net realized and unrealized gain (loss)	.98	2.05	1.12	(.22)	1.81
Total from investment operations	1.26	2.29	1.40	.03	2.06
Distributions from net investment income	(.48)	(.02)	(.25)	(.20)	(.18)
Distributions from net realized gain	(1.19)	(.31)	(.20)	(.44)	(.11)
Total distributions	(1.67)	(.33)	(.45)	(.64)	(.29)
Net asset value, end of period	$ 16.57	$ 16.98	$ 15.02	$ 14.07	$ 14.68
Total Return	8.10%	15.52%	10.27%	.45%	16.12%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.74%	1.49%	1.96%	1.85%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,966,374	$ 5,059,904	$ 3,814,236	$ 2,254,813	$ 927,418
Portfolio turnover rate B	18%	47%	27%	14%	39%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.4	7.6
Fidelity Series Blue Chip Growth Fund Class F	5.8	6.5
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	9.6	9.8
Fidelity Series Growth & Income Fund Class F	7.4	7.6
Fidelity Series Growth Company Fund Class F	8.4	7.7
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.8
Fidelity Series Opportunistic Insights Fund Class F	4.8	5.0
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.1
Fidelity Series Small Cap Opportunities Fund Class F	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.8	6.6
Fidelity Series International Growth Fund Class F	9.0	9.1
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.8	9.0
	27.7	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0*	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.6	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.6	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.3	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.7%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.7%
Bond Funds	6.6%
Short-Term Funds	0.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	8,257,583	$ 109,743,283
Fidelity Series 1000 Value Index Fund Class F (c)	5,560,195	62,274,188
Fidelity Series All-Sector Equity Fund Class F (c)	25,493,779	360,736,975
Fidelity Series Blue Chip Growth Fund Class F (c)	22,133,532	282,645,207
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,930,799	36,593,031
Fidelity Series Equity-Income Fund Class F (c)	37,042,607	467,848,127
Fidelity Series Growth & Income Fund Class F (c)	26,358,028	357,942,022
Fidelity Series Growth Company Fund Class F (c)	32,456,194	408,298,916
Fidelity Series Intrinsic Opportunities Fund Class F (c)	15,840,136	239,661,253
Fidelity Series Opportunistic Insights Fund Class F (c)	15,182,339	234,718,961
Fidelity Series Real Estate Equity Fund Class F (c)	2,829,854	42,504,403
Fidelity Series Small Cap Discovery Fund Class F (c)	5,645,482	63,793,950
Fidelity Series Small Cap Opportunities Fund Class F (c)	14,245,891	196,165,923
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	24,138,835	313,563,460
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,731,813,148)		3,176,489,699
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund Class F (c)	22,139,585	377,258,531
Fidelity Series International Growth Fund Class F (c)	30,254,346	436,570,208
Fidelity Series International Small Cap Fund Class F (c)	6,331,389	100,669,089
Fidelity Series International Value Fund Class F (c)	42,363,026	429,984,715
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,232,538,127)		1,344,482,543
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	3,105,592	$ 30,155,303
Fidelity Series Floating Rate High Income Fund Class F (c)	2,391,771	23,463,275
Fidelity Series High Income Fund Class F (c)	17,126,707	167,841,727
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	7,378	72,011
Fidelity Series Investment Grade Bond Fund Class F (c)	2,520,084	29,157,370
Fidelity Series Real Estate Income Fund Class F (c)	2,046,219	23,142,731
TOTAL BOND FUNDS (Cost $274,776,298)		273,832,417
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	32,968,210	32,968,210
Fidelity Series Short-Term Credit Fund Class F (c)	2,752,086	27,548,384
TOTAL SHORT-TERM FUNDS (Cost $60,489,074)		60,516,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,299,616,647)		4,855,321,253
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167,571)
NET ASSETS - 100%		$ 4,855,153,682
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 34,257,934	$ 1,289,723	$ 15,489	$ 32,968,210
Fidelity Series 100 Index Fund Class F	75,274,302	37,827,398	11,061,374	2,135,368	109,743,283
Fidelity Series 1000 Value Index Fund Class F	50,619,150	16,804,318	7,539,504	1,275,867	62,274,188
Fidelity Series All-Sector Equity Fund Class F	289,963,763	113,850,032	42,813,676	3,672,465	360,736,975
Fidelity Series Blue Chip Growth Fund Class F	247,191,104	72,153,026	84,554,284	1,001,786	282,645,207
Fidelity Series Commodity Strategy Fund Class F	38,016,442	14,989,187	3,472,281	-	36,593,031
Fidelity Series Emerging Markets Debt Fund Class F	26,888,551	7,790,631	3,113,878	1,629,006	30,155,303
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 216,696,020	$ 187,789,411	$ 19,642,505	$ 3,008,978	$ 377,258,531
Fidelity Series Equity-Income Fund Class F	375,951,952	139,725,796	50,487,656	9,700,254	467,848,127
Fidelity Series Floating Rate High Income Fund Class F	3,834,984	26,156,904	5,200,343	702,524	23,463,275
Fidelity Series Growth & Income Fund Class F	280,090,032	100,705,045	36,682,623	5,876,251	357,942,022
Fidelity Series Growth Company Fund Class F	293,247,654	69,406,623	6,010,196	1,256,574	408,298,916
Fidelity Series High Income Fund Class F	262,406,674	49,504,334	127,969,911	11,727,638	167,841,727
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	72,011	-	32	72,011
Fidelity Series International Growth Fund Class F	374,496,629	94,944,664	40,145,244	6,007,045	436,570,208
Fidelity Series International Small Cap Fund Class F	84,667,970	25,332,869	8,095,147	992,614	100,669,089
Fidelity Series International Value Fund Class F	377,702,134	128,476,047	40,097,954	16,887,689	429,984,715
Fidelity Series Intrinsic Opportunities Fund Class F	184,799,994	62,333,612	25,415,818	3,368,457	239,661,253
Fidelity Series Investment Grade Bond Fund Class F	83,062,491	29,154,885	84,405,083	1,333,416	29,157,370
Fidelity Series Opportunistic Insights Fund Class F	183,883,122	62,347,530	32,891,399	176,501	234,718,961
Fidelity Series Real Estate Equity Fund Class F	35,195,509	22,918,583	21,507,499	722,565	42,504,403
Fidelity Series Real Estate Income Fund Class F	18,880,645	6,617,519	2,413,958	1,140,518	23,142,731
Fidelity Series Short-Term Credit Fund Class F	-	27,545,233	24,392	-	27,548,384
Fidelity Series Small Cap Discovery Fund Class F	44,906,535	19,595,048	6,422,452	185,678	63,793,950
Fidelity Series Small Cap Opportunities Fund Class F	151,389,190	59,660,667	18,827,353	871,987	196,165,923
Fidelity Series Stock Selector Large Cap Value Fund Class F	251,228,133	95,565,894	42,148,255	4,447,655	313,563,460
Fidelity Short-Term Bond Fund Class F	-	31,261,267	31,293,779	128,721	-
Total	$ 3,950,392,980	$ 1,536,786,468	$ 753,526,287	$ 78,265,078	$ 4,855,321,253
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $4,299,616,647) - See accompanying schedule		$ 4,855,321,253
Receivable for investments sold		10,705,436
Receivable for fund shares sold		12,574,981
Dividends receivable		22,443
Total assets		4,878,624,113

Liabilities
Payable for investments purchased	$ 6,427,554
Payable for fund shares redeemed	16,854,268
Transfer agent fees payable	188,609
Total liabilities		23,470,431

Net Assets		$ 4,855,153,682
Net Assets consist of:
Paid in capital		$ 4,204,092,546
Undistributed net investment income		3,658,715
Accumulated undistributed net realized gain (loss) on investments		91,697,815
Net unrealized appreciation (depreciation) on investments		555,704,606
Net Assets, for 291,238,730 shares outstanding		$ 4,855,153,682
Net Asset Value, offering price and redemption price per share ($4,855,153,682 ÷ 291,238,730 shares)		$ 16.67

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 78,265,078

Expenses
Transfer agent fees	$ 2,047,525
Independent trustees' compensation	18,448
Total expenses		2,065,973
Net investment income (loss)		76,199,105
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,046,331
Capital gain distributions from underlying funds	143,915,201
Total net realized gain (loss)		144,961,532
Change in net unrealized appreciation (depreciation) on underlying funds		120,621,752
Net gain (loss)		265,583,284
Net increase (decrease) in net assets resulting from operations		$ 341,782,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,199,105	$ 51,346,412
Net realized gain (loss)	144,961,532	232,331,535
Change in net unrealized appreciation (depreciation)	120,621,752	216,623,771
Net increase (decrease) in net assets resulting from operations	341,782,389	500,301,718
Distributions to shareholders from net investment income	(123,727,434)	(4,183,728)
Distributions to shareholders from net realized gain	(280,338,195)	(61,363,019)
Total distributions	(404,065,629)	(65,546,747)
Share transactions Proceeds from sales of shares	1,934,879,948	1,659,411,166
Reinvestment of distributions	404,065,629	65,546,747
Cost of shares redeemed	(1,371,749,697)	(1,127,516,370)
Net increase (decrease) in net assets resulting from share transactions	967,195,880	597,441,543
Total increase (decrease) in net assets	904,912,640	1,032,196,514

Net Assets
Beginning of period	3,950,241,042	2,918,044,528
End of period (including undistributed net investment income of $3,658,715 and undistributed net investment income of $51,187,044, respectively)	$ 4,855,153,682	$ 3,950,241,042
Other Information Shares
Sold	117,558,771	104,032,436
Issued in reinvestment of distributions	25,322,033	4,335,101
Redeemed	(83,294,106)	(70,340,311)
Net increase (decrease)	59,586,698	38,027,226

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.05	$ 15.07	$ 14.11	$ 14.77	$ 12.94
Income from Investment Operations
Net investment income (loss) A	.29	.24	.27	.24	.24
Net realized and unrealized gain (loss)	.98	2.07	1.13	(.27)	1.86
Total from investment operations	1.27	2.31	1.40	(.03)	2.10
Distributions from net investment income	(.48)	(.02)	(.25)	(.19)	(.17)
Distributions from net realized gain	(1.17)	(.31)	(.20)	(.44)	(.11)
Total distributions	(1.65)	(.33)	(.44) E	(.63)	(.27) D
Net asset value, end of period	$ 16.67	$ 17.05	$ 15.07	$ 14.11	$ 14.77
Total Return	8.09%	15.60%	10.26%	.06%	16.43%
Ratios to Average Net Assets B, C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.75%	1.49%	1.94%	1.78%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,855,154	$ 3,950,241	$ 2,918,045	$ 1,705,495	$ 677,007
Portfolio turnover rate B	17%	48%	29%	14%	42%

A Calculated based on average shares outstanding during the period.

B Amounts do not include the activity of the Underlying Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

D Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

E Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.4	7.6
Fidelity Series Blue Chip Growth Fund Class F	5.8	6.6
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	9.7	9.8
Fidelity Series Growth & Income Fund Class F	7.4	7.5
Fidelity Series Growth Company Fund Class F	8.4	7.6
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.8	5.0
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.5	6.5
	65.5	66.1
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.7	6.6
Fidelity Series International Growth Fund Class F	9.0	9.0
Fidelity Series International Small Cap Fund Class F	2.0	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	27.6	26.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.5	6.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.6
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.4	0.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	0.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	1,661,147	$ 22,076,639
Fidelity Series 1000 Value Index Fund Class F (c)	1,122,713	12,574,387
Fidelity Series All-Sector Equity Fund Class F (c)	5,112,934	72,348,012
Fidelity Series Blue Chip Growth Fund Class F (c)	4,397,866	56,160,751
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,231,576	7,598,824
Fidelity Series Equity-Income Fund Class F (c)	7,436,320	93,920,725
Fidelity Series Growth & Income Fund Class F (c)	5,305,247	72,045,256
Fidelity Series Growth Company Fund Class F (c)	6,463,014	81,304,718
Fidelity Series Intrinsic Opportunities Fund Class F (c)	3,178,110	48,084,803
Fidelity Series Opportunistic Insights Fund Class F (c)	3,044,953	47,074,969
Fidelity Series Real Estate Equity Fund Class F (c)	577,324	8,671,410
Fidelity Series Small Cap Discovery Fund Class F (c)	1,132,123	12,792,986
Fidelity Series Small Cap Opportunities Fund Class F (c)	2,860,329	39,386,727
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	4,868,437	63,241,001
TOTAL DOMESTIC EQUITY FUNDS (Cost $582,822,552)		637,281,208
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund Class F (c)	4,388,320	74,776,974
Fidelity Series International Growth Fund Class F (c)	6,079,429	87,726,158
Fidelity Series International Small Cap Fund Class F (c)	1,262,724	20,077,314
Fidelity Series International Value Fund Class F (c)	8,514,162	86,418,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $262,578,955)		268,999,188
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	567,799	$ 5,513,325
Fidelity Series Floating Rate High Income Fund Class F (c)	472,998	4,640,111
Fidelity Series High Income Fund Class F (c)	3,346,126	32,792,039
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	72,665	709,208
Fidelity Series Investment Grade Bond Fund Class F (c)	466,682	5,399,515
Fidelity Series Real Estate Income Fund Class F (c)	410,224	4,639,636
TOTAL BOND FUNDS (Cost $55,252,876)		53,693,834
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	7,780,101	7,780,101
Fidelity Series Short-Term Credit Fund Class F (c)	553,450	5,540,036
TOTAL SHORT-TERM FUNDS (Cost $13,314,610)		13,320,137
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $913,968,993)		973,294,367
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,998)
NET ASSETS - 100%		$ 973,261,369
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 8,070,998	$ 290,897	$ 3,405	$ 7,780,101
Fidelity Series 100 Index Fund Class F	10,656,078	11,715,156	1,503,143	384,434	22,076,639
Fidelity Series 1000 Value Index Fund Class F	7,189,640	6,345,351	1,284,683	230,222	12,574,387
Fidelity Series All-Sector Equity Fund Class F	35,206,123	42,535,950	4,741,832	671,628	72,348,012
Fidelity Series Blue Chip Growth Fund Class F	35,034,182	28,967,518	16,183,398	171,393	56,160,751
Fidelity Series Commodity Strategy Fund Class F	5,636,764	4,611,648	390,810	-	7,598,824
Fidelity Series Emerging Markets Debt Fund Class F	3,710,480	2,359,096	316,195	262,224	5,513,325
Fidelity Series Emerging Markets Fund Class F	29,803,002	49,282,459	2,440,348	572,198	74,776,974
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 53,600,742	$ 49,608,441	$ 9,261,056	$ 1,589,825	$ 93,920,725
Fidelity Series Floating Rate High Income Fund Class F	56,679	5,432,711	626,134	114,987	4,640,111
Fidelity Series Growth & Income Fund Class F	40,332,280	36,127,249	6,638,457	959,289	72,045,256
Fidelity Series Growth Company Fund Class F	39,165,705	33,912,129	681,274	218,943	81,304,718
Fidelity Series High Income Fund Class F	36,432,429	14,779,645	15,835,881	1,896,308	32,792,039
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	774,968	65,369	330	709,208
Fidelity Series International Growth Fund Class F	51,886,010	38,649,101	4,452,601	1,062,342	87,726,158
Fidelity Series International Small Cap Fund Class F	12,372,156	8,952,894	1,191,269	181,312	20,077,314
Fidelity Series International Value Fund Class F	52,556,423	43,855,267	3,873,678	3,036,501	86,418,742
Fidelity Series Intrinsic Opportunities Fund Class F	26,409,477	23,095,471	4,623,204	577,265	48,084,803
Fidelity Series Investment Grade Bond Fund Class F	12,160,371	8,713,468	15,684,582	219,539	5,399,515
Fidelity Series Opportunistic Insights Fund Class F	26,030,199	23,102,766	5,687,192	32,045	47,074,969
Fidelity Series Real Estate Equity Fund Class F	5,860,474	8,141,154	6,366,118	117,113	8,671,410
Fidelity Series Real Estate Income Fund Class F	1,659,974	3,177,550	190,340	187,651	4,639,636
Fidelity Series Short-Term Credit Fund Class F	-	5,534,509	-	-	5,540,036
Fidelity Series Small Cap Discovery Fund Class F	6,582,268	7,245,371	2,139,428	32,240	12,792,986
Fidelity Series Small Cap Opportunities Fund Class F	21,354,847	20,317,263	3,394,535	149,540	39,386,727
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,624,913	33,522,578	6,859,994	817,882	63,241,001
Fidelity Short-Term Bond Fund Class F	-	5,640,728	5,650,314	24,435	-
Total	$ 549,321,216	$ 524,471,439	$ 120,372,732	$ 13,513,051	$ 973,294,367
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $913,968,993) - See accompanying schedule		$ 973,294,367
Receivable for investments sold		1,304,567
Receivable for fund shares sold		4,893,345
Dividends receivable		4,469
Total assets		979,496,748

Liabilities
Payable for investments purchased	$ 2,555,389
Payable for fund shares redeemed	3,642,578
Transfer agent fees payable	37,412
Total liabilities		6,235,379

Net Assets		$ 973,261,369
Net Assets consist of:
Paid in capital		$ 896,940,349
Undistributed net investment income		699,894
Accumulated undistributed net realized gain (loss) on investments		16,295,752
Net unrealized appreciation (depreciation) on investments		59,325,374
Net Assets, for 79,290,174 shares outstanding		$ 973,261,369
Net Asset Value, offering price and redemption price per share ($973,261,369 ÷ 79,290,174 shares)		$ 12.27

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 13,513,051

Expenses
Transfer agent fees	$ 347,256
Independent trustees' compensation	3,008
Total expenses		350,264
Net investment income (loss)		13,162,787
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(689,769)
Capital gain distributions from underlying funds	25,887,371
Total net realized gain (loss)		25,197,602
Change in net unrealized appreciation (depreciation) on underlying funds		20,564,211
Net gain (loss)		45,761,813
Net increase (decrease) in net assets resulting from operations		$ 58,924,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,162,787	$ 5,444,404
Net realized gain (loss)	25,197,602	21,051,050
Change in net unrealized appreciation (depreciation)	20,564,211	27,788,141
Net increase (decrease) in net assets resulting from operations	58,924,600	54,283,595
Distributions to shareholders from net investment income	(17,897,594)	(238,637)
Distributions to shareholders from net realized gain	(29,749,905)	(2,600,273)
Total distributions	(47,647,499)	(2,838,910)
Share transactions Proceeds from sales of shares	642,055,771	437,597,445
Reinvestment of distributions	47,647,499	2,838,910
Cost of shares redeemed	(277,019,718)	(151,153,116)
Net increase (decrease) in net assets resulting from share transactions	412,683,552	289,283,239
Total increase (decrease) in net assets	423,960,653	340,727,924

Net Assets
Beginning of period	549,300,716	208,572,792
End of period (including undistributed net investment income of $699,894 and undistributed net investment income of $5,434,701, respectively)	$ 973,261,369	$ 549,300,716
Other Information Shares
Sold	53,192,518	38,298,258
Issued in reinvestment of distributions	4,039,174	263,353
Redeemed	(22,933,630)	(13,177,477)
Net increase (decrease)	34,298,062	25,384,134

Financial Highlights

Years ended March 31,	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 10.64	$ 9.84	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.21	.17	.22	.14
Net realized and unrealized gain (loss)	.72	1.53	.79	(.11)
Total from investment operations	.93	1.70	1.01	.03
Distributions from net investment income	(.30)	(.01)	(.15)	(.10)
Distributions from net realized gain	(.57)	(.12)	(.06)	(.08)
Total distributions	(.87)	(.13)	(.21)	(.19) G
Net asset value, end of period	$ 12.27	$ 12.21	$ 10.64	$ 9.84
Total Return B	8.03%	16.15%	10.48%	.47%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.78%	1.50%	2.17%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973,261	$ 549,301	$ 208,573	$ 24,870
Portfolio turnover rate D	16%	45%	27%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.4	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.7	7.5
Fidelity Series Blue Chip Growth Fund Class F	6.0	6.6
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Fidelity Series Equity-Income Fund Class F	10.0	9.8
Fidelity Series Growth & Income Fund Class F	7.6	7.6
Fidelity Series Growth Company Fund Class F	6.4	7.9
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Opportunistic Insights Fund Class F	5.0	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.4	1.2
Fidelity Series Small Cap Opportunities Fund Class F	4.1	3.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.7	6.5
	65.5	66.1
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.7	6.5
Fidelity Series International Growth Fund Class F	9.0	9.1
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.9	9.2
	27.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	3.3	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.0
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.4	6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.9	0.5
Fidelity Series Short-Term Credit Fund Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.7%
Bond Funds	5.4%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom K® 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	14,390	$ 191,241
Fidelity Series 1000 Value Index Fund Class F (c)	9,677	108,383
Fidelity Series All-Sector Equity Fund Class F (c)	43,918	621,439
Fidelity Series Blue Chip Growth Fund Class F (c)	38,094	486,459
Fidelity Series Commodity Strategy Fund Class F (a)(c)	10,280	63,430
Fidelity Series Equity-Income Fund Class F (c)	64,440	813,879
Fidelity Series Growth & Income Fund Class F (c)	45,707	620,700
Fidelity Series Growth Company Fund Class F (c)	41,530	522,443
Fidelity Series Intrinsic Opportunities Fund Class F (c)	28,084	424,913
Fidelity Series Opportunistic Insights Fund Class F (c)	26,464	409,138
Fidelity Series Real Estate Equity Fund Class F (c)	4,943	74,247
Fidelity Series Small Cap Discovery Fund Class F (c)	9,700	109,607
Fidelity Series Small Cap Opportunities Fund Class F (c)	24,060	331,301
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	41,758	542,431
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,330,514)		5,319,611
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund Class F (c)	36,816	627,343
Fidelity Series International Growth Fund Class F (c)	50,496	728,661
Fidelity Series International Small Cap Fund Class F (c)	10,565	167,981
Fidelity Series International Value Fund Class F (c)	71,234	723,024
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,232,058)		2,247,009
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,668	$ 45,326
Fidelity Series Floating Rate High Income Fund Class F (c)	4,034	39,573
Fidelity Series High Income Fund Class F (c)	27,024	264,831
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	765	7,464
Fidelity Series Investment Grade Bond Fund Class F (c)	3,759	43,493
Fidelity Series Real Estate Income Fund Class F (c)	3,417	38,651
TOTAL BOND FUNDS (Cost $438,917)		439,338
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	74,288	74,288
Fidelity Series Short-Term Credit Fund Class F (c)	3,528	35,311
TOTAL SHORT-TERM FUNDS (Cost $109,564)		109,599
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,111,053)		8,115,557
NET OTHER ASSETS (LIABILITIES) - 0.0%		(142)
NET ASSETS - 100%		$ 8,115,415
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 77,840	$ 3,552	$ 4	$ 74,288
Fidelity Series 100 Index Fund Class F	-	193,669	829	96	191,241
Fidelity Series 1000 Value Index Fund Class F	-	109,725	752	115	108,383
Fidelity Series All-Sector Equity Fund Class F	-	634,186	4,276	565	621,439
Fidelity Series Blue Chip Growth Fund Class F	-	526,063	43,677	31	486,459
Fidelity Series Commodity Strategy Fund Class F	-	72,727	7,343	-	63,430
Fidelity Series Emerging Markets Debt Fund Class F	-	45,109	95	175	45,326
Fidelity Series Emerging Markets Fund Class F	-	622,040	12	102	627,343
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ -	$ 826,062	$ 4,003	$ 197	$ 813,879
Fidelity Series Floating Rate High Income Fund Class F	-	39,585	6	129	39,573
Fidelity Series Growth & Income Fund Class F	-	626,523	2,476	109	620,700
Fidelity Series Growth Company Fund Class F	-	523,776	119	38	522,443
Fidelity Series High Income Fund Class F	-	266,277	1,123	1,138	264,831
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	7,973	540	2	7,464
Fidelity Series International Growth Fund Class F	-	721,955	243	193	728,661
Fidelity Series International Small Cap Fund Class F	-	165,118	33	34	167,981
Fidelity Series International Value Fund Class F	-	723,474	231	554	723,024
Fidelity Series Intrinsic Opportunities Fund Class F	-	421,439	2,286	109	424,913
Fidelity Series Investment Grade Bond Fund Class F	-	47,921	4,669	81	43,493
Fidelity Series Opportunistic Insights Fund Class F	-	416,899	7,763	8	409,138
Fidelity Series Real Estate Equity Fund Class F	-	73,905	974	22	74,247
Fidelity Series Real Estate Income Fund Class F	-	38,500	1	122	38,651
Fidelity Series Short-Term Credit Fund Class F	-	35,276	-	-	35,311
Fidelity Series Small Cap Discovery Fund Class F	-	107,904	459	4	109,607
Fidelity Series Small Cap Opportunities Fund Class F	-	346,918	21,482	28	331,301
Fidelity Series Stock Selector Large Cap Value Fund Class F	-	552,636	4,392	723	542,431
Fidelity Short-Term Bond Fund Class F	-	34,355	34,413	33	-
Total	$ -	$ 8,257,855	$ 145,749	$ 4,612	$ 8,115,557
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $8,111,053) - See accompanying schedule		$ 8,115,557
Receivable for investments sold		3,553
Receivable for fund shares sold		183,949
Dividends receivable		21
Total assets		8,303,080

Liabilities
Payable for investments purchased	$ 184,521
Payable for fund shares redeemed	2,959
Transfer agent fees payable	185
Total liabilities		187,665

Net Assets		$ 8,115,415
Net Assets consist of:
Paid in capital		$ 8,084,657
Undistributed net investment income		2,357
Accumulated undistributed net realized gain (loss) on investments		23,897
Net unrealized appreciation (depreciation) on investments		4,504
Net Assets, for 777,782 shares outstanding		$ 8,115,415
Net Asset Value, offering price and redemption price per share ($8,115,415 ÷ 777,782 shares)		$ 10.43

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015

Investment Income
Income distributions from underlying funds		$ 4,612

Expenses
Transfer agent fees	$ 270
Independent trustees' compensation	1
Total expenses		271
Net investment income (loss)		4,341
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,052)
Capital gain distributions from underlying funds	26,506
Total net realized gain (loss)		25,454
Change in net unrealized appreciation (depreciation) on underlying funds		4,504
Net gain (loss)		29,958
Net increase (decrease) in net assets resulting from operations		$ 34,299

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,341
Net realized gain (loss)	25,454
Change in net unrealized appreciation (depreciation)	4,504
Net increase (decrease) in net assets resulting from operations	34,299
Distributions to shareholders from net investment income	(1,984)
Distributions to shareholders from net realized gain	(1,557)
Total distributions	(3,541)
Share transactions Proceeds from sales of shares	8,469,274
Reinvestment of distributions	3,541
Cost of shares redeemed	(388,158)
Net increase (decrease) in net assets resulting from share transactions	8,084,657
Total increase (decrease) in net assets	8,115,415

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,357)	$ 8,115,415
Other Information Shares
Sold	814,547
Issued in reinvestment of distributions	346
Redeemed	(37,111)
Net increase (decrease)	777,782

Financial Highlights

Year ended March 31,	2015 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.55
Total from investment operations	.60
Distributions from net investment income	(.09)
Distributions from net realized gain	(.07)
Total distributions	(.17) G
Net asset value, end of period	$ 10.43
Total Return B	5.99%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,115
Portfolio turnover rate D	15% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to March 31, 2015.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.073 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom K® Income Fund	$ 1,915,413,861	$ 108,281,046	$ (16,458,541)	$ 91,822,505
Fidelity Freedom K® 2005 Fund	437,684,850	36,633,332	(3,749,424)	32,883,908
Fidelity Freedom K® 2010 Fund	3,313,318,002	382,920,420	(26,641,360)	356,279,060
Fidelity Freedom K® 2015 Fund	6,054,210,585	718,522,004	(51,684,492)	666,837,512
Fidelity Freedom K® 2020 Fund	15,721,646,295	1,909,594,687	(140,299,201)	1,769,295,486
Fidelity Freedom K® 2025 Fund	11,550,422,696	1,484,978,182	(103,723,224)	1,381,254,958
Fidelity Freedom K® 2030 Fund	14,032,492,383	2,090,767,074	(124,322,688)	1,966,444,386
Fidelity Freedom K® 2035 Fund	8,858,526,349	1,353,133,948	(85,836,729)	1,267,297,219
Fidelity Freedom K® 2040 Fund	9,504,438,491	1,504,101,609	(88,076,464)	1,416,025,145
Fidelity Freedom K® 2045 Fund	5,268,274,479	749,500,251	(51,193,246)	698,307,005
Fidelity Freedom K® 2050 Fund	4,310,424,747	587,827,680	(42,931,174)	544,896,506
Fidelity Freedom K® 2055 Fund	915,768,692	69,822,476	(12,296,801)	57,525,675
Fidelity Freedom K® 2060 Fund	8,112,446	64,891	(61,780)	3,111

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 3,688,664	$ 19,735,349	$ 91,822,505
Fidelity Freedom K® 2005 Fund	1,667,542	6,595,334	32,883,908
Fidelity Freedom K® 2010 Fund	8,809,987	80,835,096	356,279,060
Fidelity Freedom K® 2015 Fund	15,102,823	125,208,107	666,837,512
Fidelity Freedom K® 2020 Fund	28,828,046	301,436,850	1,769,295,486
Fidelity Freedom K® 2025 Fund	31,005,870	230,270,162	1,381,254,958
Fidelity Freedom K® 2030 Fund	29,002,379	331,771,698	1,966,444,386
Fidelity Freedom K® 2035 Fund	16,356,941	215,579,784	1,267,297,219
Fidelity Freedom K® 2040 Fund	17,068,169	234,446,323	1,416,025,145
Fidelity Freedom K® 2045 Fund	10,438,499	122,561,283	698,307,005
Fidelity Freedom K® 2050 Fund	8,923,622	97,241,009	544,896,506
Fidelity Freedom K® 2055 Fund	1,588,677	17,206,668	57,525,675
Fidelity Freedom K® 2060 Fund	4,711	22,936	3,111

The tax character of distributions paid was as follows:

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 53,805,905	$ 30,331,824	$ 84,137,729
Fidelity Freedom K® 2005 Fund	22,481,943	15,197,945	37,679,888
Fidelity Freedom K® 2010 Fund	228,848,337	209,256,027	438,104,364
Fidelity Freedom K® 2015 Fund	383,424,222	281,769,385	665,193,607
Fidelity Freedom K® 2020 Fund	947,599,920	675,258,329	1,622,858,249
Fidelity Freedom K® 2025 Fund	666,991,099	487,194,169	1,154,185,268
Fidelity Freedom K® 2030 Fund	859,824,028	625,382,223	1,485,206,251
Fidelity Freedom K® 2035 Fund	538,245,599	407,782,082	946,027,681
Fidelity Freedom K® 2040 Fund	584,025,924	469,653,780	1,053,679,704
Fidelity Freedom K® 2045 Fund	301,521,331	219,660,416	521,181,747
Fidelity Freedom K® 2050 Fund	236,311,024	167,754,605	404,065,629
Fidelity Freedom K® 2055 Fund	35,260,749	12,386,750	47,647,499
Fidelity Freedom K® 2060 Fund	3,264	277	3,541

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 22,160,789	$ 12,922,535	$ 35,083,324
Fidelity Freedom K® 2005 Fund	1,427,627	6,713,702	8,141,329
Fidelity Freedom K® 2010 Fund	14,008,978	83,353,373	97,362,351
Fidelity Freedom K® 2015 Fund	21,380,367	115,453,935	136,834,302
Fidelity Freedom K® 2020 Fund	47,756,129	278,383,072	326,139,201
Fidelity Freedom K® 2025 Fund	29,787,739	187,946,070	217,733,809
Fidelity Freedom K® 2030 Fund	40,843,016	257,764,121	298,607,137
Fidelity Freedom K® 2035 Fund	20,348,330	155,154,410	175,502,740
Fidelity Freedom K® 2040 Fund	22,029,539	179,060,646	201,090,185
Fidelity Freedom K® 2045 Fund	10,210,641	76,154,844	86,365,485
Fidelity Freedom K® 2050 Fund	7,570,647	57,976,100	65,546,747
Fidelity Freedom K® 2055 Fund	455,326	2,383,584	2,838,910

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	604,357,348	781,201,603
Fidelity Freedom K® 2005 Fund	159,533,795	184,560,861
Fidelity Freedom K® 2010 Fund	806,459,669	1,561,086,939
Fidelity Freedom K® 2015 Fund	1,534,230,156	2,199,434,193
Fidelity Freedom K® 2020 Fund	3,711,705,753	3,964,320,315
Fidelity Freedom K® 2025 Fund	3,309,671,856	2,491,701,134
Fidelity Freedom K® 2030 Fund	3,638,936,686	2,984,389,592
Fidelity Freedom K® 2035 Fund	2,618,521,732	1,840,135,975
Fidelity Freedom K® 2040 Fund	2,673,628,650	1,936,541,186
Fidelity Freedom K® 2045 Fund	1,748,224,400	995,262,963
Fidelity Freedom K® 2050 Fund	1,536,786,468	753,526,287
Fidelity Freedom K® 2055 Fund	524,471,439	120,372,732
Fidelity Freedom K® 2060 Fund	8,257,855	145,749

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Other. During the period, the investment adviser reimbursed Fidelity Freedom K® 2015 Fund for certain losses in the amount of $3,457.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Short-Term Bond Fund Class F, ("selected Underlying Fund") for investments and non-taxable exchanges of those investments for shares of Fidelity Series Short-Term Credit Fund Class F which is an affiliated investment company managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Fund in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments reallocated	Realized Gain (Loss) on redemptions of selected Underlying Fund
Freedom K® Income Fund	$ 214,526,230	$ 4,512,417
Freedom K® 2005 Fund	28,966,980	590,692
Freedom K® 2010 Fund	153,884,946	3,136,311
Freedom K® 2015 Fund	146,610,209	3,076,132
Freedom K® 2020 Fund	261,432,672	3,930,255
Freedom K® 2025 Fund	138,519,281	333,881
Freedom K® 2030 Fund	85,023,348	148,030
Freedom K® 2035 Fund	58,682,529	101,496
Freedom K® 2040 Fund	64,648,061	111,487
Freedom K® 2045 Fund	34,205,419	58,829
Freedom K® 2050 Fund	27,543,627	47,124
Freedom K® 2055 Fund	5,527,058	9,865
Freedom K® 2060 Fund	34,333	58

5. Merger Information.

On July 25, 2014, the Fidelity Freedom K® Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom K® 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom K® Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $655,598,999, including securities of $654,936,024 and unrealized appreciation of $34,639,903, were combined with the Fidelity Freedom K® Income Fund's net assets of $1,523,134,246 for total net assets after the acquisition of $2,178,733,245.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 38,720,036
Total net realized gain (loss)	34,000,241
Total change in net unrealized appreciation (depreciation)	18,092,569
Net increase (decrease) in net assets resulting from operations	$ 90,812,846

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom K® Income Fund's accompanying Statement of Operations since July 25, 2014.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

6. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2030 Fund
Fidelity Series 1000 Value Index Fund	-	10%
Fidelity Series All-Sector Equity Fund	-	10%
Fidelity Series Blue Chip Growth Fund	-	12%
Fidelity Series Emerging Markets Fund	-	10%
Fidelity Series Equity-Income Fund	-	11%
Fidelity Series Growth & Income Fund	-	11%
Fidelity Series Growth Company Fund	-	11%
Fidelity Series Inflation-Protected Bond Index Fund	13%	-
Fidelity Series International Growth Fund	-	10%
Fidelity Series International Small Cap Fund	-	10%
Fidelity Series International Value Fund	-	10%
Fidelity Series Intrinsic Opportunities Fund	-	11%
Fidelity Series Investment Grade Bond Fund	18%	-
Fidelity Series Opportunistic Insights Fund	-	12%
Fidelity Series Real Estate Equity Fund	-	10%
Fidelity Series Short-Term Credit Fund	11%	-
Fidelity Series Small Cap Discovery Fund	-	12%
Fidelity Series Small Cap Opportunities Fund	-	10%
Fidelity Series Stock Selector Large Cap Value Fund	-	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	50%
Fidelity Series 1000 Value Index Fund	53%
Fidelity Series All-Sector Equity Fund	52%
Fidelity Series Blue Chip Growth Fund	59%
Fidelity Series Commodity Strategy Fund	42%
Fidelity Series Emerging Markets Debt Fund	52%
Fidelity Series Emerging Markets Fund	54%
Fidelity Series Equity-Income Fund	59%
Fidelity Series Floating Rate High Income Fund	52%
Fidelity Series Growth & Income Fund	59%
Fidelity Series Growth Company Fund	59%
Fidelity Series High Income Fund	50%
Fidelity Series Inflation-Protected Bond Index Fund	39%
Fidelity Series International Growth Fund	53%
Fidelity Series International Small Cap Fund	53%
Fidelity Series International Value Fund	53%
Fidelity Series Intrinsic Opportunities Fund	59%
Fidelity Series Investment Grade Bond Fund	49%
Fidelity Series Opportunistic Insights Fund	59%
Fidelity Series Real Estate Equity Fund	53%
Fidelity Series Real Estate Income Fund	52%
Fidelity Series Short-Term Credit Fund	53%
Fidelity Series Small Cap Discovery Fund	59%
Fidelity Series Small Cap Opportunities Fund	53%
Fidelity Series Stock Selector Large Cap Value Fund	59%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2015 and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 21, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom K® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom K® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom K® Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom K® Fund's performance. If the interests of a Fidelity Freedom K® Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom K® Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K® Income Fund	05/11/15	05/08/15	$0.000	$0.126
Fidelity Freedom K® 2005 Fund	05/18/15	05/15/15	$0.041	$0.194
Fidelity Freedom K® 2010 Fund	05/18/15	05/15/15	$0.033	$0.309
Fidelity Freedom K® 2015 Fund	05/18/15	05/15/15	$0.032	$0.266
Fidelity Freedom K® 2020 Fund	05/18/15	05/15/15	$0.020	$0.260
Fidelity Freedom K® 2025 Fund	05/18/15	05/15/15	$0.029	$0.281
Fidelity Freedom K® 2030 Fund	05/18/15	05/15/15	$0.020	$0.337
Fidelity Freedom K® 2035 Fund	05/18/15	05/15/15	$0.014	$0.357
Fidelity Freedom K® 2040 Fund	05/18/15	05/15/15	$0.014	$0.362
Fidelity Freedom K® 2045 Fund	05/18/15	05/15/15	$0.014	$0.355
Fidelity Freedom K® 2050 Fund	05/18/15	05/15/15	$0.013	$0.350
Fidelity Freedom K® 2055 Fund	05/18/15	05/15/15	$0.009	$0.219
Fidelity Freedom K® 2060 Fund	05/18/15	05/15/15	$0.002	$0.018

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K® Income Fund	$25,643,225
Fidelity Freedom K® 2005 Fund	$7,822,722
Fidelity Freedom K® 2010 Fund	$111,421,124
Fidelity Freedom K® 2015 Fund	$147,181,585
Fidelity Freedom K® 2020 Fund	$344,423,056
Fidelity Freedom K® 2025 Fund	$261,365,206
Fidelity Freedom K® 2030 Fund	$381,686,783
Fidelity Freedom K® 2035 Fund	$246,553,629
Fidelity Freedom K® 2040 Fund	$268,197,567
Fidelity Freedom K® 2045 Fund	$140,721,502
Fidelity Freedom K® 2050 Fund	$111,160,441
Fidelity Freedom K® 2055 Fund	$19,726,805
Fidelity Freedom K® 2060 Fund	$23,213

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K® Income Fund	7.61%
Fidelity Freedom K® 2005 Fund	5.40%
Fidelity Freedom K® 2010 Fund	4.25%
Fidelity Freedom K® 2015 Fund	3.25%
Fidelity Freedom K® 2020 Fund	2.46%
Fidelity Freedom K® 2025 Fund	1.47%
Fidelity Freedom K® 2030 Fund	0.47%
Fidelity Freedom K® 2035 Fund	0.07%
Fidelity Freedom K® 2040 Fund	0.08%
Fidelity Freedom K® 2045 Fund	0.08%
Fidelity Freedom K® 2050 Fund	0.09%
Fidelity Freedom K® 2055 Fund	0.09%
Fidelity Freedom K® 2060 Fund	0.05%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fidelity Freedom K® Income Fund
May 2014 June 2014 July 2014 August 2014 September 2014 October 2014 November 2014 December 2014 February 2015 March 2015	2% 15% 15% 15% 15% 15% 15% 15% 3% 3%

Fidelity Freedom K® 2005 Fund
May 2014 December 2014	10% 19%
Fidelity Freedom K® 2010 Fund
May 2014 December 2014	11% 20%
Fidelity Freedom K® 2015 Fund
May 2014 December 2014	13% 23%
Fidelity Freedom K® 2020 Fund
May 2014 December 2014	14% 24%
Fidelity Freedom K® 2025 Fund
May 2014 December 2014	15% 29%
Fidelity Freedom K® 2030 Fund
May 2014 December 2014	17% 33%
Fidelity Freedom K® 2035 Fund
May 2014 December 2014	18% 35%
Fidelity Freedom K® 2040 Fund
May 2014 December 2014	18% 35%
Fidelity Freedom K® 2045 Fund
May 2014 December 2014	17% 35%
Fidelity Freedom K® 2050 Fund
May 2014 December 2014	17% 36%
Fidelity Freedom K® 2055 Fund
May 2014 December 2014	23% 36%
Fidelity Freedom K® 2060 Fund
December 2014	41%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom K® Income Fund
May 2014 June 2014 July 2014 August 2014 September 2014 October 2014 November 2014 December 2014 February 2015 March 2015	3% 25% 25% 25% 25% 25% 25% 25% 3% 3%

Fidelity Freedom K® 2005 Fund
May 2014 December 2014	17% 31%
Fidelity Freedom K® 2010 Fund
May 2014 December 2014	19% 35%
Fidelity Freedom K® 2015 Fund
May 2014 December 2014	21% 39%
Fidelity Freedom K® 2020 Fund
May 2014 December 2014	23% 42%
Fidelity Freedom K® 2025 Fund
May 2014 December 2014	25% 50%
Fidelity Freedom K® 2030 Fund
May 2014 December 2014	28% 58%
Fidelity Freedom K® 2035 Fund
May 2014 December 2014	29% 61%
Fidelity Freedom K® 2040 Fund
May 2014 December 2014	1% 61%
Fidelity Freedom K® 2045 Fund
May 2014 December 2014	28% 62%
Fidelity Freedom K® 2050 Fund
May 2014 December 2014	28% 63%
Fidelity Freedom K® 2055 Fund
May 2014 December 2014	26% 64%
Fidelity Freedom K® 2060 Fund
December 2014	68%

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2060

The Bank of New York Mellon

New York, NY
2055

FF-K-UANNPRO-0515
1.927081.104
Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity Freedom® Index Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060
(formerly Fidelity Freedom Index Funds - Class W)

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index Income Fund	3.83%	3.99%	4.30%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index Income Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2005 Fund	4.87%	5.60%	6.34%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2005 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2010 Fund	5.36%	6.76%	7.53%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2010 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2015 Fund	5.87%	7.09%	7.87%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2015 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2020 Fund	6.18%	7.58%	8.60%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2020 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2025 Fund	6.73%	8.54%	9.62%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2025 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2030 Fund	7.16%	8.87%	10.07%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2030 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2035 Fund	7.25%	9.44%	10.70%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2035 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2040 Fund	7.27%	9.51%	10.80%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2040 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2045 Fund	7.22%	9.62%	10.92%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2045 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom Index 2050 Fund	7.25%	9.63%	11.02%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2050 Fund on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Fidelity Freedom Index 2055 Fund	7.27%	8.70%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,500
2011
2012
2013
2014
'15
Period Ending Values
$13,766 Fidelity Freedom Index 2055 Fund
$17,080 S&P 500 Index

-

Annual Report

Fidelity Freedom Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom Index 2060 Fund's cumulative total return and show you what would have happened if Fidelity Freedom Index 2060 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2060 Fund on August 5, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI ACWI ex USA index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclays® U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the 12 months ending March 31, 2015, each of the Freedom® Index Funds posted a positive absolute return. [Note: Freedom® Index 2060 has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] The longer-dated Funds, designed for investors with the longest time horizon until retirement, delivered the highest returns. This is consistent with what we would anticipate, given that these Funds have greater exposure to underlying equities, which, in aggregate, delivered a solid gain during the 12-month period. (For specific Fund results, please refer to the performance section of this shareholder update.) Spartan® Total Market Index Fund Class F, with its broad exposure to U.S. equities, posted a 12% gain for the period. U.S. stock indexes generally outperformed their non-U.S. regional counterparts. For the year, Fidelity® Series Global ex U.S. Index Fund returned -1%. Fidelity Series® Commodity Strategy Fund Class F registered a -27% return. Interest-rate sensitive U.S. investment-grade bonds, as measured by Spartan® U.S. Bond Index Fund Class F, returned 6%. Fidelity Series Inflation-Protected Bond Index Fund Class F returned 1%, and the return for Fidelity Institutional Money Market Portfolio Class F was flat for the one-year period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Freedom Index Income Fund	.08%
Actual		$ 1,000.00	$ 1,022.70	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2005 Fund	.08%
Actual		$ 1,000.00	$ 1,028.60	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2010 Fund	.08%
Actual		$ 1,000.00	$ 1,031.40	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2015 Fund	.08%
Actual		$ 1,000.00	$ 1,034.80	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2020 Fund	.08%
Actual		$ 1,000.00	$ 1,036.80	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2025 Fund	.08%
Actual		$ 1,000.00	$ 1,040.00	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2030 Fund	.08%
Actual		$ 1,000.00	$ 1,042.30	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2035 Fund	.08%
Actual		$ 1,000.00	$ 1,043.20	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2040 Fund	.08%
Actual		$ 1,000.00	$ 1,043.10	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Fidelity Freedom Index 2045 Fund	.08%
Actual		$ 1,000.00	$ 1,043.20	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2050 Fund	.08%
Actual		$ 1,000.00	$ 1,043.70	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Fidelity Freedom Index 2055 Fund	.09%
Actual		$ 1,000.00	$ 1,043.70	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Fidelity Freedom Index 2060 Fund	.09%
Actual		$ 1,000.00	$ 1,043.80	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	15.6	15.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	7.2	7.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	40.2	40.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.0	6.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	30.0	30.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	15.6%
Commodity Funds	1.0%
International Equity Funds	7.2%
Bond Funds	40.2%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.1%
Bond Funds	40.2%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Annual Report

Fidelity Freedom Index Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $24,978,753)	623,836	$ 38,029,067
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $3,335,813)	407,723	2,515,650
International Equity Funds - 7.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $15,939,381)	1,483,300	17,502,936
Bond Funds - 40.2%

Spartan U.S. Bond Index Fund Class F (c) (Cost $95,692,993)	8,295,284	98,299,117
Inflation-Protected Bond Funds - 6.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $15,927,648)	1,501,132	14,651,050
Short-Term Funds - 30.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $73,277,092)	73,277,092	$ 73,277,092
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $229,151,680)		244,274,912
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,562)
NET ASSETS - 100%		$ 244,260,350
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 49,383,751	$ 16,788,259	$ 10,935,216	$ 63,444	$ 73,277,092
Fidelity Series Commodity Strategy Fund Class F	1,835,278	1,177,007	370,380	-	2,515,650
Fidelity Series Global ex U.S. Index Fund	11,864,285	5,266,584	3,211,581	486,432	17,502,936
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,758,510	3,576,372	2,064,900	37,403	14,651,050
Spartan Total Market Index Fund Class F	25,952,370	9,710,986	10,446,539	575,727	38,029,067
Spartan U.S. Bond Index Fund Class F	66,140,085	21,004,838	15,555,807	2,204,604	98,299,117
Total	$ 164,934,279	$ 57,524,046	$ 42,584,423	$ 3,367,610	$ 244,274,912
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $229,151,680) - See accompanying schedule		$ 244,274,912
Cash		2
Receivable for investments sold		316,699
Receivable for fund shares sold		140,081
Receivable from affiliate for expense reductions		16,176
Total assets		244,747,870

Liabilities
Payable for investments purchased	$ 400,900
Payable for fund shares redeemed	55,894
Transfer agent fees payable	30,726
Total liabilities		487,520

Net Assets		$ 244,260,350
Net Assets consist of:
Paid in capital		$ 229,944,428
Undistributed net investment income		122,645
Accumulated undistributed net realized gain (loss) on investments		(929,955)
Net unrealized appreciation (depreciation) on investments		15,123,232
Net Assets, for 21,206,270 shares outstanding		$ 244,260,350
Net Asset Value, offering price and redemption price per share ($244,260,350 ÷ 21,206,270 shares)		$ 11.52

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 3,367,610

Expenses
Transfer agent fees	$ 323,236
Independent trustees' compensation	912
Total expenses before reductions	324,148
Expense reductions	(152,659)	171,489
Net investment income (loss)		3,196,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	125,664
Capital gain distributions from underlying funds	316,361
Total net realized gain (loss)		442,025
Change in net unrealized appreciation (depreciation) on investment securities		3,973,356
Net gain (loss)		4,415,381
Net increase (decrease) in net assets resulting from operations		$ 7,611,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,196,121	$ 1,722,884
Net realized gain (loss)	442,025	482,838
Change in net unrealized appreciation (depreciation)	3,973,356	2,175,838
Net increase (decrease) in net assets resulting from operations	7,611,502	4,381,560
Distributions to shareholders from net investment income	(3,110,656)	(1,641,918)
Distributions to shareholders from net realized gain	(1,121,248)	(188,185)
Total distributions	(4,231,904)	(1,830,103)
Share transactions Proceeds from sales of shares	82,572,873	84,388,161
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom Index 2000 Fund (note 6)	60,344,330	-
Reinvestment of distributions	4,231,904	1,830,103
Cost of shares redeemed	(71,193,900)	(56,597,258)
Net increase (decrease) in net assets resulting from share transactions	75,955,207	29,621,006
Total increase (decrease) in net assets	79,334,805	32,172,463

Net Assets
Beginning of period	164,925,545	132,753,082
End of period (including undistributed net investment income of $122,645 and undistributed net investment income of $163,938, respectively)	$ 244,260,350	$ 164,925,545
Other Information Shares
Sold	7,222,949	7,568,262
Issued in exchange for the shares of Fidelity Freedom Index 2000 Fund (note 6)	5,261,057	-
Issued in reinvestment of distributions	371,475	163,960
Redeemed	(6,223,071)	(5,081,711)
Net increase (decrease)	6,632,410	2,650,511

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.13	$ 10.89	$ 10.74	$ 10.29
Income from Investment Operations
Net investment income (loss) B	.17	.13	.12	.13	.13
Net realized and unrealized gain (loss)	.26	.20	.29	.24	.47
Total from investment operations	.43	.33	.41	.37	.60
Distributions from net investment income	(.16)	(.12)	(.11)	(.13)	(.12)
Distributions from net realized gain	(.07)	(.02)	(.05)	(.09)	(.03)
Total distributions	(.23)	(.14)	(.17) E	(.22)	(.15)
Net asset value, end of period	$ 11.52	$ 11.32	$ 11.13	$ 10.89	$ 10.74
Total ReturnA	3.83%	2.98%	3.75%	3.52%	5.89%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.10%	.09%	.06%
Expenses net of all reductions	.08%	.08%	.10%	.09%	.06%
Net investment income (loss)	1.49%	1.20%	1.06%	1.24%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,260	$ 164,926	$ 132,753	$ 67,405	$ 38,540
Portfolio turnover rateD	20% F	43%	19%	31%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the activity of the Underlying Funds.

E Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	25.6	26.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.5	11.7
Bond Funds
Spartan U.S. Bond Index Fund Class F	36.5	36.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.6	4.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	20.8	20.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	25.6%
Commodity Funds	1.0%
International Equity Funds	11.5%
Bond Funds	36.5%
Inflation-Protected Bond Funds	4.6%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	26.3%
Commodity Funds	1.0%
International Equity Funds	11.7%
Bond Funds	36.1%
Inflation-Protected Bond Funds	4.5%
Short-Term Funds	20.4%

Annual Report

Fidelity Freedom Index 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $12,433,897)	313,008	$ 19,080,970
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $1,005,550)	124,097	765,679
International Equity Funds - 11.5%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $7,908,593)	724,806	8,552,711
Bond Funds - 36.5%

Spartan U.S. Bond Index Fund Class F (c) (Cost $26,403,730)	2,291,661	27,156,184
Inflation-Protected Bond Funds - 4.6%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,698,063)	352,275	3,438,202
Short-Term Funds - 20.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $15,526,643)	15,526,643	$ 15,526,643
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $66,976,476)		74,520,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,433)
NET ASSETS - 100%		$ 74,515,956
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 13,090,373	$ 4,801,246	$ 2,364,975	$ 13,411	$ 15,526,643
Fidelity Series Commodity Strategy Fund Class F	710,419	397,600	114,542	-	765,679
Fidelity Series Global ex U.S. Index Fund	7,971,676	2,635,838	1,743,811	235,863	8,552,711
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,942,860	1,011,049	479,725	9,032	3,438,202
Spartan Total Market Index Fund Class F	17,935,104	5,091,835	5,808,317	298,930	19,080,970
Spartan U.S. Bond Index Fund Class F	23,753,792	7,593,045	4,933,250	636,318	27,156,184
Total	$ 66,404,224	$ 21,530,613	$ 15,444,620	$ 1,193,554	$ 74,520,389
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $66,976,476) - See accompanying schedule		$ 74,520,389
Cash		2
Receivable for investments sold		76,648
Receivable for fund shares sold		166,088
Receivable from affiliate for expense reductions		4,552
Total assets		74,767,679

Liabilities
Payable for investments purchased	$ 149,948
Payable for fund shares redeemed	92,724
Transfer agent fees payable	9,051
Total liabilities		251,723

Net Assets		$ 74,515,956
Net Assets consist of:
Paid in capital		$ 67,169,284
Undistributed net investment income		148,792
Accumulated undistributed net realized gain (loss) on investments		(346,033)
Net unrealized appreciation (depreciation) on investments		7,543,913
Net Assets, for 5,863,641 shares outstanding		$ 74,515,956
Net Asset Value, offering price and redemption price per share ($74,515,956 ÷ 5,863,641 shares)		$ 12.71

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 1,193,554

Expenses
Transfer agent fees	$ 103,756
Independent trustees' compensation	297
Total expenses before reductions	104,053
Expense reductions	(52,026)	52,027
Net investment income (loss)		1,141,527
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	172,926
Capital gain distributions from underlying funds	76,128
Total net realized gain (loss)		249,054
Change in net unrealized appreciation (depreciation) on investment securities		1,857,244
Net gain (loss)		2,106,298
Net increase (decrease) in net assets resulting from operations		$ 3,247,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,141,527	$ 818,568
Net realized gain (loss)	249,054	(56,387)
Change in net unrealized appreciation (depreciation)	1,857,244	2,532,220
Net increase (decrease) in net assets resulting from operations	3,247,825	3,294,401
Distributions to shareholders from net investment income	(1,807,862)	(74,307)
Distributions to shareholders from net realized gain	(305,811)	(106,152)
Total distributions	(2,113,673)	(180,459)
Share transactions Proceeds from sales of shares	24,413,084	23,371,800
Reinvestment of distributions	2,113,673	180,459
Cost of shares redeemed	(19,545,829)	(23,248,120)
Net increase (decrease) in net assets resulting from share transactions	6,980,928	304,139
Total increase (decrease) in net assets	8,115,080	3,418,081

Net Assets
Beginning of period	66,400,876	62,982,795
End of period (including undistributed net investment income of $148,792 and undistributed net investment income of $815,769, respectively)	$ 74,515,956	$ 66,400,876
Other Information Shares
Sold	1,936,294	1,928,121
Issued in reinvestment of distributions	169,465	15,051
Redeemed	(1,554,263)	(1,919,507)
Net increase (decrease)	551,496	23,665

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.91	$ 11.50	$ 11.44	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.21	.16	.14	.16	.16
Net realized and unrealized gain (loss)	.39	.46	.45	.18	.86
Total from investment operations	.60	.62	.59	.34	1.02
Distributions from net investment income	(.33)	(.01)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.06)	(.02)	(.04)	(.14)	(.05)
Total distributions	(.39)	(.03)	(.18)	(.28)	(.17)
Net asset value, end of period	$ 12.71	$ 12.50	$ 11.91	$ 11.50	$ 11.44
Total ReturnA	4.87%	5.25%	5.17%	3.11%	9.72%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.09%	.06%
Expenses net of all reductions	.08%	.08%	.09%	.09%	.06%
Net investment income (loss)	1.65%	1.29%	1.22%	1.45%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,516	$ 66,401	$ 62,983	$ 43,986	$ 23,459
Portfolio turnover rateD	22%	49%	23%	37%	53%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	31.7	32.5
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.2	14.4
Bond Funds
Spartan U.S. Bond Index Fund Class F	33.7	33.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.5	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	31.7%
Commodity Funds	1.1%
International Equity Funds	14.2%
Bond Funds	33.7%
Inflation-Protected Bond Funds	3.8%
Short-Term Funds	15.5%

Six months ago
Domestic Equity Funds	32.5%
Commodity Funds	1.1%
International Equity Funds	14.4%
Bond Funds	33.3%
Inflation-Protected Bond Funds	3.7%
Short-Term Funds	15.0%

Annual Report

Fidelity Freedom Index 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $95,771,671)	2,504,363	$ 152,665,953
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $6,799,146)	856,217	5,282,858
International Equity Funds - 14.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $61,270,339)	5,774,819	68,142,870
Bond Funds - 33.7%

Spartan U.S. Bond Index Fund Class F (c) (Cost $157,844,851)	13,683,011	162,143,677
Inflation-Protected Bond Funds - 3.8%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $19,444,839)	1,874,351	18,293,669
Short-Term Funds - 15.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $74,362,251)	74,362,251	$ 74,362,251
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $415,493,097)		480,891,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,284)
NET ASSETS - 100%		$ 480,860,994
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 61,765,294	$ 23,905,785	$ 11,308,827	$ 64,403	$ 74,362,251
Fidelity Series Commodity Strategy Fund Class F	5,054,630	2,608,315	804,316	-	5,282,858
Fidelity Series Global ex U.S. Index Fund	63,263,246	21,102,026	14,154,362	1,811,573	68,142,870
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,577,134	5,535,396	2,678,249	48,093	18,293,669
Spartan Total Market Index Fund Class F	142,949,184	40,563,047	45,605,051	2,318,977	152,665,953
Spartan U.S. Bond Index Fund Class F	142,180,606	46,630,562	31,292,074	3,826,678	162,143,677
Total	$ 430,790,094	$ 140,345,131	$ 105,842,879	$ 8,069,724	$ 480,891,278
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $415,493,097) - See accompanying schedule		$ 480,891,278
Cash		2
Receivable for investments sold		827,434
Receivable for fund shares sold		317,508
Receivable from affiliate for expense reductions		29,809
Total assets		482,066,031

Liabilities
Payable for investments purchased	$ 812,744
Payable for fund shares redeemed	331,854
Transfer agent fees payable	60,439
Total liabilities		1,205,037

Net Assets		$ 480,860,994
Net Assets consist of:
Paid in capital		$ 417,583,832
Undistributed net investment income		931,171
Accumulated undistributed net realized gain (loss) on investments		(3,052,190)
Net unrealized appreciation (depreciation) on investments		65,398,181
Net Assets, for 35,982,693 shares outstanding		$ 480,860,994
Net Asset Value, offering price and redemption price per share ($480,860,994 ÷ 35,982,693 shares)		$ 13.36

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 8,069,724

Expenses
Transfer agent fees	$ 675,304
Independent trustees' compensation	1,922
Total expenses before reductions	677,226
Expense reductions	(330,143)	347,083
Net investment income (loss)		7,722,641
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,835,884
Capital gain distributions from underlying funds	409,577
Total net realized gain (loss)		2,245,461
Change in net unrealized appreciation (depreciation) on investment securities		13,763,042
Net gain (loss)		16,008,503
Net increase (decrease) in net assets resulting from operations		$ 23,731,144

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,722,641	$ 5,662,861
Net realized gain (loss)	2,245,461	(1,660,246)
Change in net unrealized appreciation (depreciation)	13,763,042	23,305,805
Net increase (decrease) in net assets resulting from operations	23,731,144	27,308,420
Distributions to shareholders from net investment income	(12,415,603)	(505,726)
Distributions to shareholders from net realized gain	(1,861,538)	(1,041,199)
Total distributions	(14,277,141)	(1,546,925)
Share transactions Proceeds from sales of shares	171,912,696	172,483,332
Reinvestment of distributions	14,276,796	1,546,925
Cost of shares redeemed	(145,549,163)	(133,877,716)
Net increase (decrease) in net assets resulting from share transactions	40,640,329	40,152,541
Total increase (decrease) in net assets	50,094,332	65,914,036

Net Assets
Beginning of period	430,766,662	364,852,626
End of period (including undistributed net investment income of $931,171 and undistributed net investment income of $5,643,094, respectively)	$ 480,860,994	$ 430,766,662
Other Information Shares
Sold	12,965,019	13,720,828
Issued in reinvestment of distributions	1,092,180	124,651
Redeemed	(11,006,242)	(10,656,793)
Net increase (decrease)	3,050,957	3,188,686

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.27	$ 11.71	$ 11.65	$ 10.65
Income from Investment Operations
Net investment income (loss) B	.23	.18	.18	.20	.19
Net realized and unrealized gain (loss)	.46	.68	.61	.21	.98
Total from investment operations	.69	.86	.79	.41	1.17
Distributions from net investment income	(.35)	(.02)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.05)	(.04)	(.06)	(.17)	(.04)
Total distributions	(.41) E	(.05) F	(.23)	(.35)	(.17)
Net asset value, end of period	$ 13.36	$ 13.08	$ 12.27	$ 11.71	$ 11.65
Total ReturnA	5.36%	7.05%	6.80%	3.64%	11.08%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.09%	.05%
Expenses net of all reductions	.08%	.09%	.10%	.09%	.05%
Net investment income (loss)	1.72%	1.45%	1.54%	1.71%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,861	$ 430,767	$ 364,853	$ 238,158	$ 144,278
Portfolio turnover rateD	23%	39%	21%	33%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the activity of the Underlying Funds.

E Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

F Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	37.3	37.9
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	16.6	16.7
Bond Funds
Spartan U.S. Bond Index Fund Class F	31.3	31.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	2.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.7	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.3%
Commodity Funds	1.1%
International Equity Funds	16.6%
Bond Funds	31.3%
Inflation-Protected Bond Funds	3.0%
Short-Term Funds	10.7%

Six months ago
Domestic Equity Funds	37.9%
Commodity Funds	1.1%
International Equity Funds	16.7%
Bond Funds	31.0%
Inflation-Protected Bond Funds	2.9%
Short-Term Funds	10.4%

Annual Report

Fidelity Freedom Index 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $220,600,731)	5,580,862	$ 340,209,373
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $12,946,386)	1,652,003	10,192,857
International Equity Funds - 16.6%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $138,584,333)	12,807,959	151,133,912
Bond Funds - 31.3%

Spartan U.S. Bond Index Fund Class F (c) (Cost $278,650,401)	24,034,763	284,811,941
Inflation-Protected Bond Funds - 3.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $29,224,532)	2,792,647	27,256,240
Short-Term Funds - 10.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $97,245,743)	97,245,743	$ 97,245,743
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $777,252,126)		910,850,066
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,148)
NET ASSETS - 100%		$ 910,800,918
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 82,337,568	$ 27,047,306	$ 12,139,132	$ 85,940	$ 97,245,743
Fidelity Series Commodity Strategy Fund Class F	10,536,660	4,038,460	1,232,546	-	10,192,857
Fidelity Series Global ex U.S. Index Fund	140,043,903	38,505,204	21,834,977	4,283,312	151,133,912
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,095,716	7,574,763	3,109,295	72,830	27,256,240
Spartan Total Market Index Fund Class F	317,553,360	69,891,253	80,874,854	5,509,241	340,209,373
Spartan U.S. Bond Index Fund Class F	255,197,485	69,632,336	48,089,460	6,888,758	284,811,941
Total	$ 828,764,692	$ 216,689,322	$ 167,280,264	$ 16,840,081	$ 910,850,066
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $777,252,126) - See accompanying schedule		$ 910,850,066
Cash		2
Receivable for investments sold		1,110,252
Receivable for fund shares sold		2,957,068
Receivable from affiliate for expense reductions		54,892
Total assets		914,972,280

Liabilities
Payable for investments purchased	$ 3,058,083
Payable for fund shares redeemed	999,866
Transfer agent fees payable	113,413
Total liabilities		4,171,362

Net Assets		$ 910,800,918
Net Assets consist of:
Paid in capital		$ 784,553,064
Undistributed net investment income		1,583,721
Accumulated undistributed net realized gain (loss) on investments		(8,933,807)
Net unrealized appreciation (depreciation) on investments		133,597,940
Net Assets, for 66,875,822 shares outstanding		$ 910,800,918
Net Asset Value, offering price and redemption price per share ($910,800,918 ÷ 66,875,822 shares)		$ 13.62

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 16,840,081

Expenses
Transfer agent fees	$ 1,306,231
Independent trustees' compensation	3,731
Total expenses before reductions	1,309,962
Expense reductions	(631,870)	678,092
Net investment income (loss)		16,161,989
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,274,604
Capital gain distributions from underlying funds	708,980
Total net realized gain (loss)		2,983,584
Change in net unrealized appreciation (depreciation) on investment securities		30,401,705
Net gain (loss)		33,385,289
Net increase (decrease) in net assets resulting from operations		$ 49,547,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,161,989	$ 11,925,345
Net realized gain (loss)	2,983,584	(5,999,147)
Change in net unrealized appreciation (depreciation)	30,401,705	53,693,693
Net increase (decrease) in net assets resulting from operations	49,547,278	59,619,891
Distributions to shareholders from net investment income	(26,437,104)	(866,325)
Distributions to shareholders from net realized gain	(3,310,019)	(920,469)
Total distributions	(29,747,123)	(1,786,794)
Share transactions Proceeds from sales of shares	317,662,725	322,845,321
Reinvestment of distributions	29,743,322	1,786,794
Cost of shares redeemed	(285,126,876)	(226,019,959)
Net increase (decrease) in net assets resulting from share transactions	62,279,171	98,612,156
Total increase (decrease) in net assets	82,079,326	156,445,253

Net Assets
Beginning of period	828,721,592	672,276,339
End of period (including distributions in excess of net investment income of $1,583,721 and undistributed net investment income of $11,916,385, respectively)	$ 910,800,918	$ 828,721,592
Other Information Shares
Sold	23,586,465	25,550,569
Issued in reinvestment of distributions	2,234,721	142,261
Redeemed	(21,200,909)	(17,696,183)
Net increase (decrease)	4,620,277	7,996,647

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 12.39	$ 11.80	$ 11.71	$ 10.67
Income from Investment Operations
Net investment income (loss) B	.25	.20	.19	.20	.20
Net realized and unrealized gain (loss)	.52	.75	.63	.22	1.00
Total from investment operations	.77	.95	.82	.42	1.20
Distributions from net investment income	(.41)	(.02)	(.18)	(.17)	(.12)
Distributions from net realized gain	(.05)	(.02)	(.05)	(.15)	(.04)
Total distributions	(.46)	(.03) D	(.23)	(.33) E	(.16)
Net asset value, end of period	$ 13.62	$ 13.31	$ 12.39	$ 11.80	$ 11.71
Total ReturnA	5.87%	7.71%	7.02%	3.70%	11.29%
Ratios to Average Net Assets C, F
Expenses before reductions	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.09%	.06%
Expenses net of all reductions	.08%	.09%	.10%	.09%	.06%
Net investment income (loss)	1.86%	1.56%	1.58%	1.76%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 910,801	$ 828,722	$ 672,276	$ 412,376	$ 220,552
Portfolio turnover rate F	19%	29%	14%	23%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

E Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	41.3	41.9
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	1.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.4	18.5
Bond Funds
Spartan U.S. Bond Index Fund Class F	29.7	29.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	2.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.2	6.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.3%
Commodity Funds	1.2%
International Equity Funds	18.4%
Bond Funds	29.7%
Inflation-Protected Bond Funds	2.2%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	41.9%
Commodity Funds	1.2%
International Equity Funds	18.5%
Bond Funds	29.4%
Inflation-Protected Bond Funds	2.1%
Short-Term Funds	6.9%

Annual Report

Fidelity Freedom Index 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 41.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $714,318,181)	16,667,127	$ 1,016,028,091
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $37,180,714)	4,764,617	29,397,689
International Equity Funds - 18.4%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $422,151,892)	38,228,268	451,093,557
Bond Funds - 29.7%

Spartan U.S. Bond Index Fund Class F (c) (Cost $715,668,302)	61,612,148	730,103,959
Inflation-Protected Bond Funds - 2.2%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $57,121,933)	5,483,909	53,522,953
Short-Term Funds - 7.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $178,071,493)	178,071,493	$ 178,071,493
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,124,512,515)		2,458,217,742
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157,150)
NET ASSETS - 100%		$ 2,458,060,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 130,902,811	$ 60,419,673	$ 13,250,991	$ 145,139	$ 178,071,493
Fidelity Series Commodity Strategy Fund Class F	26,035,113	14,079,950	2,314,782	-	29,397,689
Fidelity Series Global ex U.S. Index Fund	374,673,788	134,902,040	44,888,345	11,620,022	451,093,557
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,870,441	18,006,036	3,858,414	131,105	53,522,953
Spartan Total Market Index Fund Class F	851,805,895	254,838,744	182,899,854	14,899,955	1,016,028,091
Spartan U.S. Bond Index Fund Class F	587,591,013	216,543,978	93,615,105	16,406,122	730,103,959
Total	$ 2,010,879,061	$ 698,790,421	$ 340,827,491	$ 43,202,343	$ 2,458,217,742
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $2,124,512,515) - See accompanying schedule		$ 2,458,217,742
Cash		2
Receivable for investments sold		4,758,793
Receivable for fund shares sold		2,381,720
Receivable from affiliate for expense reductions		146,253
Total assets		2,465,504,510

Liabilities
Payable for investments purchased	$ 4,860,411
Payable for fund shares redeemed	2,277,795
Transfer agent fees payable	305,712
Total liabilities		7,443,918

Net Assets		$ 2,458,060,592
Net Assets consist of:
Paid in capital		$ 2,144,455,975
Undistributed net investment income		3,823,128
Accumulated undistributed net realized gain (loss) on investments		(23,923,738)
Net unrealized appreciation (depreciation) on investments		333,705,227
Net Assets, for 174,287,557 shares outstanding		$ 2,458,060,592
Net Asset Value, offering price and redemption price per share ($2,458,060,592 ÷ 174,287,557 shares)		$ 14.10

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 43,202,343

Expenses
Transfer agent fees	$ 3,279,355
Independent trustees' compensation	9,249
Total expenses before reductions	3,288,604
Expense reductions	(1,537,688)	1,750,916
Net investment income (loss)		41,451,427
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,728,477
Capital gain distributions from underlying funds	1,423,234
Total net realized gain (loss)		5,151,711
Change in net unrealized appreciation (depreciation) on investment securities		85,647,273
Net gain (loss)		90,798,984
Net increase (decrease) in net assets resulting from operations		$ 132,250,411

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,451,427	$ 28,437,907
Net realized gain (loss)	5,151,711	(17,072,508)
Change in net unrealized appreciation (depreciation)	85,647,273	134,224,852
Net increase (decrease) in net assets resulting from operations	132,250,411	145,590,251
Distributions to shareholders from net investment income	(65,898,256)	(1,966,160)
Distributions to shareholders from net realized gain	(6,253,111)	(1,619,190)
Total distributions	(72,151,367)	(3,585,350)
Share transactions Proceeds from sales of shares	873,744,245	797,855,180
Reinvestment of distributions	72,149,473	3,585,350
Cost of shares redeemed	(558,701,334)	(363,510,831)
Net increase (decrease) in net assets resulting from share transactions	387,192,384	437,929,699
Total increase (decrease) in net assets	447,291,428	579,934,600

Net Assets
Beginning of period	2,010,769,164	1,430,834,564
End of period (including undistributed net investment income of $3,823,128 and undistributed net investment income of $28,325,351, respectively)	$ 2,458,060,592	$ 2,010,769,164
Other Information Shares
Sold	62,615,778	61,136,146
Issued in reinvestment of distributions	5,241,833	278,582
Redeemed	(40,115,166)	(27,794,835)
Net increase (decrease)	27,742,445	33,619,893

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 12.67	$ 12.03	$ 12.00	$ 10.81
Income from Investment Operations
Net investment income (loss) B	.26	.22	.20	.22	.21
Net realized and unrealized gain (loss)	.57	.86	.68	.16	1.15
Total from investment operations	.83	1.08	.88	.38	1.36
Distributions from net investment income	(.41)	(.02)	(.19)	(.19)	(.14)
Distributions from net realized gain	(.04)	(.01)	(.05)	(.16)	(.04)
Total distributions	(.45)	(.03)	(.24)	(.35)	(.17) E
Net asset value, end of period	$ 14.10	$ 13.72	$ 12.67	$ 12.03	$ 12.00
Total ReturnA	6.18%	8.55%	7.38%	3.36%	12.67%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.09%	.05%
Expenses net of all reductions	.08%	.09%	.10%	.09%	.05%
Net investment income (loss)	1.90%	1.66%	1.68%	1.85%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,458,061	$ 2,010,769	$ 1,430,835	$ 812,369	$ 424,846
Portfolio turnover rateD	16%	25%	11%	20%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the portfolio activity of the Underlying Funds.

E Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	47.2	48.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	20.9	21.3
Bond Funds
Spartan U.S. Bond Index Fund Class F	27.0	26.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	1.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.3	1.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.2%
Commodity Funds	1.2%
International Equity Funds	20.9%
Bond Funds	27.0%
Inflation-Protected Bond Funds	1.4%
Short-Term Funds	2.3%

Six months ago
Domestic Equity Funds	48.3%
Commodity Funds	1.3%
International Equity Funds	21.3%
Bond Funds	26.4%
Inflation-Protected Bond Funds	1.3%
Short-Term Funds	1.4%

Annual Report

Fidelity Freedom Index 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 47.2%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $571,181,069)	13,350,539	$ 813,848,831
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $27,131,649)	3,500,135	21,595,836
International Equity Funds - 20.9%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $337,350,342)	30,526,901	360,217,432
Bond Funds - 27.0%

Spartan U.S. Bond Index Fund Class F (c) (Cost $457,400,090)	39,310,533	465,829,814
Inflation-Protected Bond Funds - 1.4%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $25,087,711)	2,404,427	23,467,212
Short-Term Funds - 2.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $39,095,330)	39,095,330	$ 39,095,330
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,457,246,191)		1,724,054,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,869)
NET ASSETS - 100%		$ 1,723,942,586
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,889,754	$ 31,042,260	$ 836,683	$ 21,372	$ 39,095,330
Fidelity Series Commodity Strategy Fund Class F	18,080,775	10,478,648	799,909	-	21,595,836
Fidelity Series Global ex U.S. Index Fund	292,431,042	112,392,069	32,760,133	9,462,235	360,217,432
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,943,970	8,619,271	838,575	55,330	23,467,212
Spartan Total Market Index Fund Class F	666,715,286	217,673,132	144,267,344	12,114,725	813,848,831
Spartan U.S. Bond Index Fund Class F	346,002,325	155,493,872	47,509,054	10,134,029	465,829,814
Total	$ 1,348,063,152	$ 535,699,252	$ 227,011,698	$ 31,787,691	$ 1,724,054,455
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,457,246,191) - See accompanying schedule		$ 1,724,054,455
Cash		2
Receivable for investments sold		5,050,848
Receivable for fund shares sold		2,048,053
Receivable from affiliate for expense reductions		100,112
Total assets		1,731,253,470

Liabilities
Payable for investments purchased	$ 5,854,789
Payable for fund shares redeemed	1,242,303
Transfer agent fees payable	213,792
Total liabilities		7,310,884

Net Assets		$ 1,723,942,586
Net Assets consist of:
Paid in capital		$ 1,475,307,466
Undistributed net investment income		1,398,870
Accumulated undistributed net realized gain (loss) on investments		(19,572,014)
Net unrealized appreciation (depreciation) on investments		266,808,264
Net Assets, for 116,490,251 shares outstanding		$ 1,723,942,586
Net Asset Value, offering price and redemption price per share ($1,723,942,586 ÷ 116,490,251 shares)		$ 14.80

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 31,787,691

Expenses
Transfer agent fees	$ 2,265,098
Independent trustees' compensation	6,362
Total expenses before reductions	2,271,460
Expense reductions	(1,029,624)	1,241,836
Net investment income (loss)		30,545,855
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	366,114
Capital gain distributions from underlying funds	775,543
Total net realized gain (loss)		1,141,657
Change in net unrealized appreciation (depreciation) on investment securities		66,937,634
Net gain (loss)		68,079,291
Net increase (decrease) in net assets resulting from operations		$ 98,625,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,545,855	$ 20,678,304
Net realized gain (loss)	1,141,657	(13,968,643)
Change in net unrealized appreciation (depreciation)	66,937,634	116,422,139
Net increase (decrease) in net assets resulting from operations	98,625,146	123,131,800
Distributions to shareholders from net investment income	(49,810,335)	(1,061,767)
Distributions to shareholders from net realized gain	(2,839,047)	(758,380)
Total distributions	(52,649,382)	(1,820,147)
Share transactions Proceeds from sales of shares	613,985,377	451,158,524
Reinvestment of distributions	52,645,983	1,820,147
Cost of shares redeemed	(336,656,079)	(195,694,024)
Net increase (decrease) in net assets resulting from share transactions	329,975,281	257,284,647
Total increase (decrease) in net assets	375,951,045	378,596,300

Net Assets
Beginning of period	1,347,991,541	969,395,241
End of period (including undistributed net investment income of $1,398,870 and undistributed net investment income of $20,663,349, respectively)	$ 1,723,942,586	$ 1,347,991,541
Other Information Shares
Sold	42,032,704	33,398,610
Issued in reinvestment of distributions	3,647,656	137,266
Redeemed	(23,082,044)	(14,282,440)
Net increase (decrease)	22,598,316	19,253,436

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 12.99	$ 12.21	$ 12.22	$ 10.88
Income from Investment Operations
Net investment income (loss) B	.30	.24	.22	.23	.22
Net realized and unrealized gain (loss)	.65	1.15	.80	.11	1.30
Total from investment operations	.95	1.39	1.02	.34	1.52
Distributions from net investment income	(.48) F	(.01)	(.21)	(.19)	(.15)
Distributions from net realized gain	(.03) F	(.01)	(.04)	(.16)	(.03)
Total distributions	(.51)	(.02)	(.24) E	(.35)	(.18)
Net asset value, end of period	$ 14.80	$ 14.36	$ 12.99	$ 12.21	$ 12.22
Total ReturnA	6.73%	10.75%	8.50%	3.03%	14.03%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%	.09%	.10%	.09%	.05%
Expenses net of all reductions	.08%	.09%	.10%	.09%	.05%
Net investment income (loss)	2.03%	1.78%	1.82%	1.97%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,723,943	$ 1,347,992	$ 969,395	$ 537,405	$ 249,606
Portfolio turnover rateD	15%	21%	10%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the portfolio activity of the Underlying Funds.

E Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

F The amount shown reflects certain reclassifications related to book to tax differences

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	56.7	57.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	25.0	25.2
Bond Funds
Spartan U.S. Bond Index Fund Class F	16.5	15.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	56.7%
Commodity Funds	1.3%
International Equity Funds	25.0%
Bond Funds	16.5%
Inflation-Protected Bond Funds	0.5%

Six months ago
Domestic Equity Funds	57.6%
Commodity Funds	1.3%
International Equity Funds	25.2%
Bond Funds	15.4%
Inflation-Protected Bond Funds	0.5%

Annual Report

Fidelity Freedom Index 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 56.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $924,020,124)	20,686,214	$ 1,261,031,633
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $35,780,599)	4,634,761	28,596,473
International Equity Funds - 25.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $527,368,440)	47,155,275	556,432,245
Bond Funds - 16.5%

Spartan U.S. Bond Index Fund Class F (b) (Cost $358,664,767)	30,930,037	366,520,937
Inflation-Protected Bond Funds - 0.5%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b) (Cost $12,954,488)	1,253,455	$ 12,233,723
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,858,788,418)		2,224,815,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		(139,038)
NET ASSETS - 100%		$ 2,224,675,973
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 22,931,791	$ 14,336,280	$ 686,345	$ -	$ 28,596,473
Fidelity Series Global ex U.S. Index Fund	434,876,304	179,692,492	40,585,428	14,083,317	556,432,245
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,461,823	6,197,140	290,751	25,500	12,233,723
Spartan Total Market Index Fund Class F	995,646,687	320,666,256	165,074,944	18,029,628	1,261,031,633
Spartan U.S. Bond Index Fund Class F	244,386,298	136,256,402	22,984,512	7,523,405	366,520,937
Total	$ 1,704,302,903	$ 657,148,570	$ 229,621,980	$ 39,661,850	$ 2,224,815,011
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,858,788,418) - See accompanying schedule		$ 2,224,815,011
Cash		1
Receivable for investments sold		4,418,296
Receivable for fund shares sold		2,581,211
Receivable from affiliate for expense reductions		135,440
Total assets		2,231,949,959

Liabilities
Payable for investments purchased	$ 6,004,693
Payable for fund shares redeemed	993,142
Transfer agent fees payable	276,151
Total liabilities		7,273,986

Net Assets		$ 2,224,675,973
Net Assets consist of:
Paid in capital		$ 1,885,404,283
Undistributed net investment income		1,555,526
Accumulated undistributed net realized gain (loss) on investments		(28,310,429)
Net unrealized appreciation (depreciation) on investments		366,026,593
Net Assets, for 146,874,463 shares outstanding		$ 2,224,675,973
Net Asset Value, offering price and redemption price per share ($2,224,675,973 ÷ 146,874,463 shares)		$ 15.15

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 39,661,850

Expenses
Transfer agent fees	$ 2,883,186
Independent trustees' compensation	8,078
Total expenses before reductions	2,891,264
Expense reductions	(1,374,153)	1,517,111
Net investment income (loss)		38,144,739
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	392,974
Capital gain distributions from underlying funds	579,440
Total net realized gain (loss)		972,414
Change in net unrealized appreciation (depreciation) on investment securities		92,592,543
Net gain (loss)		93,564,957
Net increase (decrease) in net assets resulting from operations		$ 131,709,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,144,739	$ 26,545,430
Net realized gain (loss)	972,414	(22,179,059)
Change in net unrealized appreciation (depreciation)	92,592,543	161,261,819
Net increase (decrease) in net assets resulting from operations	131,709,696	165,628,190
Distributions to shareholders from net investment income	(63,028,753)	(1,328,362)
Distributions to shareholders from net realized gain	(1,972,532)	(853,947)
Total distributions	(65,001,285)	(2,182,309)
Share transactions Proceeds from sales of shares	761,647,137	614,655,308
Reinvestment of distributions	65,000,525	2,182,309
Cost of shares redeemed	(372,896,016)	(279,111,846)
Net increase (decrease) in net assets resulting from share transactions	453,751,646	337,725,771
Total increase (decrease) in net assets	520,460,057	501,171,652

Net Assets
Beginning of period	1,704,215,916	1,203,044,264
End of period (including undistributed net investment income of $1,555,526 and undistributed net investment income of $26,536,361, respectively)	$ 2,224,675,973	$ 1,704,215,916
Other Information Shares
Sold	50,906,447	44,768,709
Issued in reinvestment of distributions	4,408,075	163,837
Redeemed	(24,999,737)	(20,237,257)
Net increase (decrease)	30,314,785	24,695,289

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.62	$ 13.10	$ 12.28	$ 12.34	$ 10.96
Income from Investment Operations
Net investment income (loss) B	.30	.25	.24	.24	.22
Net realized and unrealized gain (loss)	.73	1.29	.83	.07	1.34
Total from investment operations	1.03	1.54	1.07	.31	1.56
Distributions from net investment income	(.48)	(.01)	(.21)	(.20)	(.15)
Distributions from net realized gain	(.02)	(.01)	(.03)	(.16)	(.03)
Total distributions	(.50)	(.02)	(.25) F	(.37) E	(.18)
Net asset value, end of period	$ 15.15	$ 14.62	$ 13.10	$ 12.28	$ 12.34
Total ReturnA	7.16%	11.80%	8.80%	2.70%	14.27%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.10%	.09%	.05%
Expenses net of all reductions	.08%	.08%	.10%	.09%	.05%
Net investment income (loss)	1.99%	1.84%	1.90%	1.99%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,224,676	$ 1,704,216	$ 1,203,044	$ 653,920	$ 317,352
Portfolio turnover rateD	12%	32%	10%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the portfolio activity of the Underlying Funds.

E Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.5	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Annual Report

Fidelity Freedom Index 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $573,727,487)	12,939,626	$ 788,799,598
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $20,621,127)	2,649,340	16,346,430
International Equity Funds - 27.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $329,668,169)	29,429,138	347,263,824
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $126,827,031)	10,950,119	$ 129,758,913
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,050,843,814)		1,282,168,765
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,192)
NET ASSETS - 100%		$ 1,282,090,573
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 13,907,445	$ 8,318,665	$ 1,027,773	$ -	$ 16,346,430
Fidelity Series Global ex U.S. Index Fund	269,994,724	115,711,644	26,273,930	9,169,191	347,263,824
Spartan Total Market Index Fund Class F	617,660,332	200,971,727	99,558,805	11,696,639	788,799,598
Spartan U.S. Bond Index Fund Class F	99,446,648	42,045,803	15,122,563	2,894,148	129,758,913
Total	$ 1,001,009,149	$ 367,047,839	$ 141,983,071	$ 23,759,978	$ 1,282,168,765
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,050,843,814) - See accompanying schedule		$ 1,282,168,765
Cash		1
Receivable for investments sold		1,444,808
Receivable for fund shares sold		1,951,931
Receivable from affiliate for expense reductions		80,048
Total assets		1,285,645,553

Liabilities
Payable for investments purchased	$ 2,927,686
Payable for fund shares redeemed	468,616
Transfer agent fees payable	158,678
Total liabilities		3,554,980

Net Assets		$ 1,282,090,573
Net Assets consist of:
Paid in capital		$ 1,067,724,455
Undistributed net investment income		396,686
Accumulated undistributed net realized gain (loss) on investments		(17,355,519)
Net unrealized appreciation (depreciation) on investments		231,324,951
Net Assets, for 81,838,070 shares outstanding		$ 1,282,090,573
Net Asset Value, offering price and redemption price per share ($1,282,090,573 ÷ 81,838,070 shares)		$ 15.67

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 23,759,978

Expenses
Transfer agent fees	$ 1,699,408
Independent trustees' compensation	4,775
Total expenses before reductions	1,704,183
Expense reductions	(831,148)	873,035
Net investment income (loss)		22,886,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(502,139)
Capital gain distributions from underlying funds	211,982
Total net realized gain (loss)		(290,157)
Change in net unrealized appreciation (depreciation) on investment securities		56,597,069
Net gain (loss)		56,306,912
Net increase (decrease) in net assets resulting from operations		$ 79,193,855

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,886,943	$ 15,151,715
Net realized gain (loss)	(290,157)	(13,919,545)
Change in net unrealized appreciation (depreciation)	56,597,069	108,938,683
Net increase (decrease) in net assets resulting from operations	79,193,855	110,170,853
Distributions to shareholders from net investment income	(37,537,173)	(525,606)
Distributions to shareholders from net realized gain	(505,497)	(210,242)
Total distributions	(38,042,670)	(735,848)
Share transactions Proceeds from sales of shares	449,193,461	357,508,064
Reinvestment of distributions	38,042,623	735,848
Cost of shares redeemed	(247,258,739)	(155,749,709)
Net increase (decrease) in net assets resulting from share transactions	239,977,345	202,494,203
Total increase (decrease) in net assets	281,128,530	311,929,208

Net Assets
Beginning of period	1,000,962,043	689,032,835
End of period (including undistributed net investment income of $396,686 and undistributed net investment income of $15,130,381, respectively)	$ 1,282,090,573	$ 1,000,962,043
Other Information Shares
Sold	29,107,598	25,363,164
Issued in reinvestment of distributions	2,491,825	54,146
Redeemed	(16,022,304)	(10,877,295)
Net increase (decrease)	15,577,119	14,540,015

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 13.32	$ 12.40	$ 12.54	$ 11.02
Income from Investment Operations
Net investment income (loss) B	.31	.25	.24	.23	.21
Net realized and unrealized gain (loss)	.77	1.55	.91	(.01)	1.48
Total from investment operations	1.08	1.80	1.15	.22	1.69
Distributions from net investment income	(.51)	(.01)	(.22)	(.19)	(.15)
Distributions from net realized gain	(.01)	- E	(.02)	(.17)	(.03)
Total distributions	(.52)	(.01)	(.23) G	(.36)	(.17) F
Net asset value, end of period	$ 15.67	$ 15.11	$ 13.32	$ 12.40	$ 12.54
Total ReturnA	7.25%	13.56%	9.44%	2.00%	15.46%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.09%	.08%	.05%
Net investment income (loss)	2.02%	1.79%	1.91%	1.93%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,282,091	$ 1,000,962	$ 689,033	$ 357,382	$ 150,099
Portfolio turnover rateD	13%	25%	8%	15%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than $.01 per share.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.5	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Annual Report

Fidelity Freedom Index 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $674,897,532)	15,252,928	$ 929,818,472
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $24,241,731)	3,122,757	19,267,411
International Equity Funds - 27.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $386,630,767)	34,690,343	409,346,045
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $149,968,379)	12,907,924	$ 152,958,903
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,235,738,409)		1,511,390,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(92,346)
NET ASSETS - 100%		$ 1,511,298,485
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 16,502,693	$ 9,548,620	$ 1,152,686	$ -	$ 19,267,411
Fidelity Series Global ex U.S. Index Fund	318,086,471	135,959,075	31,312,099	10,456,940	409,346,045
Spartan Total Market Index Fund Class F	727,555,177	233,426,959	112,032,335	13,395,026	929,818,472
Spartan U.S. Bond Index Fund Class F	117,159,505	50,085,386	18,289,966	3,375,080	152,958,903
Total	$ 1,179,303,846	$ 429,020,040	$ 162,787,086	$ 27,227,046	$ 1,511,390,831
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,235,738,409) - See accompanying schedule		$ 1,511,390,831
Cash		3
Receivable for investments sold		1,492,929
Receivable for fund shares sold		2,935,657
Receivable from affiliate for expense reductions		94,668
Total assets		1,515,914,088

Liabilities
Payable for investments purchased	$ 3,533,734
Payable for fund shares redeemed	894,233
Transfer agent fees payable	187,636
Total liabilities		4,615,603

Net Assets		$ 1,511,298,485
Net Assets consist of:
Paid in capital		$ 1,254,150,021
Undistributed net investment income		468,349
Accumulated undistributed net realized gain (loss) on investments		(18,972,307)
Net unrealized appreciation (depreciation) on investments		275,652,422
Net Assets, for 95,890,444 shares outstanding		$ 1,511,298,485
Net Asset Value, offering price and redemption price per share ($1,511,298,485 ÷ 95,890,444 shares)		$ 15.76

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 27,227,046

Expenses
Transfer agent fees	$ 1,981,595
Independent trustees' compensation	5,563
Total expenses before reductions	1,987,158
Expense reductions	(972,985)	1,014,173
Net investment income (loss)		26,212,873
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(419,014)
Capital gain distributions from underlying funds	241,680
Total net realized gain (loss)		(177,334)
Change in net unrealized appreciation (depreciation) on investment securities		66,273,268
Net gain (loss)		66,095,934
Net increase (decrease) in net assets resulting from operations		$ 92,308,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,212,873	$ 17,506,315
Net realized gain (loss)	(177,334)	(15,030,659)
Change in net unrealized appreciation (depreciation)	66,273,268	126,564,404
Net increase (decrease) in net assets resulting from operations	92,308,807	129,040,060
Distributions to shareholders from net investment income	(43,440,271)	(500,509)
Distributions to shareholders from net realized gain	(238,257)	(250,125)
Total distributions	(43,678,528)	(750,634)
Share transactions Proceeds from sales of shares	525,257,082	445,413,402
Reinvestment of distributions	43,676,943	750,634
Cost of shares redeemed	(285,515,086)	(205,653,559)
Net increase (decrease) in net assets resulting from share transactions	283,418,939	240,510,477
Total increase (decrease) in net assets	332,049,218	368,799,903

Net Assets
Beginning of period	1,179,249,267	810,449,364
End of period (including undistributed net investment income of $486,349 and undistributed net investment income of $17,504,659, respectively)	$ 1,511,298,485	$ 1,179,249,267
Other Information Shares
Sold	33,774,823	31,421,859
Issued in reinvestment of distributions	2,844,037	55,075
Redeemed	(18,397,611)	(14,492,825)
Net increase (decrease)	18,221,249	16,984,109

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.18	$ 13.36	$ 12.42	$ 12.58	$ 11.04
Income from Investment Operations
Net investment income (loss) B	.31	.25	.24	.23	.21
Net realized and unrealized gain (loss)	.78	1.58	.93	(.02)	1.50
Total from investment operations	1.09	1.83	1.17	.21	1.71
Distributions from net investment income	(.50)	(.01)	(.21)	(.20)	(.15)
Distributions from net realized gain	- E	- E	(.02)	(.17)	(.03)
Total distributions	(.51) G	(.01)	(.23)	(.37)	(.17) F
Net asset value, end of period	$ 15.76	$ 15.18	$ 13.36	$ 12.42	$ 12.58
Total ReturnA	7.27%	13.72%	9.59%	1.92%	15.59%
Ratios to Average Net Assets C, D
Expenses before reductions	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.09%	.08%	.05%
Net investment income (loss)	1.99%	1.78%	1.93%	1.91%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,511,298	$ 1,179,249	$ 810,449	$ 409,300	$ 174,164
Portfolio turnover rateD	12%	26%	8%	16%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amounts do not include the portfolio activity of the Underlying Funds.

E Amount represents less than $.01 per share.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

G Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.5	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Annual Report

Fidelity Freedom Index 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $339,416,906)	7,572,789	$ 461,637,208
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $12,095,986)	1,550,435	9,566,183
International Equity Funds - 27.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $193,725,940)	17,223,065	203,232,169
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $74,678,871)	6,408,456	$ 75,940,199
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $619,917,703)		750,375,759
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,643)
NET ASSETS - 100%		$ 750,330,116
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,139,069	$ 4,710,703	$ 441,757	$ -	$ 9,566,183
Fidelity Series Global ex U.S. Index Fund	155,802,035	67,786,878	12,965,979	5,377,761	203,232,169
Spartan Total Market Index Fund Class F	356,300,786	118,395,458	53,400,047	6,856,887	461,637,208
Spartan U.S. Bond Index Fund Class F	57,387,668	25,795,656	9,205,001	1,680,743	75,940,199
Total	$ 577,629,558	$ 216,688,695	$ 76,012,784	$ 13,915,391	$ 750,375,759
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $619,917,703) - See accompanying schedule		$ 750,375,759
Cash		1
Receivable for investments sold		556,115
Receivable for fund shares sold		1,469,032
Receivable from affiliate for expense reductions		46,838
Total assets		752,447,745

Liabilities
Payable for investments purchased	$ 1,827,173
Payable for fund shares redeemed	197,634
Transfer agent fees payable	92,822
Total liabilities		2,117,629

Net Assets		$ 750,330,116
Net Assets consist of:
Paid in capital		$ 628,700,987
Undistributed net investment income		235,436
Accumulated undistributed net realized gain (loss) on investments		(9,064,363)
Net unrealized appreciation (depreciation) on investments		130,458,056
Net Assets, for 47,216,330 shares outstanding		$ 750,330,116
Net Asset Value, offering price and redemption price per share ($750,330,116 ÷ 47,216,330 shares)		$ 15.89

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 13,915,391

Expenses
Transfer agent fees	$ 987,105
Independent trustees' compensation	2,770
Total expenses before reductions	989,875
Expense reductions	(482,229)	507,646
Net investment income (loss)		13,407,745
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(365,387)
Capital gain distributions from underlying funds	124,379
Total net realized gain (loss)		(241,008)
Change in net unrealized appreciation (depreciation) on investment securities		32,435,775
Net gain (loss)		32,194,767
Net increase (decrease) in net assets resulting from operations		$ 45,602,512

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,407,745	$ 8,376,410
Net realized gain (loss)	(241,008)	(7,163,458)
Change in net unrealized appreciation (depreciation)	32,435,775	62,515,061
Net increase (decrease) in net assets resulting from operations	45,602,512	63,728,013
Distributions to shareholders from net investment income	(21,509,196)	(201,896)
Distributions to shareholders from net realized gain	(249,524)	(86,527)
Total distributions	(21,758,720)	(288,423)
Share transactions Proceeds from sales of shares	279,166,902	235,287,532
Reinvestment of distributions	21,758,207	288,423
Cost of shares redeemed	(152,042,180)	(101,878,050)
Net increase (decrease) in net assets resulting from share transactions	148,882,929	133,697,905
Total increase (decrease) in net assets	172,726,721	197,137,495

Net Assets
Beginning of period	577,603,395	380,465,900
End of period (including undistributed net investment income of $235,436 and undistributed net investment income of $8,370,933, respectively)	$ 750,330,116	$ 577,603,395
Other Information Shares
Sold	17,837,964	16,405,492
Issued in reinvestment of distributions	1,403,694	21,022
Redeemed	(9,734,905)	(7,034,830)
Net increase (decrease)	9,506,753	9,391,684

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.32	$ 13.44	$ 12.47	$ 12.63	$ 11.05
Income from Investment Operations
Net investment income (loss) B	.32	.25	.25	.23	.21
Net realized and unrealized gain (loss)	.77	1.64	.95	(.04)	1.54
Total from investment operations	1.09	1.89	1.20	.19	1.75
Distributions from net investment income	(.51)	(.01)	(.21)	(.19)	(.14)
Distributions from net realized gain	(.01)	- D	(.02)	(.16)	(.03)
Total distributions	(.52)	(.01)	(.23)	(.35)	(.17)
Net asset value, end of period	$ 15.89	$ 15.32	$ 13.44	$ 12.47	$ 12.63
Total ReturnA	7.22%	14.07%	9.76%	1.74%	15.91%
Ratios to Average Net Assets C, E
Expenses before reductions	.15%	.15%	.15%	.15%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.09%	.05%
Expenses net of all reductions	.08%	.08%	.09%	.09%	.05%
Net investment income (loss)	2.04%	1.75%	1.95%	1.94%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 750,330	$ 577,603	$ 380,466	$ 178,881	$ 53,547
Portfolio turnover rate E	12%	22%	7%	15%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.01 per share.

E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.5	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Annual Report

Fidelity Freedom Index 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $340,510,674)	7,363,954	$ 448,906,657
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $11,685,799)	1,507,806	9,303,161
International Equity Funds - 27.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $189,431,723)	16,748,134	197,627,987
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $72,821,671)	6,231,654	$ 73,845,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $614,449,867)		729,682,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,272)
NET ASSETS - 100%		$ 729,638,635
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 7,401,876	$ 4,997,634	$ 452,926	$ -	$ 9,303,161
Fidelity Series Global ex U.S. Index Fund	140,715,309	73,418,688	9,935,722	4,944,508	197,627,987
Spartan Total Market Index Fund Class F	321,748,874	130,602,014	40,605,714	6,279,887	448,906,657
Spartan U.S. Bond Index Fund Class F	51,829,069	27,440,903	7,259,036	1,559,404	73,845,102
Total	$ 521,695,128	$ 236,459,239	$ 58,253,398	$ 12,783,799	$ 729,682,907
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $614,449,867) - See accompanying schedule		$ 729,682,907
Cash		2
Receivable for investments sold		720,072
Receivable for fund shares sold		1,399,910
Receivable from affiliate for expense reductions		45,493
Total assets		731,848,384

Liabilities
Payable for investments purchased	$ 1,709,022
Payable for fund shares redeemed	410,582
Transfer agent fees payable	90,145
Total liabilities		2,209,749

Net Assets		$ 729,638,635
Net Assets consist of:
Paid in capital		$ 622,013,769
Undistributed net investment income		245,903
Accumulated undistributed net realized gain (loss) on investments		(7,854,077)
Net unrealized appreciation (depreciation) on investments		115,233,040
Net Assets, for 45,585,099 shares outstanding		$ 729,638,635
Net Asset Value, offering price and redemption price per share ($729,638,635 ÷ 45,585,099 shares)		$ 16.01

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 12,783,799

Expenses
Transfer agent fees	$ 915,673
Independent trustees' compensation	2,547
Total expenses before reductions	918,220
Expense reductions	(442,054)	476,166
Net investment income (loss)		12,307,633
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(446,504)
Capital gain distributions from underlying funds	114,306
Total net realized gain (loss)		(332,198)
Change in net unrealized appreciation (depreciation) on investment securities		30,228,527
Net gain (loss)		29,896,329
Net increase (decrease) in net assets resulting from operations		$ 42,203,962

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,307,633	$ 7,517,695
Net realized gain (loss)	(332,198)	(6,075,160)
Change in net unrealized appreciation (depreciation)	30,228,527	54,799,929
Net increase (decrease) in net assets resulting from operations	42,203,962	56,242,464
Distributions to shareholders from net investment income	(19,534,628)	(152,231)
Distributions to shareholders from net realized gain	(229,721)	(76,115)
Total distributions	(19,764,349)	(228,346)
Share transactions Proceeds from sales of shares	303,314,847	248,450,079
Reinvestment of distributions	19,764,349	228,346
Cost of shares redeemed	(137,551,869)	(109,241,600)
Net increase (decrease) in net assets resulting from share transactions	185,527,327	139,436,825
Total increase (decrease) in net assets	207,966,940	195,450,943

Net Assets
Beginning of period	521,671,695	326,220,752
End of period (including undistributed net investment income of $245,903 and undistributed net investment income of $7,510,593, respectively)	$ 729,638,635	$ 521,671,695
Other Information Shares
Sold	19,214,072	17,208,842
Issued in reinvestment of distributions	1,266,166	16,428
Redeemed	(8,733,331)	(7,535,793)
Net increase (decrease)	11,746,907	9,689,477

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 13.51	$ 12.53	$ 12.73	$ 11.10
Income from Investment Operations
Net investment income (loss) B	.32	.26	.25	.23	.20
Net realized and unrealized gain (loss)	.78	1.66	.95	(.09)	1.59
Total from investment operations	1.10	1.92	1.20	.14	1.79
Distributions from net investment income	(.50)	(.01)	(.21)	(.18)	(.14)
Distributions from net realized gain	(.01)	- D	(.01)	(.16)	(.02)
Total distributions	(.51)	(.01)	(.22) E	(.34)	(.16)
Net asset value, end of period	$ 16.01	$ 15.42	$ 13.51	$ 12.53	$ 12.73
Total ReturnA	7.25%	14.21%	9.75%	1.39%	16.19%
Ratios to Average Net Assets C, F
Expenses before reductions	.15%	.15%	.15%	.15%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.09%	.08%	.05%
Net investment income (loss)	2.02%	1.79%	2.02%	1.89%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 729,639	$ 521,672	$ 326,221	$ 140,655	$ 36,758
Portfolio turnover rate F	10%	24%	8%	15%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.01 per share.

E Total distributions of $.22 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.015 per share.

F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.5	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.1%

Annual Report

Fidelity Freedom Index 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $96,547,179)	1,848,137	$ 112,662,412
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $2,866,110)	378,497	2,335,329
International Equity Funds - 27.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $49,490,510)	4,203,263	49,598,498
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $18,217,955)	1,563,883	$ 18,532,010
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $167,121,754)		183,128,249
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,019)
NET ASSETS - 100%		$ 183,117,230
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 1,265,436	$ 1,720,424	$ 55,720	$ -	$ 2,335,329
Fidelity Series Global ex U.S. Index Fund	23,764,856	29,060,735	1,618,863	1,139,289	49,598,498
Spartan Total Market Index Fund Class F	54,304,573	57,785,390	7,330,520	1,403,332	112,662,412
Spartan U.S. Bond Index Fund Class F	8,753,183	10,771,265	1,376,260	336,649	18,532,010
Total	$ 88,088,048	$ 99,337,814	$ 10,381,363	$ 2,879,270	$ 183,128,249
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $167,121,754) - See accompanying schedule		$ 183,128,249
Receivable for investments sold		12,310
Receivable for fund shares sold		549,125
Receivable from affiliate for expense reductions		11,318
Total assets		183,701,002

Liabilities
Payable for investments purchased	$ 495,643
Payable for fund shares redeemed	65,697
Transfer agent fees payable	22,432
Total liabilities		583,772

Net Assets		$ 183,117,230
Net Assets consist of:
Paid in capital		$ 167,916,804
Undistributed net investment income		54,606
Accumulated undistributed net realized gain (loss) on investments		(860,675)
Net unrealized appreciation (depreciation) on investments		16,006,495
Net Assets, for 14,409,992 shares outstanding		$ 183,117,230
Net Asset Value, offering price and redemption price per share ($183,117,230 ÷ 14,409,992 shares)		$ 12.71

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 2,879,270

Expenses
Transfer agent fees	$ 197,809
Independent trustees' compensation	528
Total expenses before reductions	198,337
Expense reductions	(87,338)	110,999
Net investment income (loss)		2,768,271
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(97,637)
Capital gain distributions from underlying funds	26,403
Total net realized gain (loss)		(71,234)
Change in net unrealized appreciation (depreciation) on investment securities		6,181,419
Net gain (loss)		6,110,185
Net increase (decrease) in net assets resulting from operations		$ 8,878,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,768,271	$ 1,052,928
Net realized gain (loss)	(71,234)	(648,393)
Change in net unrealized appreciation (depreciation)	6,181,419	7,796,256
Net increase (decrease) in net assets resulting from operations	8,878,456	8,200,791
Distributions to shareholders from net investment income	(2,770,049)	(1,023,210)
Distributions to shareholders from net realized gain	-	(21,734)
Total distributions	(2,770,049)	(1,044,944)
Share transactions Proceeds from sales of shares	117,409,257	68,264,589
Reinvestment of distributions	2,769,950	1,044,944
Cost of shares redeemed	(31,254,586)	(18,586,625)
Net increase (decrease) in net assets resulting from share transactions	88,924,621	50,722,908
Total increase (decrease) in net assets	95,033,028	57,878,755

Net Assets
Beginning of period	88,084,202	30,205,447
End of period (including distributions in excess of net investment income of 54,606 and undistributed net investment income of $35,045, respectively)	$ 183,117,230	$ 88,084,202
Other Information Shares
Sold	9,392,878	5,994,072
Issued in reinvestment of distributions	220,333	88,319
Redeemed	(2,499,994)	(1,616,753)
Net increase (decrease)	7,113,217	4,465,638

Financial Highlights

Years ended March 31,	2015	2014	2013	2012E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 10.67	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.21	.21	.14
Net realized and unrealized gain (loss)	.62	1.36	.77	(.01)
Total from investment operations	.88	1.57	.98	.13
Distributions from net investment income	(.24)	(.17)	(.16)	(.13)
Distributions from net realized gain	-	- G	(.01)	(.14)
Total distributions	(.24)	(.17)	(.17)	(.27)
Net asset value, end of period	$ 12.71	$ 12.07	$ 10.67	$ 9.86
Total ReturnB, C	7.27%	14.76%	10.05%	1.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.15%	.15%	.15%	.15%A
Expenses net of fee waivers, if any	.08%	.08%	.09%	.07%A
Expenses net of all reductions	.08%	.08%	.09%	.07%A
Net investment income (loss)	2.10%	1.82%	2.06%	1.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,117	$ 88,084	$ 30,205	$ 7,931
Portfolio turnover rate H	8%	21%	19%	14%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.5	61.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.1	10.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.5%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Annual Report

Fidelity Freedom Index 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $2,210,188)	36,941	$ 2,251,929
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $49,561)	7,648	47,185
International Equity Funds - 27.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $975,891)	84,013	991,357
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $367,759)	31,207	$ 369,806
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,603,399)		3,660,277
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95)
NET ASSETS - 100%		$ 3,660,182
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ -	$ 53,491	$ 3,490	$ -	$ 47,185
Fidelity Series Global ex U.S. Index Fund	-	1,056,390	74,989	3,677	991,357
Spartan Total Market Index Fund Class F	-	2,378,901	166,535	4,499	2,251,929
Spartan U.S. Bond Index Fund Class F	-	399,061	31,166	1,751	369,806
Total	$ -	$ 3,887,843	$ 276,180	$ 9,927	$ 3,660,277
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $3,603,399) - See accompanying schedule		$ 3,660,277
Receivable for fund shares sold		31,692
Receivable from affiliate for expense reductions		302
Total assets		3,692,271

Liabilities
Payable for investments purchased	$ 30,664
Payable for fund shares redeemed	1,020
Transfer agent fees payable	405
Total liabilities		32,089

Net Assets		$ 3,660,182
Net Assets consist of:
Paid in capital		$ 3,610,663
Undistributed net investment income		929
Accumulated undistributed net realized gain (loss) on investments		(8,288)
Net unrealized appreciation (depreciation) on investments		56,878
Net Assets, for 354,472 shares outstanding		$ 3,660,182
Net Asset Value, offering price and redemption price per share ($3,660,182 ÷ 354,472 shares)		$ 10.33

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Investment Income
Income distributions from underlying funds		$ 9,927

Expenses
Transfer agent fees	$ 1,037
Independent trustees' compensation	2
Total expenses before reductions	1,039
Expense reductions	(451)	588
Net investment income (loss)		9,339
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,285)
Capital gain distributions from underlying funds	89
Total net realized gain (loss)		(8,196)
Change in net unrealized appreciation (depreciation) on investment securities		56,878
Net gain (loss)		48,682
Net increase (decrease) in net assets resulting from operations		$ 58,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2060 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,339
Net realized gain (loss)	(8,196)
Change in net unrealized appreciation (depreciation)	56,878
Net increase (decrease) in net assets resulting from operations	58,021
Distributions to shareholders from net investment income	(8,394)
Distributions to shareholders from net realized gain	(108)
Total distributions	(8,502)
Share transactions Proceeds from sales of shares	3,964,409
Reinvestment of distributions	8,392
Cost of shares redeemed	(362,138)
Net increase (decrease) in net assets resulting from share transactions	3,610,663
Total increase (decrease) in net assets	3,660,182

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $929)	$ 3,660,182
Other Information Shares
Sold	389,045
Issued in reinvestment of distributions	821
Redeemed	(35,394)
Net increase (decrease)	354,472

Financial Highlights

Year ended March 31,	2015E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	.40
Total from investment operations	.49
Distributions from net investment income	(.16)
Distributions from net realized gain	- G
Total distributions	(.16)
Net asset value, end of period	$ 10.33
Total ReturnB, C	4.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.15%A
Expenses net of fee waivers, if any	.09%A
Expenses net of all reductions	.09%A
Net investment income (loss)	1.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,660
Portfolio turnover rate H	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 5, 2014 (commencement of operations) to March 31, 2015.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

In April 2015, the Board of Trustees approved the creation of an additional class of shares. The Funds' will commence sale of shares of Class W in June 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For Fidelity Freedom Index 2025, these differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Index Income Fund	$ 230,058,461	$ 16,723,942	$ (2,507,491)	$ 14,216,451
Fidelity Freedom Index 2005 Fund	67,249,193	7,886,691	(615,495)	7,271,196
Fidelity Freedom Index 2010 Fund	417,112,032	66,919,799	(3,140,553)	63,779,246
Fidelity Freedom Index 2015 Fund	780,009,681	137,070,303	(6,229,918)	130,840,385
Fidelity Freedom Index 2020 Fund	2,131,121,154	344,073,956	(16,977,368)	327,096,588
Fidelity Freedom Index 2025 Fund	1,462,190,232	273,496,851	(11,632,628)	261,864,223
Fidelity Freedom Index 2030 Fund	1,864,468,451	375,953,345	(15,606,785)	360,346,560
Fidelity Freedom Index 2035 Fund	1,054,242,393	237,387,817	(9,461,445)	227,926,372
Fidelity Freedom Index 2040 Fund	1,239,663,242	282,333,207	(10,605,618)	271,727,589
Fidelity Freedom Index 2045 Fund	621,958,247	134,227,069	(5,809,557)	128,417,512
Fidelity Freedom Index 2050 Fund	616,559,248	118,824,369	(5,700,710)	113,123,659
Fidelity Freedom Index 2055 Fund	167,430,853	17,508,694	(1,811,298)	15,697,396
Fidelity Freedom Index 2060 Fund	3,611,705	65,113	(16,541)	48,572

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 122,646	$ -	$ (23,174)	$ 14,216,451
Fidelity Freedom Index 2005 Fund	148,792	-	(73,316)	7,271,196
Fidelity Freedom Index 2010 Fund	931,170	-	(1,433,255)	63,779,246
Fidelity Freedom Index 2015 Fund	1,583,722	-	(6,176,252)	130,840,385
Fidelity Freedom Index 2020 Fund	3,823,128	-	(17,315,098)	327,096,588
Fidelity Freedom Index 2025 Fund	1,398,869	-	(14,627,972)	261,864,223
Fidelity Freedom Index 2030 Fund	1,555,527	-	(22,630,397)	360,346,560
Fidelity Freedom Index 2035 Fund	396,687	-	(13,956,940)	227,926,372
Fidelity Freedom Index 2040 Fund	468,349	-	(15,047,474)	271,727,589
Fidelity Freedom Index 2045 Fund	235,436	-	(7,023,819)	128,417,512
Fidelity Freedom Index 2050 Fund	245,903	-	(5,744,696)	113,123,659
Fidelity Freedom Index 2055 Fund	54,607	-	(551,576)	15,697,396
Fidelity Freedom Index 2060 Fund	929	18	-	48,572

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward

Fidelity Freedom Index Income Fund	$ -	$ (23,174)	$ (23,174)
Fidelity Freedom Index 2005 Fund	-	(73,316)	(73,316)
Fidelity Freedom Index 2010 Fund	-	(1,433,255)	(1,433,255)
Fidelity Freedom Index 2015 Fund	(335,614)	(5,840,639)	(6,176,253)
Fidelity Freedom Index 2020 Fund	(685,896)	(16,629,202)	(17,315,098)
Fidelity Freedom Index 2025 Fund	(1,482,489)	(13,145,483)	(14,627,972)
Fidelity Freedom Index 2030 Fund	(4,058,117)	(18,572,280)	(22,630,397)
Fidelity Freedom Index 2035 Fund	(2,460,544)	(11,496,396)	(13,956,940)
Fidelity Freedom Index 2040 Fund	(2,818,435)	(12,229,039)	(15,047,474)
Fidelity Freedom Index 2045 Fund	(1,800,183)	(5,223,636)	(7,023,819)
Fidelity Freedom Index 2050 Fund	(1,771,760)	(3,972,936)	(5,744,696)
Fidelity Freedom Index 2055 Fund	(258,224)	(293,352)	(551,576)

The tax character of distributions paid was as follows:

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 4,145,839	$ 86,065	$ 4,231,904
Fidelity Freedom Index 2005 Fund	2,113,673	-	2,113,673
Fidelity Freedom Index 2010 Fund	14,277,141	-	14,277,141
Fidelity Freedom Index 2015 Fund	29,747,123	-	29,747,123
Fidelity Freedom Index 2020 Fund	72,151,367	-	72,151,367
Fidelity Freedom Index 2025 Fund	52,649,382	-	52,649,382
Fidelity Freedom Index 2030 Fund	65,001,285	-	65,001,285
Fidelity Freedom Index 2035 Fund	38,042,670	-	38,042,670
Fidelity Freedom Index 2040 Fund	43,678,528	-	43,678,528
Fidelity Freedom Index 2045 Fund	21,758,720	-	21,758,720
Fidelity Freedom Index 2050 Fund	19,764,349	-	19,764,349
Fidelity Freedom Index 2055 Fund	2,770,049	-	2,770,049
Fidelity Freedom Index 2060 Fund	8,502	-	8,502
March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 1,665,442	$ 164,661	$ 1,830,103
Fidelity Freedom Index 2005 Fund	74,307	106,152	180,459
Fidelity Freedom Index 2010 Fund	535,474	1,011,451	1,546,925
Fidelity Freedom Index 2015 Fund	1,082,906	703,888	1,786,794
Fidelity Freedom Index 2020 Fund	2,428,786	1,156,564	3,585,350
Fidelity Freedom Index 2025 Fund	1,289,281	530,866	1,820,147
Fidelity Freedom Index 2030 Fund	1,707,894	474,415	2,182,309
Fidelity Freedom Index 2035 Fund	683,287	52,561	735,848
Fidelity Freedom Index 2040 Fund	750,634	-	750,634
Fidelity Freedom Index 2045 Fund	230,738	57,685	288,423
Fidelity Freedom Index 2050 Fund	177,603	50,743	228,346
Fidelity Freedom Index 2055 Fund	1,044,944	-	1,044,944
Fidelity Freedom Index 2060 Fund	-	-	-

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	57,524,046	42,584,423
Fidelity Freedom Index 2005 Fund	21,530,613	15,444,620
Fidelity Freedom Index 2010 Fund	140,345,131	105,842,879
Fidelity Freedom Index 2015 Fund	216,689,322	167,280,264
Fidelity Freedom Index 2020 Fund	698,790,421	340,827,491
Fidelity Freedom Index 2025 Fund	535,699,252	227,011,698
Fidelity Freedom Index 2030 Fund	657,148,570	229,621,980
Fidelity Freedom Index 2035 Fund	367,047,839	141,983,071
Fidelity Freedom Index 2040 Fund	429,020,040	162,787,086
Fidelity Freedom Index 2045 Fund	216,688,695	76,012,784
Fidelity Freedom Index 2050 Fund	236,459,239	58,253,398
Fidelity Freedom Index 2055 Fund	99,337,814	10,381,363
Fidelity Freedom Index 2060 Fund	3,887,843	276,180

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .15% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund	.16%	$ 152,659
Fidelity Freedom Index 2005 Fund	.16%	52,026
Fidelity Freedom Index 2010 Fund	.16%	330,143
Fidelity Freedom Index 2015 Fund	.16%	631,870
Fidelity Freedom Index 2020 Fund	.16%	1,537,688
Fidelity Freedom Index 2025 Fund	.16%	1,029,624

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index 2030 Fund	.16%	$ 1,374,153
Fidelity Freedom Index 2035 Fund	.16%	831,148
Fidelity Freedom Index 2040 Fund	.16%	972,985
Fidelity Freedom Index 2045 Fund	.16%	482,229
Fidelity Freedom Index 2050 Fund	.16%	442,054
Fidelity Freedom Index 2055 Fund	.16%	87,338
Fidelity Freedom Index 2060 Fund	.16%	451

6. Merger Information.

On July 25, 2014, the Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $60,344,330, including securities of $60,301,984 and unrealized appreciation of $4,386,725, were combined with the Fidelity Freedom Index Income Fund's net assets of $169,743,228 for total net assets after the acquisition of $230,087,558.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 3,421,788
Total net realized gain (loss)	433,004
Total change in net unrealized appreciation (depreciation)	5,073,666
Net increase (decrease) in net assets resulting from operations	$ 8,928,458

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Index Income Fund's accompanying Statement of Operations since July 25, 2014.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fidelity Series Global ex U.S. Index Fund	16%	13%	20%	12%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%
Spartan Total Market Index Fund	22%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, and Fidelity Freedom Index 2060 Fund, (the "Funds") including the schedules of investments, as of March 31, 2015, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund as of March 31, 2015, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Index Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Index Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Index Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Index Fund's performance. If the interests of a Fidelity Freedom Index Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Index Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-
present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index 2060 Fund	$18

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	24.29%
Fidelity Freedom Index 2005 Fund	18.65%
Fidelity Freedom Index 2010 Fund	16.13%
Fidelity Freedom Index 2015 Fund	13.65%
Fidelity Freedom Index 2020 Fund	12.06%
Fidelity Freedom Index 2025 Fund	9.69%
Fidelity Freedom Index 2030 Fund	5.55%
Fidelity Freedom Index 2035 Fund	3.26%
Fidelity Freedom Index 2040 Fund	3.32%
Fidelity Freedom Index 2045 Fund	3.24%
Fidelity Freedom Index 2050 Fund	3.27%
Fidelity Freedom Index 2055 Fund	3.16%
Fidelity Freedom Index 2060 Fund	4.88%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Index Income Fund
May 2014	4%
June 2014	19%
July 2014	19%
August 2014	19%
September 2014	19%
October 2014	19%
November 2014	19%
December 2014	19%
February 2015	0%
March 2015	0%

Fidelity Freedom Index 2005 Fund
May 2014	16%
December 2014	27%

Fidelity Freedom Index 2010 Fund
May 2014	25%
December 2014	31%

Fidelity Freedom Index 2015 Fund
May 2014	28%
December 2014	34%

Fidelity Freedom Index 2020 Fund
May 2014	31%
December 2014	36%

Fidelity Freedom Index 2025 Fund
May 2014	37%
December 2014	38%

Fidelity Freedom Index 2030 Fund
May 2014	44%
December 2014	45%

Fidelity Freedom Index 2035 Fund
May 2014	49%
December 2014	48%

Fidelity Freedom Index 2040 Fund
May 2014	50%
December 2014	48%

Fidelity Freedom Index 2045 Fund
May 2014	52%
December 2014	48%

Fidelity Freedom Index 2050 Fund
May 2014	52%
December 2014	48%

Fidelity Freedom Index 2055 Fund
May 2014	12%
December 2014	47%

Fidelity Freedom Index 2060 Fund
December 2014	49%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Index Income Fund
May 2014	7%
June 2014	33%
July 2014	33%
August 2014	33%
September 2014	33%
October 2014	33%
November 2014	33%
December 2014	33%
February 2015	0%
March 2015	0%

Fidelity Freedom Index 2005 Fund
May 2014	33%
December 2014	45%

Fidelity Freedom Index 2010 Fund
May 2014	37%
December 2014	52%

Fidelity Freedom Index 2015 Fund
May 2014	41%
December 2014	57%

Fidelity Freedom Index 2020 Fund
May 2014	46%
December 2014	61%

Fidelity Freedom Index 2025 Fund
May 2014	55%
December 2014	64%

Fidelity Freedom Index 2030 Fund
May 2014	64%
December 2014	77%
Fidelity Freedom Index 2035 Fund
May 2014	72%
December 2014	81%

Fidelity Freedom Index 2040 Fund
May 2014	73%
December 2014	81%

Fidelity Freedom Index 2045 Fund
May 2014	75%
December 2014	81%

Fidelity Freedom Index 2050 Fund
May 2014	76%
December 2014	81%

Fidelity Freedom Index 2055 Fund
May 2014	95%
December 2014	81%

Fidelity Freedom Index 2060 Fund
December 2014	85%

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund	4.31%	4.76%	4.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2005 Fund	5.26%	6.18%	4.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund	5.91%	7.30%	5.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2015 Fund	6.42%	7.59%	5.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund	6.71%	8.05%	5.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2025 Fund	7.23%	8.88%	6.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund	7.76%	9.19%	6.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2035 Fund	7.90%	9.62%	6.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2040 Fund	7.86%	9.68%	6.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2045 Fund	7.93%	9.79%	5.40%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2050 Fund	7.91%	9.78%	5.18%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Fidelity Freedom 2055 Fund	7.98%	8.91%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom 2060 Fund's cumulative total return and show you what would have happened if Fidelity Freedom 2060 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2060 Fund on August 5, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclays® U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the 12 months ending March 31, 2015, each Freedom® Fund posted a positive absolute return that was consistent with its investment goal. [Note: Freedom® 2060 Fund has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] Longer-dated Funds delivered higher returns, as we would expect given their greater exposure to underlying equities, which rose overall this period. On a relative basis, each Fund performed roughly in line with or modestly lagged its respective Composite indexes. (For specific Fund results, please refer to the performance section of this report.) Aggregate allocation decisions detracted from the Funds' relative results for the full year; however, underlying manager decisions proved additive overall. Security selection in the U.S. equity asset class helped most; positioning in non-U.S. equities also contributed. Conversely, allocations to asset classes such as high-yield debt and commodities hurt. Among the Funds' U.S. equity investments, favorable picks in health care and information technology aided overall results. Outside the U.S., decisions within the energy sector helped; among countries, U.K. stock picks contributed notably. Lastly, active asset allocation was implemented effective August 1, 2014; this allows portfolio managers to make incremental shifts - within predefined risk parameters - to Fund allocations relative to the strategic glide path.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,028.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,034.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,038.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,042.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,044.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,047.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,050.80	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,052.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,051.70	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,051.70	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,052.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,052.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2060	0.0%
Actual		$ 1,000.00	$ 1,051.70	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.6	0.6
Fidelity Series 1000 Value Index Fund	0.4	0.4
Fidelity Series All-Sector Equity Fund	2.0	2.0
Fidelity Series Blue Chip Growth Fund	1.6	1.7
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	2.7	2.7
Fidelity Series Growth & Income Fund	2.0	2.0
Fidelity Series Growth Company Fund	2.4	2.1
Fidelity Series Intrinsic Opportunities Fund	1.4	1.3
Fidelity Series Opportunistic Insights Fund	1.3	1.3
Fidelity Series Real Estate Equity Fund	0.3	0.2
Fidelity Series Small Cap Discovery Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
Fidelity Series Stock Selector Large Cap Value Fund	1.8	1.7
	18.8	18.3
International Equity Funds
Fidelity Series Emerging Markets Fund	2.7	1.7
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	2.4
	7.1	6.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	3.7
Fidelity Series Inflation-Protected Bond Index Fund	3.5	3.0
Fidelity Series Investment Grade Bond Fund	41.5	39.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	50.0	47.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.7	15.3
Fidelity Series Short-Term Credit Fund	10.4	0.0
Fidelity Short-Term Bond Fund	0.0	12.4
	24.1	27.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.8%
International Equity Funds	7.1%
Bond Funds	50.0%
Short-Term Funds	24.1%

Six months ago
Domestic Equity Funds**	18.3%
International Equity Funds	6.5%
Bond Funds	47.5%
Short-Term Funds	27.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 18.8%
	Shares	Value
Fidelity Series 100 Index Fund (c)	1,175,348	$ 15,620,377
Fidelity Series 1000 Value Index Fund (c)	790,464	8,853,201
Fidelity Series All-Sector Equity Fund (c)	3,585,241	50,767,019
Fidelity Series Blue Chip Growth Fund (c)	3,075,942	39,279,781
Fidelity Series Commodity Strategy Fund (a)(c)	3,301,820	20,207,136
Fidelity Series Equity-Income Fund (c)	5,274,797	66,567,935
Fidelity Series Growth & Income Fund (c)	3,736,446	50,666,205
Fidelity Series Growth Company Fund (c)	4,800,285	60,387,580
Fidelity Series Intrinsic Opportunities Fund (c)	2,254,341	34,063,092
Fidelity Series Opportunistic Insights Fund (c)	2,137,996	32,989,272
Fidelity Series Real Estate Equity Fund (c)	407,963	6,123,519
Fidelity Series Small Cap Discovery Fund (c)	795,129	8,977,011
Fidelity Series Small Cap Opportunities Fund (c)	1,974,482	27,030,652
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,418,294	44,403,641
TOTAL DOMESTIC EQUITY FUNDS (Cost $375,549,286)		465,936,421
International Equity Funds - 7.1%

Fidelity Series Emerging Markets Fund (c)	3,986,872	67,776,831
Fidelity Series International Growth Fund (c)	3,415,343	49,146,790
Fidelity Series International Small Cap Fund (c)	712,171	11,302,150
Fidelity Series International Value Fund (c)	4,819,714	48,823,702
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $149,760,644)		177,049,473
Bond Funds - 50.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,577,239	$ 15,314,992
Fidelity Series Floating Rate High Income Fund (c)	1,258,705	12,347,894
Fidelity Series High Income Fund (c)	8,613,079	84,408,172
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,899,166	86,766,870
Fidelity Series Investment Grade Bond Fund (c)	89,023,266	1,029,999,184
Fidelity Series Real Estate Income Fund (c)	1,072,222	12,126,833
TOTAL BOND FUNDS (Cost $1,176,030,659)		1,240,963,945
Short-Term Funds - 24.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	340,763,561	340,763,561
Fidelity Series Short-Term Credit Fund (c)	25,872,163	258,980,352
TOTAL SHORT-TERM FUNDS (Cost $599,485,192)		599,743,913
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,300,825,781)	2,483,693,752
NET OTHER ASSETS (LIABILITIES) - 0.0%	154,431
NET ASSETS - 100%	$ 2,483,848,183
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 315,186,440	$ 10,591,804	$ 114,327,404	$ 339,711	$ 340,763,561
Fidelity Series 100 Index Fund	9,648,168	3,389,133	2,566,291	316,567	15,620,377
Fidelity Series 1000 Value Index Fund	6,525,131	750,945	1,520,596	191,416	8,853,201
Fidelity Series All-Sector Equity Fund	39,680,671	10,144,566	15,657,189	490,265	50,767,019
Fidelity Series Blue Chip Growth Fund	31,024,803	10,280,602	22,044,296	90,975	39,279,781
Fidelity Series Commodity Strategy Fund	21,411,536	2,331,619	4,542,802	-	20,207,136
Fidelity Series Emerging Markets Debt Fund	11,516,148	2,555,982	3,181,365	881,540	15,314,992
Fidelity Series Emerging Markets Fund	29,873,873	30,877,324	4,936,477	423,376	67,776,831
Fidelity Series Equity-Income Fund	47,681,281	11,041,031	12,960,140	1,293,695	66,567,935
Fidelity Series Floating Rate High Income Fund	22,696,268	1,733,611	20,466,870	754,627	12,347,894
Fidelity Series Growth & Income Fund	36,754,479	6,670,311	10,241,479	773,540	50,666,205
Fidelity Series Growth Company Fund	38,619,812	1,648,725	5,425,541	116,045	60,387,580
Fidelity Series High Income Fund	97,635,763	9,689,194	52,391,879	5,208,500	84,408,172
Fidelity Series Inflation-Protected Bond Index Fund	55,561,616	21,038,020	11,588,676	101,912	86,766,870
Fidelity Series International Growth Fund	48,317,595	4,195,206	24,092,048	683,322	49,146,790
Fidelity Series International Small Cap Fund	11,575,332	585,087	5,106,526	104,781	11,302,150
Fidelity Series International Value Fund	48,545,522	5,133,896	19,467,624	2,227,507	48,823,702
Fidelity Series Intrinsic Opportunities Fund	23,022,608	5,486,635	6,653,096	480,150	34,063,092
Fidelity Series Investment Grade Bond Fund	692,091,325	151,310,162	128,417,213	23,204,208	1,029,999,184
Fidelity Series Opportunistic Insights Fund	22,767,504	6,418,362	8,747,076	-	32,989,272
Fidelity Series Real Estate Equity Fund	4,260,927	1,805,693	2,727,450	110,206	6,123,519
Fidelity Series Real Estate Income Fund	7,150,017	2,993,937	1,786,359	611,091	12,126,833
Fidelity Series Short-Term Credit Fund	-	258,867,310	145,811	-	258,980,352
Fidelity Series Small Cap Discovery Fund	5,839,177	2,299,266	2,544,068	15,225	8,977,011
Fidelity Series Small Cap Opportunities Fund	18,609,723	6,741,756	6,032,292	88,900	27,030,652
Fidelity Series Stock Selector Large Cap Value Fund	31,134,984	8,298,151	9,911,194	628,615	44,403,641
Fidelity Short-Term Bond Fund	258,079,795	23,873,616	388,793,380	2,512,969	-
Total	$ 1,935,210,498	$ 600,751,944	$ 886,275,142	$ 41,649,143	$ 2,483,693,752
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $2,300,825,781) - See accompanying schedule		$ 2,483,693,752
Cash		14
Receivable for investments sold		4,995,941
Receivable for fund shares sold		1,286,503
Dividends receivable		193,024
Total assets		2,490,169,234

Liabilities
Payable for investments purchased	$ 3,607,359
Payable for fund shares redeemed	2,713,692
Total liabilities		6,321,051

Net Assets		$ 2,483,848,183
Net Assets consist of:
Paid in capital		$ 2,277,416,692
Undistributed net investment income		3,358,995
Accumulated undistributed net realized gain (loss) on investments		20,204,525
Net unrealized appreciation (depreciation) on investments		182,867,971
Net Assets, for 211,437,079 shares outstanding		$ 2,483,848,183
Net Asset Value, offering price and redemption price per share ($2,483,848,183 ÷ 211,437,079 shares)		$ 11.75

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 41,649,143

Expenses
Independent trustees' compensation	$ 10,206
Total expenses before reductions	10,206
Expense reductions	(10,206)	-
Net investment income (loss)		41,649,143
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,075,468
Capital gain distributions from underlying funds	27,249,331
Total net realized gain (loss)		38,324,799
Change in net unrealized appreciation (depreciation) on underlying funds		12,186,519
Net gain (loss)		50,511,318
Net increase (decrease) in net assets resulting from operations		$ 92,160,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,649,143	$ 28,103,737
Net realized gain (loss)	38,324,799	82,420,127
Change in net unrealized appreciation (depreciation)	12,186,519	(32,326,241)
Net increase (decrease) in net assets resulting from operations	92,160,461	78,197,623
Distributions to shareholders from net investment income	(41,088,085)	(27,364,452)
Distributions to shareholders from net realized gain	(68,781,810)	(61,063,652)
Total distributions	(109,869,895)	(88,428,104)
Share transactions Proceeds from sales of shares	417,211,028	449,219,245
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom 2000 Fund (note 6)	811,551,284	-
Reinvestment of distributions	108,253,529	87,164,850
Cost of shares redeemed	(770,668,399)	(782,609,209)
Net increase (decrease) in net assets resulting from share transactions	566,347,442	(246,225,114)
Total increase (decrease) in net assets	548,638,008	(256,455,595)

Net Assets
Beginning of period	1,935,210,175	2,191,665,770
End of period (including undistributed net investment income of $3,358,995 and undistributed net investment income of $2,797,937, respectively)	$ 2,483,848,183	$ 1,935,210,175
Other Information Shares
Sold	35,672,865	38,107,770
Issued in exchange for the shares of Fidelity Freedom 2000 Fund (note 6)	69,244,991	-
Issued in reinvestment of distributions	9,327,503	7,406,503
Redeemed	(65,948,473)	(66,443,845)
Net increase (decrease)	48,296,886	(20,929,572)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.91	$ 11.60	$ 11.48	$ 10.96
Income from Investment Operations
Net investment income (loss) B	.21	.16	.15	.18	.19
Net realized and unrealized gain (loss)	.28	.30	.40	.21	.60
Total from investment operations	.49	.46	.55	.39	.79
Distributions from net investment income	(.20)	(.16)	(.16)	(.19)	(.20)
Distributions from net realized gain	(.40)	(.35)	(.08)	(.08)	(.07)
Total distributions	(.60)	(.51)	(.24)	(.27)	(.27)
Net asset value, end of period	$ 11.75	$ 11.86	$ 11.91	$ 11.60	$ 11.48
Total ReturnA	4.31%	3.95%	4.79%	3.47%	7.33%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.77%	1.37%	1.32%	1.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,483,848	$ 1,935,210	$ 2,191,666	$ 2,383,705	$ 2,859,662
Portfolio turnover rate C	26%F	31%	14%	20%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.0	1.0
Fidelity Series 1000 Value Index Fund	0.5	0.6
Fidelity Series All-Sector Equity Fund	3.2	3.4
Fidelity Series Blue Chip Growth Fund	2.5	2.9
Fidelity Series Commodity Strategy Fund	0.8	0.9
Fidelity Series Equity-Income Fund	4.2	4.3
Fidelity Series Growth & Income Fund	3.2	3.3
Fidelity Series Growth Company Fund	3.8	3.5
Fidelity Series Intrinsic Opportunities Fund	2.1	2.1
Fidelity Series Opportunistic Insights Fund	2.1	2.1
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Discovery Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.6
Fidelity Series Stock Selector Large Cap Value Fund	2.8	2.9
	28.8	29.5
International Equity Funds
Fidelity Series Emerging Markets Fund	4.0	2.9
Fidelity Series International Growth Fund	3.5	3.5
Fidelity Series International Small Cap Fund	0.8	0.8
Fidelity Series International Value Fund	3.5	3.9
	11.8	11.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.5	4.3
Fidelity Series Inflation-Protected Bond Index Fund	3.0	2.2
Fidelity Series Investment Grade Bond Fund	36.5	33.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	44.6	41.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	9.7
Fidelity Series Short-Term Credit Fund	6.4	0.0
Fidelity Short-Term Bond Fund	0.0	8.0
	14.8	17.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.8%
International Equity Funds	11.8%
Bond Funds	44.6%
Short-Term Funds	14.8%

Six months ago
Domestic Equity Funds**	29.5%
International Equity Funds	11.1%
Bond Funds	41.7%
Short-Term Funds	17.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Series 100 Index Fund (c)	472,233	$ 6,275,981
Fidelity Series 1000 Value Index Fund (c)	319,118	3,574,116
Fidelity Series All-Sector Equity Fund (c)	1,447,418	20,495,442
Fidelity Series Blue Chip Growth Fund (c)	1,241,538	15,854,437
Fidelity Series Commodity Strategy Fund (a)(c)	825,963	5,054,896
Fidelity Series Equity-Income Fund (c)	2,126,124	26,831,691
Fidelity Series Growth & Income Fund (c)	1,508,473	20,454,897
Fidelity Series Growth Company Fund (c)	1,915,899	24,102,011
Fidelity Series Intrinsic Opportunities Fund (c)	904,441	13,666,097
Fidelity Series Opportunistic Insights Fund (c)	862,569	13,309,437
Fidelity Series Real Estate Equity Fund (c)	162,029	2,432,048
Fidelity Series Small Cap Discovery Fund (c)	320,651	3,620,151
Fidelity Series Small Cap Opportunities Fund (c)	792,162	10,844,701
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,379,402	17,918,432
TOTAL DOMESTIC EQUITY FUNDS (Cost $160,744,034)		184,434,337
International Equity Funds - 11.8%

Fidelity Series Emerging Markets Fund (c)	1,486,638	25,272,843
Fidelity Series International Growth Fund (c)	1,571,012	22,606,868
Fidelity Series International Small Cap Fund (c)	324,499	5,149,802
Fidelity Series International Value Fund (c)	2,193,866	22,223,858
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,274,657)		75,253,371
Bond Funds - 44.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	422,175	$ 4,099,321
Fidelity Series Floating Rate High Income Fund (c)	323,181	3,170,407
Fidelity Series High Income Fund (c)	2,256,902	22,117,636
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,991,895	19,420,974
Fidelity Series Investment Grade Bond Fund (c)	20,176,379	233,440,707
Fidelity Series Real Estate Income Fund (c)	273,791	3,096,582
TOTAL BOND FUNDS (Cost $286,030,593)		285,345,627
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	53,736,658	53,736,658
Fidelity Series Short-Term Credit Fund (c)	4,088,513	40,926,018
TOTAL SHORT-TERM FUNDS (Cost $94,621,849)		94,662,676
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $612,671,133)	639,696,011
NET OTHER ASSETS (LIABILITIES) - 0.0%	26,834
NET ASSETS - 100%	$ 639,722,845
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 71,382,952	$ 2,675,924	$ 20,322,217	$ 59,248	$ 53,736,658
Fidelity Series 100 Index Fund	5,694,585	1,146,414	1,085,082	129,507	6,275,981
Fidelity Series 1000 Value Index Fund	3,839,487	333,991	785,041	77,695	3,574,116
Fidelity Series All-Sector Equity Fund	21,652,381	3,876,991	5,217,398	192,677	20,495,442
Fidelity Series Blue Chip Growth Fund	18,369,503	3,168,122	8,776,809	36,599	15,854,437
Fidelity Series Commodity Strategy Fund	7,480,697	599,735	1,039,083	-	5,054,896
Fidelity Series Emerging Markets Debt Fund	4,214,020	606,590	510,353	243,321	4,099,321
Fidelity Series Emerging Markets Fund	16,344,100	11,202,825	1,931,098	161,410	25,272,843
Fidelity Series Equity-Income Fund	27,479,103	4,373,652	5,338,952	601,092	26,831,691
Fidelity Series Floating Rate High Income Fund	7,700,080	550,370	4,858,132	214,999	3,170,407
Fidelity Series Growth & Income Fund	21,730,756	2,269,504	4,539,422	367,025	20,454,897
Fidelity Series Growth Company Fund	22,151,810	824,047	2,448,124	45,902	24,102,011
Fidelity Series High Income Fund	36,278,424	3,289,755	15,272,409	1,587,733	22,117,636
Fidelity Series Inflation-Protected Bond Index Fund	14,652,336	7,400,129	2,382,079	23,065	19,420,974
Fidelity Series International Growth Fund	28,419,831	1,826,951	8,039,138	306,280	22,606,868
Fidelity Series International Small Cap Fund	6,403,800	313,967	1,430,961	47,129	5,149,802
Fidelity Series International Value Fund	28,812,022	2,512,569	6,869,139	950,568	22,223,858
Fidelity Series Intrinsic Opportunities Fund	14,140,423	1,331,036	2,986,702	194,507	13,666,097
Fidelity Series Investment Grade Bond Fund	200,878,253	50,616,846	23,896,111	5,491,205	233,440,707
Fidelity Series Opportunistic Insights Fund	13,502,942	2,074,258	3,649,636	-	13,309,437
Fidelity Series Real Estate Equity Fund	2,845,214	445,498	1,274,337	46,276	2,432,048
Fidelity Series Real Estate Income Fund	3,088,323	398,168	401,558	163,360	3,096,582
Fidelity Series Short-Term Credit Fund	-	40,885,487	295	-	40,926,018
Fidelity Series Small Cap Discovery Fund	3,617,455	779,539	1,140,007	6,934	3,620,151
Fidelity Series Small Cap Opportunities Fund	11,031,125	2,194,937	2,511,686	35,806	10,844,701
Fidelity Series Stock Selector Large Cap Value Fund	18,893,896	2,472,400	4,201,618	246,952	17,918,432
Fidelity Short-Term Bond Fund	58,383,026	4,055,666	62,541,776	450,306	-
Total	$ 668,986,544	$ 152,225,371	$ 193,449,163	$ 11,679,596	$ 639,696,011
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $612,671,133) - See accompanying schedule		$ 639,696,011
Receivable for investments sold		877,464
Receivable for fund shares sold		1,721,984
Dividends receivable		30,461
Total assets		642,325,920

Liabilities
Payable for investments purchased	$ 1,752,191
Payable for fund shares redeemed	850,884
Total liabilities		2,603,075

Net Assets		$ 639,722,845
Net Assets consist of:
Paid in capital		$ 605,859,945
Undistributed net investment income		1,901,792
Accumulated undistributed net realized gain (loss) on investments		4,936,230
Net unrealized appreciation (depreciation) on investments		27,024,878
Net Assets, for 52,264,763 shares outstanding		$ 639,722,845
Net Asset Value, offering price and redemption price per share ($639,722,845 ÷ 52,264,763 shares)		$ 12.24

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 11,679,596

Expenses
Independent trustees' compensation	$ 2,836
Total expenses before reductions	2,836
Expense reductions	(2,836)	-
Net investment income (loss)		11,679,596
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,142,889
Capital gain distributions from underlying funds	10,128,102
Total net realized gain (loss)		14,270,991
Change in net unrealized appreciation (depreciation) on underlying funds		7,790,686
Net gain (loss)		22,061,677
Net increase (decrease) in net assets resulting from operations		$ 33,741,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,679,596	$ 9,408,832
Net realized gain (loss)	14,270,991	30,476,006
Change in net unrealized appreciation (depreciation)	7,790,686	2,143,507
Net increase (decrease) in net assets resulting from operations	33,741,273	42,028,345
Distributions to shareholders from net investment income	(11,888,764)	(8,744,650)
Distributions to shareholders from net realized gain	(8,829,757)	(5,826,392)
Total distributions	(20,718,521)	(14,571,042)
Share transactions Proceeds from sales of shares	116,890,373	158,367,969
Reinvestment of distributions	20,575,995	14,471,314
Cost of shares redeemed	(179,752,812)	(235,493,332)
Net increase (decrease) in net assets resulting from share transactions	(42,286,444)	(62,654,049)
Total increase (decrease) in net assets	(29,263,692)	(35,196,746)

Net Assets
Beginning of period	668,986,537	704,183,283
End of period (including undistributed net investment income of $1,901,792 and undistributed net investment income of $2,110,959, respectively)	$ 639,722,845	$ 668,986,537
Other Information Shares
Sold	9,595,185	13,497,980
Issued in reinvestment of distributions	1,709,561	1,225,512
Redeemed	(14,764,112)	(20,077,345)
Net increase (decrease)	(3,459,366)	(5,353,853)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 11.53	$ 11.11	$ 11.13	$ 10.32
Income from Investment Operations
Net investment income (loss) B	.22	.16	.15	.17	.17
Net realized and unrealized gain (loss)	.40	.58	.51	.12	.91
Total from investment operations	.62	.74	.66	.29	1.08
Distributions from net investment income	(.23)	(.15)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.17)	(.10)	(.07)	(.13)	(.09)
Total distributions	(.39) H	(.26) G	(.24)	(.31)	(.27) F
Net asset value, end of period	$ 12.24	$ 12.01	$ 11.53	$ 11.11	$ 11.13
Total ReturnA	5.26%	6.43%	5.99%	2.76%	10.64%
Ratios to Average Net AssetsC, E
Expenses before reductionsD	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of fee waivers, if any	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of all reductions	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	1.79%	1.38%	1.38%	1.58%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,723	$ 668,987	$ 704,183	$ 797,849	$ 932,400
Portfolio turnover rateC	23%	44%	22%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	3.9	4.2
Fidelity Series Blue Chip Growth Fund	3.0	3.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	5.1	5.2
Fidelity Series Growth & Income Fund	3.9	4.0
Fidelity Series Growth Company Fund	4.6	4.2
Fidelity Series Intrinsic Opportunities Fund	2.6	2.6
Fidelity Series Opportunistic Insights Fund	2.5	2.6
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Discovery Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund	3.4	3.5
	35.0	35.8
International Equity Funds
Fidelity Series Emerging Markets Fund	4.8	3.6
Fidelity Series International Growth Fund	4.5	4.5
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.4	4.8
	14.7	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	2.4	1.7
Fidelity Series Investment Grade Bond Fund	33.5	30.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	40.9	38.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	6.6
Fidelity Series Short-Term Credit Fund	4.1	0.0
Fidelity Short-Term Bond Fund	0.0	5.5
	9.4	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.0%
International Equity Funds	14.7%
Bond Funds	40.9%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds**	35.8%
International Equity Funds	13.9%
Bond Funds	38.2%
Short-Term Funds	12.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,449,331	$ 59,131,612
Fidelity Series 1000 Value Index Fund (c)	2,996,839	33,564,594
Fidelity Series All-Sector Equity Fund (c)	13,636,113	193,087,366
Fidelity Series Blue Chip Growth Fund (c)	11,724,550	149,722,505
Fidelity Series Commodity Strategy Fund (a)(c)	6,349,388	38,858,253
Fidelity Series Equity-Income Fund (c)	20,006,352	252,480,161
Fidelity Series Growth & Income Fund (c)	14,205,854	192,631,386
Fidelity Series Growth Company Fund (c)	18,119,277	227,940,501
Fidelity Series Intrinsic Opportunities Fund (c)	8,523,959	128,797,023
Fidelity Series Opportunistic Insights Fund (c)	8,143,222	125,649,909
Fidelity Series Real Estate Equity Fund (c)	1,540,910	23,129,058
Fidelity Series Small Cap Discovery Fund (c)	3,030,562	34,215,045
Fidelity Series Small Cap Opportunities Fund (c)	7,465,550	102,203,374
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,022,196	169,158,331
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,428,697,146)		1,730,569,118
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund (c)	13,758,613	233,896,417
Fidelity Series International Growth Fund (c)	15,382,189	221,349,699
Fidelity Series International Small Cap Fund (c)	3,177,572	50,428,068
Fidelity Series International Value Fund (c)	21,480,494	217,597,409
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $656,388,462)		723,271,593
Bond Funds - 40.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,262,716	$ 31,680,969
Fidelity Series Floating Rate High Income Fund (c)	2,494,327	24,469,351
Fidelity Series High Income Fund (c)	17,221,525	168,770,946
Fidelity Series Inflation-Protected Bond Index Fund (c)	12,190,844	118,860,726
Fidelity Series Investment Grade Bond Fund (c)	142,844,346	1,652,709,077
Fidelity Series Real Estate Income Fund (c)	2,123,198	24,013,368
TOTAL BOND FUNDS (Cost $2,019,847,536)		2,020,504,437
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	263,421,239	263,421,239
Fidelity Series Short-Term Credit Fund (c)	20,250,625	202,708,753
TOTAL SHORT-TERM FUNDS (Cost $465,927,486)		466,129,992
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,570,860,630)	4,940,475,140
NET OTHER ASSETS (LIABILITIES) - 0.0%	115,016
NET ASSETS - 100%	$ 4,940,590,156
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 418,224,875	$ 941,864	$ 155,745,499	$ 319,125	$ 263,421,239
Fidelity Series 100 Index Fund	56,501,356	7,593,729	9,974,221	1,219,777	59,131,612
Fidelity Series 1000 Value Index Fund	38,096,578	1,593,315	7,946,119	744,263	33,564,594
Fidelity Series All-Sector Equity Fund	232,484,736	24,041,086	66,149,516	1,828,135	193,087,366
Fidelity Series Blue Chip Growth Fund	178,547,607	23,514,013	82,255,594	353,954	149,722,505
Fidelity Series Commodity Strategy Fund	61,359,478	2,442,202	9,391,596	-	38,858,253
Fidelity Series Emerging Markets Debt Fund	33,936,822	4,594,934	5,174,371	1,948,723	31,680,969
Fidelity Series Emerging Markets Fund	163,736,237	92,283,372	18,944,390	1,597,664	233,896,417
Fidelity Series Equity-Income Fund	277,416,481	22,264,520	50,857,883	5,890,782	252,480,161
Fidelity Series Floating Rate High Income Fund	60,450,661	3,780,202	38,019,188	1,668,079	24,469,351
Fidelity Series Growth & Income Fund	210,558,853	12,685,877	40,083,729	3,536,693	192,631,386
Fidelity Series Growth Company Fund	222,959,428	2,969,807	32,522,779	439,301	227,940,501
Fidelity Series High Income Fund	304,930,425	20,946,152	139,446,436	12,988,006	168,770,946
Fidelity Series Inflation-Protected Bond Index Fund	96,672,358	43,797,314	20,236,842	145,769	118,860,726
Fidelity Series International Growth Fund	280,773,999	9,250,080	72,510,215	3,027,251	221,349,699
Fidelity Series International Small Cap Fund	65,102,967	1,259,593	14,574,023	466,777	50,428,068
Fidelity Series International Value Fund	284,162,212	16,771,554	61,599,248	9,363,366	217,597,409
Fidelity Series Intrinsic Opportunities Fund	135,140,799	8,457,029	25,967,817	1,874,182	128,797,023
Fidelity Series Investment Grade Bond Fund	1,443,968,946	361,594,103	194,595,822	38,980,805	1,652,709,077
Fidelity Series Opportunistic Insights Fund	134,604,533	9,920,817	32,217,099	-	125,649,909
Fidelity Series Real Estate Equity Fund	26,666,981	2,152,509	9,679,340	455,030	23,129,058
Fidelity Series Real Estate Income Fund	26,083,652	2,310,797	4,490,219	1,300,118	24,013,368
Fidelity Series Short-Term Credit Fund	-	202,617,179	111,032	-	202,708,753
Fidelity Series Small Cap Discovery Fund	33,947,819	3,768,280	6,813,652	65,078	34,215,045
Fidelity Series Small Cap Opportunities Fund	109,302,533	14,880,516	22,939,383	340,734	102,203,374
Fidelity Series Stock Selector Large Cap Value Fund	182,321,741	19,069,315	39,598,738	2,346,956	169,158,331
Fidelity Short-Term Bond Fund	341,984,979	12,434,385	354,987,088	2,464,340	-
Total	$ 5,419,937,056	$ 927,934,544	$ 1,516,831,839	$ 93,364,908	$ 4,940,475,140
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $4,570,860,630) - See accompanying schedule		$ 4,940,475,140
Receivable for investments sold		9,614,765
Receivable for fund shares sold		3,094,953
Other receivables		60,662
Dividends receivable		151,076
Total assets		4,953,396,596

Liabilities
Payable for investments purchased	$ 6,667,419
Payable for fund shares redeemed	6,078,359
Other payables and accrued expenses	60,662
Total liabilities		12,806,440

Net Assets		$ 4,940,590,156
Net Assets consist of:
Paid in capital		$ 4,487,676,501
Undistributed net investment income		13,928,125
Accumulated undistributed net realized gain (loss) on investments		69,371,020
Net unrealized appreciation (depreciation) on investments		369,614,510
Net Assets, for 313,787,741 shares outstanding		$ 4,940,590,156
Net Asset Value, offering price and redemption price per share ($4,940,590,156 ÷ 313,787,741 shares)		$ 15.75

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 93,364,908

Expenses
Independent trustees' compensation	$ 22,558
Total expenses before reductions	22,558
Expense reductions	(22,558)	-
Net investment income (loss)		93,364,908
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,200,053
Capital gain distributions from underlying funds	93,363,094
Total net realized gain (loss)		121,563,147
Change in net unrealized appreciation (depreciation) on underlying funds		81,235,546
Net gain (loss)		202,798,693
Net increase (decrease) in net assets resulting from operations		$ 296,163,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,364,908	$ 80,709,645
Net realized gain (loss)	121,563,147	306,363,482
Change in net unrealized appreciation (depreciation)	81,235,546	60,205,897
Net increase (decrease) in net assets resulting from operations	296,163,601	447,279,024
Distributions to shareholders from net investment income	(95,294,381)	(76,879,519)
Distributions to shareholders from net realized gain	(121,157,748)	(57,935,343)
Total distributions	(216,452,129)	(134,814,862)
Share transactions Proceeds from sales of shares	643,396,098	894,227,928
Reinvestment of distributions	214,226,048	133,669,782
Cost of shares redeemed	(1,416,664,920)	(1,799,731,983)
Net increase (decrease) in net assets resulting from share transactions	(559,042,774)	(771,834,273)
Total increase (decrease) in net assets	(479,331,302)	(459,370,111)

Net Assets
Beginning of period	5,419,921,458	5,879,291,569
End of period (including undistributed net investment income of $13,928,125 and undistributed net investment income of $15,857,598, respectively)	$ 4,940,590,156	$ 5,419,921,458
Other Information Shares
Sold	41,281,295	59,360,372
Issued in reinvestment of distributions	13,915,072	8,772,832
Redeemed	(90,929,728)	(119,469,549)
Net increase (decrease)	(35,733,361)	(51,336,345)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 14.67	$ 13.99	$ 14.05	$ 12.89
Income from Investment Operations
Net investment income (loss) B	.28	.22	.22	.23	.22
Net realized and unrealized gain (loss)	.62	.99	.80	.17	1.31
Total from investment operations	.90	1.21	1.02	.40	1.53
Distributions from net investment income	(.29)	(.21)	(.24)	(.26)	(.25)
Distributions from net realized gain	(.36)	(.16)	(.10)	(.20)	(.12)
Total distributions	(.66) F	(.37)	(.34)	(.46)	(.37)
Net asset value, end of period	$ 15.75	$ 15.51	$ 14.67	$ 13.99	$ 14.05
Total ReturnA	5.91%	8.31%	7.43%	3.01%	12.02%
Ratios to Average Net AssetsC, E
Expenses before reductionsD	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of fee waivers, if any	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of all reductions	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	1.81%	1.43%	1.54%	1.67%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,940,590	$ 5,419,921	$ 5,879,292	$ 7,060,086	$ 9,701,251
Portfolio turnover rateC	18%	35%	19%	18%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.4	1.3
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.5	4.7
Fidelity Series Blue Chip Growth Fund	3.6	4.1
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	6.0	6.0
Fidelity Series Growth & Income Fund	4.5	4.6
Fidelity Series Growth Company Fund	5.3	4.9
Fidelity Series Intrinsic Opportunities Fund	3.0	3.0
Fidelity Series Opportunistic Insights Fund	3.0	3.1
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Discovery Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	2.4	2.3
Fidelity Series Stock Selector Large Cap Value Fund	4.0	4.1
	40.6	41.1
International Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.0
Fidelity Series International Growth Fund	5.3	5.3
Fidelity Series International Small Cap Fund	1.2	1.2
Fidelity Series International Value Fund	5.2	5.6
	17.0	16.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.3
Fidelity Series Inflation-Protected Bond Index Fund	1.6	1.4
Fidelity Series Investment Grade Bond Fund	30.8	27.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	37.4	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.8	4.2
Fidelity Series Short-Term Credit Fund	2.2	0.0
Fidelity Short-Term Bond Fund	0.0	3.5
	5.0	7.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.6%
International Equity Funds	17.0%
Bond Funds	37.4%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds**	41.1%
International Equity Funds	16.1%
Bond Funds	35.1%
Short-Term Funds	7.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Series 100 Index Fund (c)	6,350,944	$ 84,404,041
Fidelity Series 1000 Value Index Fund (c)	4,257,558	47,684,655
Fidelity Series All-Sector Equity Fund (c)	19,485,856	275,919,719
Fidelity Series Blue Chip Growth Fund (c)	16,867,493	215,397,883
Fidelity Series Commodity Strategy Fund (a)(c)	7,729,067	47,301,893
Fidelity Series Equity-Income Fund (c)	28,582,487	360,710,990
Fidelity Series Growth & Income Fund (c)	20,276,972	274,955,734
Fidelity Series Growth Company Fund (c)	25,598,902	322,034,186
Fidelity Series Intrinsic Opportunities Fund (c)	12,165,218	183,816,439
Fidelity Series Opportunistic Insights Fund (c)	11,636,187	179,546,372
Fidelity Series Real Estate Equity Fund (c)	2,185,003	32,796,898
Fidelity Series Small Cap Discovery Fund (c)	4,324,840	48,827,445
Fidelity Series Small Cap Opportunities Fund (c)	10,656,391	145,885,993
Fidelity Series Stock Selector Large Cap Value Fund (c)	18,548,102	240,939,850
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,000,242,576)		2,460,222,098
International Equity Funds - 17.0%

Fidelity Series Emerging Markets Fund (c)	18,684,282	317,632,796
Fidelity Series International Growth Fund (c)	22,240,732	320,044,137
Fidelity Series International Small Cap Fund (c)	4,634,227	73,545,184
Fidelity Series International Value Fund (c)	31,326,218	317,334,587
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $906,341,749)		1,028,556,704
Bond Funds - 37.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,896,857	$ 37,838,482
Fidelity Series Floating Rate High Income Fund (c)	3,025,209	29,677,305
Fidelity Series High Income Fund (c)	20,840,110	204,233,074
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,968,126	97,189,232
Fidelity Series Investment Grade Bond Fund (c)	161,090,131	1,863,812,814
Fidelity Series Real Estate Income Fund (c)	2,588,653	29,277,662
TOTAL BOND FUNDS (Cost $2,220,546,732)		2,262,028,569
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	172,766,198	172,766,198
Fidelity Series Short-Term Credit Fund (c)	13,237,014	132,502,510
TOTAL SHORT-TERM FUNDS (Cost $305,136,338)		305,268,708
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,432,267,395)	6,056,076,079
NET OTHER ASSETS (LIABILITIES) - 0.0%	84,972
NET ASSETS - 100%	$ 6,056,161,051
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 343,323,111	$ 3,836,380	$ 174,393,293	$ 239,011	$ 172,766,198
Fidelity Series 100 Index Fund	74,144,497	17,042,619	13,668,507	1,746,116	84,404,041
Fidelity Series 1000 Value Index Fund	46,636,335	6,736,801	8,048,431	1,034,912	47,684,655
Fidelity Series All-Sector Equity Fund	304,480,675	37,001,391	68,467,772	2,549,289	275,919,719
Fidelity Series Blue Chip Growth Fund	245,927,345	27,055,406	98,793,761	489,258	215,397,883
Fidelity Series Commodity Strategy Fund	71,305,753	3,084,902	8,460,636	-	47,301,893
Fidelity Series Emerging Markets Debt Fund	38,684,092	6,445,570	5,265,469	2,282,261	37,838,482
Fidelity Series Emerging Markets Fund	221,111,054	122,701,851	22,171,542	2,147,019	317,632,796
Fidelity Series Equity-Income Fund	374,262,216	43,131,106	60,977,217	8,080,526	360,710,990
Fidelity Series Floating Rate High Income Fund	71,234,961	4,565,837	44,039,706	1,982,462	29,677,305
Fidelity Series Growth & Income Fund	287,336,651	22,459,842	47,730,334	4,861,198	274,955,734
Fidelity Series Growth Company Fund	310,869,608	2,513,713	38,395,889	608,577	322,034,186
Fidelity Series High Income Fund	368,959,968	28,737,944	172,138,229	15,690,465	204,233,074
Fidelity Series Inflation-Protected Bond Index Fund	86,994,900	23,455,219	12,152,850	126,965	97,189,232
Fidelity Series International Growth Fund	379,239,842	18,906,703	83,589,906	4,274,518	320,044,137
Fidelity Series International Small Cap Fund	91,329,509	2,813,281	18,814,813	659,196	73,545,184
Fidelity Series International Value Fund	383,398,185	28,171,110	63,631,675	13,382,132	317,334,587
Fidelity Series Intrinsic Opportunities Fund	182,385,954	18,302,777	32,300,989	2,599,102	183,816,439
Fidelity Series Investment Grade Bond Fund	1,524,098,569	469,888,639	175,703,804	42,343,955	1,863,812,814
Fidelity Series Opportunistic Insights Fund	185,117,642	15,660,871	39,585,199	-	179,546,372
Fidelity Series Real Estate Equity Fund	37,652,632	10,368,521	20,970,735	666,448	32,796,898
Fidelity Series Real Estate Income Fund	30,501,002	2,778,804	4,118,968	1,559,347	29,277,662
Fidelity Series Short-Term Credit Fund	-	132,519,453	149,455	-	132,502,510
Fidelity Series Small Cap Discovery Fund	46,909,221	4,618,582	7,069,740	88,657	48,827,445
Fidelity Series Small Cap Opportunities Fund	148,780,208	23,520,180	28,000,546	468,696	145,885,993
Fidelity Series Stock Selector Large Cap Value Fund	253,084,912	26,590,431	48,658,916	3,276,543	240,939,850
Fidelity Short-Term Bond Fund	280,721,154	9,707,367	290,817,287	1,886,611	-
Total	$ 6,388,489,996	$ 1,112,615,300	$ 1,588,115,669	$ 113,043,264	$ 6,056,076,079
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $5,432,267,395) - See accompanying schedule		$ 6,056,076,079
Cash		2
Receivable for investments sold		15,251,234
Receivable for fund shares sold		6,236,639
Dividends receivable		98,740
Total assets		6,077,662,694

Liabilities
Payable for investments purchased	$ 7,919,097
Payable for fund shares redeemed	13,582,546
Total liabilities		21,501,643

Net Assets		$ 6,056,161,051
Net Assets consist of:
Paid in capital		$ 5,319,063,450
Undistributed net investment income		13,862,788
Accumulated undistributed net realized gain (loss) on investments		99,426,129
Net unrealized appreciation (depreciation) on investments		623,808,684
Net Assets, for 468,711,852 shares outstanding		$ 6,056,161,051
Net Asset Value, offering price and redemption price per share ($6,056,161,051 ÷ 468,711,852 shares)		$ 12.92

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 113,043,264

Expenses
Independent trustees' compensation	$ 26,893
Total expenses before reductions	26,893
Expense reductions	(26,893)	-
Net investment income (loss)		113,043,264
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,183,348
Capital gain distributions from underlying funds	127,194,123
Total net realized gain (loss)		161,377,471
Change in net unrealized appreciation (depreciation) on underlying funds		108,905,073
Net gain (loss)		270,282,544
Net increase (decrease) in net assets resulting from operations		$ 383,325,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,043,264	$ 94,589,547
Net realized gain (loss)	161,377,471	315,329,933
Change in net unrealized appreciation (depreciation)	108,905,073	141,730,739
Net increase (decrease) in net assets resulting from operations	383,325,808	551,650,219
Distributions to shareholders from net investment income	(116,494,554)	(90,435,088)
Distributions to shareholders from net realized gain	(261,240,607)	(141,215,345)
Total distributions	(377,735,161)	(231,650,433)
Share transactions Proceeds from sales of shares	1,457,638,108	1,789,616,931
Reinvestment of distributions	375,369,098	230,425,067
Cost of shares redeemed	(2,170,922,299)	(2,458,725,456)
Net increase (decrease) in net assets resulting from share transactions	(337,915,093)	(438,683,458)
Total increase (decrease) in net assets	(332,324,446)	(118,683,672)

Net Assets
Beginning of period	6,388,485,497	6,507,169,169
End of period (including undistributed net investment income of $13,862,788 and undistributed net investment income of $17,314,079, respectively)	$ 6,056,161,051	$ 6,388,485,497
Other Information Shares
Sold	113,989,864	142,426,148
Issued in reinvestment of distributions	29,849,055	18,209,266
Redeemed	(169,874,789)	(195,752,343)
Net increase (decrease)	(26,035,870)	(35,116,929)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.28	$ 11.69	$ 11.74	$ 10.74
Income from Investment Operations
Net investment income (loss) B	.23	.18	.18	.20	.18
Net realized and unrealized gain (loss)	.57	.91	.69	.12	1.12
Total from investment operations	.80	1.09	.87	.32	1.30
Distributions from net investment income	(.25)	(.18)	(.20)	(.21)	(.20)
Distributions from net realized gain	(.54)	(.28)	(.08)	(.16)	(.10)
Total distributions	(.79)	(.46)	(.28)	(.37)	(.30)
Net asset value, end of period	$ 12.92	$ 12.91	$ 12.28	$ 11.69	$ 11.74
Total ReturnA	6.42%	8.95%	7.60%	2.95%	12.24%
Ratios to Average Net AssetsC, E
Expenses before reductionsD	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of fee waivers, if any	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of all reductions	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	1.83%	1.47%	1.57%	1.71%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,056,161	$ 6,388,485	$ 6,507,169	$ 7,255,215	$ 8,851,315
Portfolio turnover rateC	18%	39%	23%	24%	43%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.5	1.5
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.0	5.2
Fidelity Series Blue Chip Growth Fund	4.0	4.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	6.6	6.7
Fidelity Series Growth & Income Fund	5.0	5.2
Fidelity Series Growth Company Fund	5.9	5.4
Fidelity Series Intrinsic Opportunities Fund	3.4	3.3
Fidelity Series Opportunistic Insights Fund	3.3	3.4
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Discovery Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	2.7	2.6
Fidelity Series Stock Selector Large Cap Value Fund	4.4	4.5
	44.9	45.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	4.5
Fidelity Series International Growth Fund	5.9	5.9
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	5.8	6.0
	18.8	17.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.3
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.8
Fidelity Series Investment Grade Bond Fund	27.2	24.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	32.9	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	3.1
Fidelity Series Short-Term Credit Fund	1.5	0.0
Fidelity Short-Term Bond Fund	0.0	2.7
	3.4	5.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.9%
International Equity Funds	18.8%
Bond Funds	32.9%
Short-Term Funds	3.4%

Six months ago
Domestic Equity Funds**	45.5%
International Equity Funds	17.7%
Bond Funds	31.0%
Short-Term Funds	5.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 44.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	14,915,898	$ 198,232,278
Fidelity Series 1000 Value Index Fund (c)	10,041,997	112,470,370
Fidelity Series All-Sector Equity Fund (c)	45,847,889	649,206,107
Fidelity Series Blue Chip Growth Fund (c)	40,179,184	513,088,185
Fidelity Series Commodity Strategy Fund (a)(c)	16,229,963	99,327,375
Fidelity Series Equity-Income Fund (c)	67,136,107	847,257,671
Fidelity Series Growth & Income Fund (c)	47,668,137	646,379,942
Fidelity Series Growth Company Fund (c)	60,110,747	756,193,199
Fidelity Series Intrinsic Opportunities Fund (c)	28,607,054	432,252,591
Fidelity Series Opportunistic Insights Fund (c)	27,379,388	422,463,954
Fidelity Series Real Estate Equity Fund (c)	5,121,443	76,872,858
Fidelity Series Small Cap Discovery Fund (c)	9,481,592	107,047,176
Fidelity Series Small Cap Opportunities Fund (c)	25,480,945	348,834,138
Fidelity Series Stock Selector Large Cap Value Fund (c)	43,469,853	564,673,391
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,700,633,370)		5,774,299,235
International Equity Funds - 18.8%

Fidelity Series Emerging Markets Fund (c)	42,835,757	728,207,865
Fidelity Series International Growth Fund (c)	52,738,577	758,908,123
Fidelity Series International Small Cap Fund (c)	11,004,904	174,647,827
Fidelity Series International Value Fund (c)	74,368,818	753,356,123
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,139,518,961)		2,415,119,938
Bond Funds - 32.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	8,365,065	$ 81,224,782
Fidelity Series Floating Rate High Income Fund (c)	6,404,588	62,829,011
Fidelity Series High Income Fund (c)	44,157,977	432,748,175
Fidelity Series Inflation-Protected Bond Index Fund (c)	11,013,082	107,377,552
Fidelity Series Investment Grade Bond Fund (c)	302,134,028	3,495,690,699
Fidelity Series Real Estate Income Fund (c)	5,463,990	61,797,725
TOTAL BOND FUNDS (Cost $4,186,406,126)		4,241,667,944
Short-Term Funds - 3.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	246,531,532	246,531,532
Fidelity Series Short-Term Credit Fund (c)	19,096,469	191,155,658
TOTAL SHORT-TERM FUNDS (Cost $437,496,226)		437,687,190
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,464,054,683)	12,868,774,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	123,351
NET ASSETS - 100%	$ 12,868,897,658
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 466,401,937	$ 7,073,494	$ 226,943,899	$ 339,341	$ 246,531,532
Fidelity Series 100 Index Fund	170,714,134	41,457,803	29,725,106	4,082,583	198,232,278
Fidelity Series 1000 Value Index Fund	106,653,964	18,052,460	17,714,327	2,432,433	112,470,370
Fidelity Series All-Sector Equity Fund	689,012,324	91,769,042	137,258,702	6,001,923	649,206,107
Fidelity Series Blue Chip Growth Fund	574,866,870	53,825,520	212,511,583	1,144,509	513,088,185
Fidelity Series Commodity Strategy Fund	152,205,617	5,724,906	19,345,276	-	99,327,375
Fidelity Series Emerging Markets Debt Fund	91,640,657	6,994,966	13,330,358	4,914,520	81,224,782
Fidelity Series Emerging Markets Fund	520,378,783	267,227,560	49,797,873	4,979,456	728,207,865
Fidelity Series Equity-Income Fund	865,558,337	107,552,769	135,528,918	18,843,961	847,257,671
Fidelity Series Floating Rate High Income Fund	146,038,914	8,441,727	87,249,407	4,139,064	62,829,011
Fidelity Series Growth & Income Fund	666,200,956	54,762,499	104,694,273	11,348,134	646,379,942
Fidelity Series Growth Company Fund	715,780,446	6,017,046	75,067,285	1,418,578	756,193,199
Fidelity Series High Income Fund	800,653,966	66,363,567	388,212,706	34,016,582	432,748,175
Fidelity Series Inflation-Protected Bond Index Fund	126,348,976	4,604,591	22,791,282	166,481	107,377,552
Fidelity Series International Growth Fund	873,348,978	55,912,962	183,980,669	10,186,751	758,908,123
Fidelity Series International Small Cap Fund	202,752,005	7,507,905	31,586,060	1,556,469	174,647,827
Fidelity Series International Value Fund	882,234,808	78,845,969	137,393,640	31,184,303	753,356,123
Fidelity Series Intrinsic Opportunities Fund	428,212,561	39,472,464	71,838,946	6,085,812	432,252,591
Fidelity Series Investment Grade Bond Fund	2,873,877,960	854,611,295	317,790,021	79,152,451	3,495,690,699
Fidelity Series Opportunistic Insights Fund	435,329,662	34,302,714	90,367,167	-	422,463,954
Fidelity Series Real Estate Equity Fund	80,768,805	22,314,345	39,113,891	1,519,563	76,872,858
Fidelity Series Real Estate Income Fund	63,788,575	6,227,654	8,469,352	3,280,587	61,797,725
Fidelity Series Short-Term Credit Fund	-	191,136,571	172,039	-	191,155,658
Fidelity Series Small Cap Discovery Fund	96,453,819	16,306,097	15,109,199	188,169	107,047,176
Fidelity Series Small Cap Opportunities Fund	347,048,808	53,743,676	55,745,161	1,103,432	348,834,138
Fidelity Series Stock Selector Large Cap Value Fund	585,492,849	63,705,041	107,430,350	7,700,178	564,673,391
Fidelity Short-Term Bond Fund	382,229,079	11,877,527	394,658,809	2,693,331	-
Total	$ 13,343,993,790	$ 2,175,832,170	$ 2,973,826,299	$ 238,478,611	$ 12,868,774,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $11,464,054,683) - See accompanying schedule		$ 12,868,774,307
Receivable for investments sold		29,085,602
Receivable for fund shares sold		10,569,548
Other receivables		110,130
Dividends receivable		142,532
Total assets		12,908,682,119

Liabilities
Payable for investments purchased	$ 16,886,112
Payable for fund shares redeemed	22,788,223
Other payables and accrued expenses	110,126
Total liabilities		39,784,461

Net Assets		$ 12,868,897,658
Net Assets consist of:
Paid in capital		$ 11,214,528,759
Undistributed net investment income		31,063,751
Accumulated undistributed net realized gain (loss) on investments		218,585,524
Net unrealized appreciation (depreciation) on investments		1,404,719,624
Net Assets, for 816,341,132 shares outstanding		$ 12,868,897,658
Net Asset Value, offering price and redemption price per share ($12,868,897,658 ÷ 816,341,132 shares)		$ 15.76

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 238,478,611

Expenses
Independent trustees' compensation	$ 56,625
Total expenses before reductions	56,625
Expense reductions	(56,625)	-
Net investment income (loss)		238,478,611
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,325,928
Capital gain distributions from underlying funds	293,387,187
Total net realized gain (loss)		362,713,115
Change in net unrealized appreciation (depreciation) on underlying funds		253,450,186
Net gain (loss)		616,163,301
Net increase (decrease) in net assets resulting from operations		$ 854,641,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 238,478,611	$ 200,826,961
Net realized gain (loss)	362,713,115	769,435,526
Change in net unrealized appreciation (depreciation)	253,450,186	291,167,426
Net increase (decrease) in net assets resulting from operations	854,641,912	1,261,429,913
Distributions to shareholders from net investment income	(241,771,826)	(195,765,130)
Distributions to shareholders from net realized gain	(638,629,792)	(306,443,495)
Total distributions	(880,401,618)	(502,208,625)
Share transactions Proceeds from sales of shares	2,545,585,063	2,983,245,610
Reinvestment of distributions	876,256,708	500,298,195
Cost of shares redeemed	(3,871,167,620)	(4,478,732,337)
Net increase (decrease) in net assets resulting from share transactions	(449,325,849)	(995,188,532)
Total increase (decrease) in net assets	(475,085,555)	(235,967,244)

Net Assets
Beginning of period	13,343,983,213	13,579,950,457
End of period (including undistributed net investment income of $31,063,751 and undistributed net investment income of $34,356,966, respectively)	$ 12,868,897,658	$ 13,343,983,213
Other Information Shares
Sold	163,297,632	194,232,688
Issued in reinvestment of distributions	57,245,532	32,283,255
Redeemed	(248,377,994)	(291,421,357)
Net increase (decrease)	(27,834,830)	(64,905,414)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 14.94	$ 14.16	$ 14.33	$ 12.98
Income from Investment Operations
Net investment income (loss) B	.28	.23	.24	.24	.22
Net realized and unrealized gain (loss)	.73	1.22	.89	.08	1.50
Total from investment operations	1.01	1.45	1.13	.32	1.72
Distributions from net investment income	(.29)	(.23)	(.25)	(.26)	(.24)
Distributions from net realized gain	(.77)	(.36)	(.10)	(.22)	(.14)
Total distributions	(1.06)	(.58) H	(.35)	(.49) G	(.37) F
Net asset value, end of period	$ 15.76	$ 15.81	$ 14.94	$ 14.16	$ 14.33
Total ReturnA	6.71%	9.83%	8.12%	2.45%	13.47%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.83%	1.49%	1.65%	1.74%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,868,898	$ 13,343,983	$ 13,579,950	$ 15,423,976	$ 19,923,391
Portfolio turnover rate C	17%	39%	25%	24%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

G Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

H Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.8	1.8
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	5.7	6.1
Fidelity Series Blue Chip Growth Fund	4.6	5.2
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	7.5	7.8
Fidelity Series Growth & Income Fund	5.7	6.0
Fidelity Series Growth Company Fund	6.6	6.2
Fidelity Series Intrinsic Opportunities Fund	3.8	3.8
Fidelity Series Opportunistic Insights Fund	3.7	3.9
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Discovery Fund	1.0	0.9
Fidelity Series Small Cap Opportunities Fund	3.1	3.0
Fidelity Series Stock Selector Large Cap Value Fund	5.0	5.2
	51.0	52.6
International Equity Funds
Fidelity Series Emerging Markets Fund	6.4	5.5
Fidelity Series International Growth Fund	6.9	6.9
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	6.7	7.2
	21.6	21.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.7
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.5
Fidelity Series Investment Grade Bond Fund	19.6	18.6
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.6	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.7	0.4
Fidelity Series Short-Term Credit Fund	1.1	0.0
Fidelity Short-Term Bond Fund	0.0	0.3
	2.8	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.0%
International Equity Funds	21.6%
Bond Funds	24.6%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds**	52.6%
International Equity Funds	21.2%
Bond Funds	25.5%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 51.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,993,940	$ 159,399,458
Fidelity Series 1000 Value Index Fund (c)	8,109,907	90,830,961
Fidelity Series All-Sector Equity Fund (c)	36,754,480	520,443,442
Fidelity Series Blue Chip Growth Fund (c)	32,254,772	411,893,436
Fidelity Series Commodity Strategy Fund (a)(c)	11,141,179	68,184,018
Fidelity Series Equity-Income Fund (c)	53,467,515	674,760,034
Fidelity Series Growth & Income Fund (c)	38,304,433	519,408,110
Fidelity Series Growth Company Fund (c)	47,805,000	601,386,899
Fidelity Series Intrinsic Opportunities Fund (c)	22,867,772	345,532,038
Fidelity Series Opportunistic Insights Fund (c)	21,948,096	338,659,119
Fidelity Series Real Estate Equity Fund (c)	4,114,001	61,751,153
Fidelity Series Small Cap Discovery Fund (c)	8,087,930	91,312,733
Fidelity Series Small Cap Opportunities Fund (c)	20,224,759	276,876,952
Fidelity Series Stock Selector Large Cap Value Fund (c)	35,093,251	455,861,329
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,768,429,912)		4,616,299,682
International Equity Funds - 21.6%

Fidelity Series Emerging Markets Fund (c)	33,951,934	577,182,870
Fidelity Series International Growth Fund (c)	43,199,882	621,646,306
Fidelity Series International Small Cap Fund (c)	8,946,664	141,983,562
Fidelity Series International Value Fund (c)	60,330,328	611,146,218
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,721,938,336)		1,951,958,956
Bond Funds - 24.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,820,607	$ 56,518,096
Fidelity Series Floating Rate High Income Fund (c)	4,473,914	43,889,096
Fidelity Series High Income Fund (c)	31,492,772	308,629,168
Fidelity Series Inflation-Protected Bond Index Fund (c)	14,237	138,815
Fidelity Series Investment Grade Bond Fund (c)	153,740,188	1,778,773,980
Fidelity Series Real Estate Income Fund (c)	3,818,414	43,186,262
TOTAL BOND FUNDS (Cost $2,194,823,452)		2,231,135,417
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	158,393,897	158,393,897
Fidelity Series Short-Term Credit Fund (c)	9,674,562	96,842,363
TOTAL SHORT-TERM FUNDS (Cost $255,139,514)		255,236,260
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,940,331,214)	9,054,630,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	50,303
NET ASSETS - 100%	$ 9,054,680,618
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 22,696,772	$ 142,597,446	$ 6,900,321	$ 68,250	$ 158,393,897
Fidelity Series 100 Index Fund	135,981,212	32,325,415	21,450,112	3,237,162	159,399,458
Fidelity Series 1000 Value Index Fund	90,366,773	9,671,748	13,524,445	1,925,396	90,830,961
Fidelity Series All-Sector Equity Fund	539,615,520	87,952,813	111,538,717	4,722,328	520,443,442
Fidelity Series Blue Chip Growth Fund	450,138,170	41,233,570	155,381,600	900,768	411,893,436
Fidelity Series Commodity Strategy Fund	111,369,829	4,814,707	21,377,703	-	68,184,018
Fidelity Series Emerging Markets Debt Fund	60,799,948	5,875,283	7,400,865	3,322,998	56,518,096
Fidelity Series Emerging Markets Fund	411,909,585	214,267,851	38,259,022	4,129,408	577,182,870
Fidelity Series Equity-Income Fund	666,794,181	97,647,226	96,623,056	14,679,816	674,760,034
Fidelity Series Floating Rate High Income Fund	80,433,032	6,624,783	40,212,755	2,541,053	43,889,096
Fidelity Series Growth & Income Fund	514,444,684	59,716,795	78,179,670	8,851,165	519,408,110
Fidelity Series Growth Company Fund	554,554,808	5,019,653	43,355,512	1,107,197	601,386,899
Fidelity Series High Income Fund	558,444,640	55,166,968	272,224,703	23,925,237	308,629,168
Fidelity Series Inflation-Protected Bond Index Fund	46,324,698	3,610,812	50,300,075	41,974	138,815
Fidelity Series International Growth Fund	677,952,768	52,209,451	119,141,941	7,997,921	621,646,306
Fidelity Series International Small Cap Fund	163,071,946	9,777,765	27,851,916	1,246,052	141,983,562
Fidelity Series International Value Fund	682,890,475	77,825,715	93,115,179	24,556,578	611,146,218
Fidelity Series Intrinsic Opportunities Fund	331,697,110	37,437,578	52,028,172	4,788,045	345,532,038
Fidelity Series Investment Grade Bond Fund	1,516,542,260	373,059,342	154,888,697	41,419,276	1,778,773,980
Fidelity Series Opportunistic Insights Fund	338,726,862	36,504,545	70,429,853	-	338,659,119
Fidelity Series Real Estate Equity Fund	60,585,246	20,665,370	29,536,122	1,190,718	61,751,153
Fidelity Series Real Estate Income Fund	42,376,447	5,541,398	4,894,685	2,231,685	43,186,262
Fidelity Series Short-Term Credit Fund	-	96,762,877	17,272	-	96,842,363
Fidelity Series Small Cap Discovery Fund	80,274,543	13,794,474	10,614,181	158,097	91,312,733
Fidelity Series Small Cap Opportunities Fund	273,900,130	49,023,356	49,179,249	886,105	276,876,952
Fidelity Series Stock Selector Large Cap Value Fund	434,700,255	79,036,593	74,896,519	6,059,778	455,861,329
Fidelity Short-Term Bond Fund	18,560,826	86,811,529	105,530,517	491,175	-
Total	$ 8,865,152,720	$ 1,704,975,063	$ 1,748,852,859	$ 160,478,182	$ 9,054,630,315
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $7,940,331,214) - See accompanying schedule		$ 9,054,630,315
Cash		2
Receivable for investments sold		34,353,228
Receivable for fund shares sold		9,962,349
Dividends receivable		71,988
Total assets		9,099,017,882

Liabilities
Payable for investments purchased	$ 31,854,788
Payable for fund shares redeemed	12,482,476
Total liabilities		44,337,264

Net Assets		$ 9,054,680,618
Net Assets consist of:
Paid in capital		$ 7,757,650,435
Undistributed net investment income		17,931,312
Accumulated undistributed net realized gain (loss) on investments		164,799,770
Net unrealized appreciation (depreciation) on investments		1,114,299,101
Net Assets, for 670,448,623 shares outstanding		$ 9,054,680,618
Net Asset Value, offering price and redemption price per share ($9,054,680,618 ÷ 670,448,623 shares)		$ 13.51

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 160,478,182

Expenses
Independent trustees' compensation	$ 38,342
Total expenses before reductions	38,342
Expense reductions	(38,342)	-
Net investment income (loss)		160,478,182
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	41,469,299
Capital gain distributions from underlying funds	227,132,407
Total net realized gain (loss)		268,601,706
Change in net unrealized appreciation (depreciation) on underlying funds		191,886,086
Net gain (loss)		460,487,792
Net increase (decrease) in net assets resulting from operations		$ 620,965,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,478,182	$ 131,256,193
Net realized gain (loss)	268,601,706	508,228,772
Change in net unrealized appreciation (depreciation)	191,886,086	339,592,482
Net increase (decrease) in net assets resulting from operations	620,965,974	979,077,447
Distributions to shareholders from net investment income	(162,079,001)	(128,129,218)
Distributions to shareholders from net realized gain	(433,254,114)	(255,623,742)
Total distributions	(595,333,115)	(383,752,960)
Share transactions Proceeds from sales of shares	2,060,840,400	2,313,017,183
Reinvestment of distributions	593,531,513	382,765,357
Cost of shares redeemed	(2,490,476,823)	(2,655,839,084)
Net increase (decrease) in net assets resulting from share transactions	163,895,090	39,943,456
Total increase (decrease) in net assets	189,527,949	635,267,943

Net Assets
Beginning of period	8,865,152,669	8,229,884,726
End of period (including undistributed net investment income of $17,931,312 and undistributed net investment income of $19,532,131, respectively)	$ 9,054,680,618	$ 8,865,152,669
Other Information Shares
Sold	154,616,669	177,835,325
Issued in reinvestment of distributions	45,379,169	29,206,295
Redeemed	(186,949,013)	(203,894,544)
Net increase (decrease)	13,046,825	3,147,076

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.58	$ 11.81	$ 12.02	$ 10.77
Income from Investment Operations
Net investment income (loss) B	.24	.20	.21	.20	.18
Net realized and unrealized gain (loss)	.69	1.30	.84	-	1.37
Total from investment operations	.93	1.50	1.05	.20	1.55
Distributions from net investment income	(.25)	(.20)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.66)	(.39)	(.06)	(.19)	(.11)
Total distributions	(.91)	(.59)	(.28)	(.41)	(.30)
Net asset value, end of period	$ 13.51	$ 13.49	$ 12.58	$ 11.81	$ 12.02
Total ReturnA	7.23%	12.08%	9.03%	1.93%	14.57%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.81%	1.53%	1.73%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054,681	$ 8,865,153	$ 8,229,885	$ 8,598,936	$ 10,159,991
Portfolio turnover rate C	19%	46%	31%	28%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.1	2.2
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	6.9	7.1
Fidelity Series Blue Chip Growth Fund	5.4	6.1
Fidelity Series Commodity Strategy Fund	0.7	1.0
Fidelity Series Equity-Income Fund	8.9	9.2
Fidelity Series Growth & Income Fund	6.8	7.1
Fidelity Series Growth Company Fund	7.9	7.4
Fidelity Series Intrinsic Opportunities Fund	4.6	4.6
Fidelity Series Opportunistic Insights Fund	4.5	4.6
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Discovery Fund	1.2	1.1
Fidelity Series Small Cap Opportunities Fund	3.7	3.5
Fidelity Series Stock Selector Large Cap Value Fund	5.9	6.1
	60.6	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.3	6.4
Fidelity Series International Growth Fund	8.3	8.3
Fidelity Series International Small Cap Fund	1.9	1.9
Fidelity Series International Value Fund	8.1	8.6
	25.6	25.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.5	4.7
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.1
Fidelity Series Investment Grade Bond Fund	7.5	6.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	12.6	12.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.6	0.0*
Fidelity Series Short-Term Credit Fund	0.6	0.0
Fidelity Short-Term Bond Fund	0.0	0.0*
	1.2	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.6%
International Equity Funds	25.6%
Bond Funds	12.6%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Fidelity Series 100 Index Fund (c)	17,086,470	$ 227,079,186
Fidelity Series 1000 Value Index Fund (c)	11,557,281	129,441,543
Fidelity Series All-Sector Equity Fund (c)	52,718,261	746,490,580
Fidelity Series Blue Chip Growth Fund (c)	46,278,443	590,975,714
Fidelity Series Commodity Strategy Fund (a)(c)	13,392,873	81,964,383
Fidelity Series Equity-Income Fund (c)	76,607,203	966,782,909
Fidelity Series Growth & Income Fund (c)	54,688,491	741,575,937
Fidelity Series Growth Company Fund (c)	68,575,326	862,677,598
Fidelity Series Intrinsic Opportunities Fund (c)	32,832,737	496,102,649
Fidelity Series Opportunistic Insights Fund (c)	31,482,313	485,772,091
Fidelity Series Real Estate Equity Fund (c)	5,800,486	87,065,299
Fidelity Series Small Cap Discovery Fund (c)	11,557,340	130,482,368
Fidelity Series Small Cap Opportunities Fund (c)	29,244,619	400,358,830
Fidelity Series Stock Selector Large Cap Value Fund (c)	49,818,490	647,142,187
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,424,143,208)		6,593,911,274
International Equity Funds - 25.6%

Fidelity Series Emerging Markets Fund (c)	46,794,103	795,499,759
Fidelity Series International Growth Fund (c)	62,616,868	901,056,737
Fidelity Series International Small Cap Fund (c)	13,044,380	207,014,304
Fidelity Series International Value Fund (c)	87,586,536	887,251,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,522,666,532)		2,790,822,412
Bond Funds - 12.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	7,081,024	$ 68,756,744
Fidelity Series Floating Rate High Income Fund (c)	5,361,891	52,600,154
Fidelity Series High Income Fund (c)	38,805,254	380,291,487
Fidelity Series Inflation-Protected Bond Index Fund (c)	141,941	1,383,920
Fidelity Series Investment Grade Bond Fund (c)	70,528,694	816,016,994
Fidelity Series Real Estate Income Fund (c)	4,603,961	52,070,803
TOTAL BOND FUNDS (Cost $1,363,408,574)		1,371,120,102
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	69,189,113	69,189,113
Fidelity Series Short-Term Credit Fund (c)	5,851,524	58,573,753
TOTAL SHORT-TERM FUNDS (Cost $127,704,351)		127,762,866
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,437,922,665)	10,883,616,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	40,958
NET ASSETS - 100%	$ 10,883,657,612
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 75,766,667	$ 6,577,554	$ 31,381	$ 69,189,113
Fidelity Series 100 Index Fund	196,854,718	46,528,289	34,850,106	4,601,711	227,079,186
Fidelity Series 1000 Value Index Fund	132,719,985	10,570,885	20,132,562	2,745,664	129,441,543
Fidelity Series All-Sector Equity Fund	750,530,409	132,847,151	142,356,459	6,757,725	746,490,580
Fidelity Series Blue Chip Growth Fund	645,355,733	49,180,820	212,211,053	1,288,964	590,975,714
Fidelity Series Commodity Strategy Fund	130,856,874	3,757,062	20,080,322	-	81,964,383
Fidelity Series Emerging Markets Debt Fund	74,886,059	6,303,749	9,046,476	4,084,893	68,756,744
Fidelity Series Emerging Markets Fund	600,517,152	266,445,214	57,932,894	5,767,774	795,499,759
Fidelity Series Equity-Income Fund	979,306,437	129,304,381	152,228,388	21,259,087	966,782,909
Fidelity Series Floating Rate High Income Fund	92,954,002	7,029,630	43,826,752	2,996,913	52,600,154
Fidelity Series Growth & Income Fund	751,040,925	77,028,430	120,110,705	12,802,696	741,575,937
Fidelity Series Growth Company Fund	812,968,012	7,136,267	79,225,312	1,585,361	862,677,598
Fidelity Series High Income Fund	718,813,081	57,953,286	355,808,112	29,564,615	380,291,487
Fidelity Series Inflation-Protected Bond Index Fund	11,883,054	4,120,343	14,591,444	12,163	1,383,920
Fidelity Series International Growth Fund	994,811,339	55,212,458	164,288,150	11,647,650	901,056,737
Fidelity Series International Small Cap Fund	223,138,476	12,433,327	24,224,981	1,822,477	207,014,304
Fidelity Series International Value Fund	991,907,231	111,577,870	134,919,649	35,653,410	887,251,612
Fidelity Series Intrinsic Opportunities Fund	487,259,008	46,126,056	77,736,114	6,917,497	496,102,649
Fidelity Series Investment Grade Bond Fund	556,116,244	317,849,208	76,286,051	16,972,286	816,016,994
Fidelity Series Opportunistic Insights Fund	490,214,253	40,869,402	93,966,531	-	485,772,091
Fidelity Series Real Estate Equity Fund	77,738,879	36,128,434	40,782,512	1,692,910	87,065,299
Fidelity Series Real Estate Income Fund	52,085,449	5,780,284	5,989,160	2,723,682	52,070,803
Fidelity Series Short-Term Credit Fund	-	58,545,490	30,279	-	58,573,753
Fidelity Series Small Cap Discovery Fund	111,913,861	23,951,638	16,799,080	225,285	130,482,368
Fidelity Series Small Cap Opportunities Fund	397,238,995	63,124,991	64,298,923	1,271,316	400,358,830
Fidelity Series Stock Selector Large Cap Value Fund	652,438,477	85,269,719	115,744,315	8,660,301	647,142,187
Fidelity Short-Term Bond Fund	-	86,053,616	86,114,794	258,969	-
Total	$ 10,933,548,653	$ 1,816,894,667	$ 2,170,158,678	$ 181,344,730	$ 10,883,616,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $9,437,922,665) - See accompanying schedule		$ 10,883,616,654
Receivable for investments sold		20,181,748
Receivable for fund shares sold		10,685,049
Dividends receivable		43,579
Other receivables		79,397
Total assets		10,914,606,427

Liabilities
Payable for investments purchased	$ 14,391,453
Payable for fund shares redeemed	16,477,964
Other payables and accrued expenses	79,398
Total liabilities		30,948,815

Net Assets		$ 10,883,657,612
Net Assets consist of:
Paid in capital		$ 9,190,169,889
Undistributed net investment income		13,978,790
Accumulated undistributed net realized gain (loss) on investments		233,814,944
Net unrealized appreciation (depreciation) on investments		1,445,693,989
Net Assets, for 654,924,332 shares outstanding		$ 10,883,657,612
Net Asset Value, offering price and redemption price per share ($10,883,657,612 ÷ 654,924,332 shares)		$ 16.62

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 181,344,730

Expenses
Independent trustees' compensation	$ 46,834
Total expenses before reductions	46,834
Expense reductions	(46,834)	-
Net investment income (loss)		181,344,730
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,154,026
Capital gain distributions from underlying funds	321,465,404
Total net realized gain (loss)		382,619,430
Change in net unrealized appreciation (depreciation) on underlying funds		242,179,119
Net gain (loss)		624,798,549
Net increase (decrease) in net assets resulting from operations		$ 806,143,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,344,730	$ 164,058,689
Net realized gain (loss)	382,619,430	675,797,127
Change in net unrealized appreciation (depreciation)	242,179,119	507,568,680
Net increase (decrease) in net assets resulting from operations	806,143,279	1,347,424,496
Distributions to shareholders from net investment income	(182,703,661)	(169,795,986)
Distributions to shareholders from net realized gain	(517,563,966)	(171,704,685)
Total distributions	(700,267,627)	(341,500,671)
Share transactions Proceeds from sales of shares	2,103,387,892	2,439,155,764
Reinvestment of distributions	697,940,205	340,644,395
Cost of shares redeemed	(2,957,094,876)	(3,488,572,553)
Net increase (decrease) in net assets resulting from share transactions	(155,766,779)	(708,772,394)
Total increase (decrease) in net assets	(49,891,127)	297,151,431

Net Assets
Beginning of period	10,933,548,739	10,636,397,308
End of period (including undistributed net investment income of $13,978,790 and undistributed net investment income of $15,337,721, respectively)	$ 10,883,657,612	$ 10,933,548,739
Other Information Shares
Sold	128,583,860	154,825,192
Issued in reinvestment of distributions	43,483,344	21,082,429
Redeemed	(180,864,639)	(220,419,480)
Net increase (decrease)	(8,797,435)	(44,511,859)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 15.02	$ 14.07	$ 14.40	$ 12.87
Income from Investment Operations
Net investment income (loss) B	.27	.24	.25	.24	.21
Net realized and unrealized gain (loss)	.95	1.71	1.04	(.07)	1.67
Total from investment operations	1.22	1.95	1.29	.17	1.88
Distributions from net investment income	(.28)	(.25)	(.27)	(.26)	(.22)
Distributions from net realized gain	(.79)	(.25)	(.07)	(.24)	(.13)
Total distributions	(1.07)	(.50)	(.34)	(.50)	(.35)
Net asset value, end of period	$ 16.62	$ 16.47	$ 15.02	$ 14.07	$ 14.40
Total ReturnA	7.76%	13.08%	9.30%	1.48%	14.81%
Ratios to Average Net AssetsC, E
Expenses before reductionsD	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of fee waivers, if any	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of all reductions	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	1.68%	1.50%	1.77%	1.75%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,883,658	$ 10,933,549	$ 10,636,397	$ 11,654,912	$ 14,745,053
Portfolio turnover rateC	17%	54%	29%	26%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.6
Fidelity Series Blue Chip Growth Fund	5.9	6.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	9.7	9.8
Fidelity Series Growth & Income Fund	7.4	7.5
Fidelity Series Growth Company Fund	8.5	7.9
Fidelity Series Intrinsic Opportunities Fund	4.9	4.8
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.8	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.1
Fidelity Series Small Cap Opportunities Fund	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.8	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.8	9.1
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.5	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.5
Fidelity Series Short-Term Credit Fund	0.6	0.0
Fidelity Short-Term Bond Fund	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.6%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	10,619,409	$ 141,131,943
Fidelity Series 1000 Value Index Fund (c)	7,096,352	79,479,138
Fidelity Series All-Sector Equity Fund (c)	32,950,600	466,580,492
Fidelity Series Blue Chip Growth Fund (c)	29,104,686	371,666,841
Fidelity Series Commodity Strategy Fund (a)(c)	7,764,714	47,520,051
Fidelity Series Equity-Income Fund (c)	48,255,201	608,980,639
Fidelity Series Growth & Income Fund (c)	34,258,986	464,551,848
Fidelity Series Growth Company Fund (c)	42,351,120	532,777,087
Fidelity Series Intrinsic Opportunities Fund (c)	20,511,928	309,935,239
Fidelity Series Opportunistic Insights Fund (c)	19,676,645	303,610,636
Fidelity Series Real Estate Equity Fund (c)	3,573,229	53,634,170
Fidelity Series Small Cap Discovery Fund (c)	6,979,706	78,800,884
Fidelity Series Small Cap Opportunities Fund (c)	18,266,364	250,066,526
Fidelity Series Stock Selector Large Cap Value Fund (c)	31,207,074	405,379,894
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,386,008,670)		4,114,115,388
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	28,744,005	488,648,083
Fidelity Series International Growth Fund (c)	39,232,141	564,550,503
Fidelity Series International Small Cap Fund (c)	8,186,628	129,921,785
Fidelity Series International Value Fund (c)	54,911,386	556,252,337
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,551,333,881)		1,739,372,708
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,027,006	$ 39,102,232
Fidelity Series Floating Rate High Income Fund (c)	3,102,837	30,438,836
Fidelity Series High Income Fund (c)	22,183,996	217,403,165
Fidelity Series Investment Grade Bond Fund (c)	3,377,108	39,073,141
Fidelity Series Real Estate Income Fund (c)	2,656,339	30,043,197
TOTAL BOND FUNDS (Cost $358,909,256)		356,060,571
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	43,037,218	43,037,218
Fidelity Series Short-Term Credit Fund (c)	3,670,045	36,737,149
TOTAL SHORT-TERM FUNDS (Cost $79,737,667)		79,774,367
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,375,989,474)	6,289,323,034
NET OTHER ASSETS (LIABILITIES) - 0.0%	21,729
NET ASSETS - 100%	$ 6,289,344,763
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 45,069,060	$ 2,031,842	$ 21,085	$ 43,037,218
Fidelity Series 100 Index Fund	116,855,094	33,112,285	20,089,929	2,794,027	141,131,943
Fidelity Series 1000 Value Index Fund	78,969,816	9,398,059	12,557,437	1,656,405	79,479,138
Fidelity Series All-Sector Equity Fund	455,645,924	83,934,853	75,539,199	4,145,711	466,580,492
Fidelity Series Blue Chip Growth Fund	384,199,586	39,341,376	118,050,637	787,836	371,666,841
Fidelity Series Commodity Strategy Fund	59,625,273	12,559,346	6,351,741	-	47,520,051
Fidelity Series Emerging Markets Debt Fund	42,339,110	4,535,811	5,846,739	2,297,480	39,102,232
Fidelity Series Emerging Markets Fund	345,709,520	187,140,017	36,141,214	3,395,816	488,648,083
Fidelity Series Equity-Income Fund	585,356,017	101,602,449	84,041,817	12,902,120	608,980,639
Fidelity Series Floating Rate High Income Fund	46,886,694	4,570,124	19,012,184	1,596,230	30,438,836
Fidelity Series Growth & Income Fund	445,453,573	66,126,555	67,269,429	7,729,476	464,551,848
Fidelity Series Growth Company Fund	471,518,107	4,373,987	17,622,416	969,789	532,777,087
Fidelity Series High Income Fund	411,114,191	37,019,009	207,733,508	16,574,038	217,403,165
Fidelity Series International Growth Fund	584,594,559	48,506,914	77,362,485	7,219,736	564,550,503
Fidelity Series International Small Cap Fund	131,044,568	15,631,185	14,236,608	1,102,794	129,921,785
Fidelity Series International Value Fund	589,329,236	90,007,178	73,475,462	21,885,555	556,252,337
Fidelity Series Intrinsic Opportunities Fund	289,015,131	37,582,092	41,283,813	4,205,738	309,935,239
Fidelity Series Investment Grade Bond Fund	90,966,353	25,717,332	79,011,668	1,468,365	39,073,141
Fidelity Series Opportunistic Insights Fund	285,023,821	40,450,372	51,308,529	-	303,610,636
Fidelity Series Real Estate Equity Fund	50,522,403	10,751,749	16,112,153	993,220	53,634,170
Fidelity Series Real Estate Income Fund	29,556,336	4,199,960	3,822,422	1,549,756	30,043,197
Fidelity Series Short-Term Credit Fund	-	36,730,646	30,225	-	36,737,149
Fidelity Series Small Cap Discovery Fund	67,629,258	14,229,925	10,003,446	135,762	78,800,884
Fidelity Series Small Cap Opportunities Fund	233,044,554	49,959,026	36,152,572	775,090	250,066,526
Fidelity Series Stock Selector Large Cap Value Fund	388,744,710	66,400,741	64,596,751	5,312,884	405,379,894
Fidelity Short-Term Bond Fund	-	42,943,634	42,992,904	159,789	-
Total	$ 6,183,143,834	$ 1,111,893,685	$ 1,182,677,130	$ 99,678,702	$ 6,289,323,034
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $5,375,989,474) - See accompanying schedule		$ 6,289,323,034
Cash		1
Receivable for investments sold		13,965,657
Receivable for fund shares sold		7,611,740
Dividends receivable		27,319
Total assets		6,310,927,751

Liabilities
Payable for investments purchased	$ 8,215,813
Payable for fund shares redeemed	13,367,175
Total liabilities		21,582,988

Net Assets		$ 6,289,344,763
Net Assets consist of:
Paid in capital		$ 5,235,563,228
Undistributed net investment income		5,294,921
Accumulated undistributed net realized gain (loss) on investments		135,153,054
Net unrealized appreciation (depreciation) on investments		913,333,560
Net Assets, for 459,939,203 shares outstanding		$ 6,289,344,763
Net Asset Value, offering price and redemption price per share ($6,289,344,763 ÷ 459,939,203 shares)		$ 13.67

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 99,678,702

Expenses
Independent trustees' compensation	$ 26,662
Total expenses before reductions	26,662
Expense reductions	(26,662)	-
Net investment income (loss)		99,678,702
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,538,567
Capital gain distributions from underlying funds	195,571,031
Total net realized gain (loss)		219,109,598
Change in net unrealized appreciation (depreciation) on underlying funds		153,427,180
Net gain (loss)		372,536,778
Net increase (decrease) in net assets resulting from operations		$ 472,215,480

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 99,678,702	$ 84,570,749
Net realized gain (loss)	219,109,598	394,327,659
Change in net unrealized appreciation (depreciation)	153,427,180	341,346,689
Net increase (decrease) in net assets resulting from operations	472,215,480	820,245,097
Distributions to shareholders from net investment income	(101,858,771)	(86,034,343)
Distributions to shareholders from net realized gain	(335,577,653)	(258,952,323)
Total distributions	(437,436,424)	(344,986,666)
Share transactions Proceeds from sales of shares	1,464,517,062	1,702,143,678
Reinvestment of distributions	436,665,855	344,488,628
Cost of shares redeemed	(1,829,761,212)	(1,987,277,487)
Net increase (decrease) in net assets resulting from share transactions	71,421,705	59,354,819
Total increase (decrease) in net assets	106,200,761	534,613,250

Net Assets
Beginning of period	6,183,144,002	5,648,530,752
End of period (including undistributed net investment income of $5,294,921 and undistributed net investment income of $7,474,991, respectively)	$ 6,289,344,763	$ 6,183,144,002
Other Information Shares
Sold	108,867,490	130,400,080
Issued in reinvestment of distributions	33,126,797	26,279,054
Redeemed	(136,109,768)	(151,979,015)
Net increase (decrease)	5,884,519	4,700,119

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 12.57	$ 11.68	$ 12.04	$ 10.66
Income from Investment Operations
Net investment income (loss) B	.22	.18	.20	.18	.16
Net realized and unrealized gain (loss)	.80	1.63	.93	(.14)	1.48
Total from investment operations	1.02	1.81	1.13	.04	1.64
Distributions from net investment income	(.23)	(.19)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.75)	(.57)	(.03)	(.21)	(.10)
Total distributions	(.97) G	(.76)	(.24)	(.40)	(.26) F
Net asset value, end of period	$ 13.67	$ 13.62	$ 12.57	$ 11.68	$ 12.04
Total ReturnA	7.90%	14.76%	9.85%	.63%	15.63%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.42%	1.70%	1.57%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,289,345	$ 6,183,144	$ 5,648,531	$ 5,857,392	$ 6,909,265
Portfolio turnover rate C	18%	54%	36%	30%	47%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

G Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.6
Fidelity Series Blue Chip Growth Fund	5.9	6.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	9.7	9.8
Fidelity Series Growth & Income Fund	7.4	7.5
Fidelity Series Growth Company Fund	8.6	7.9
Fidelity Series Intrinsic Opportunities Fund	4.9	4.8
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.8	0.9
Fidelity Series Small Cap Discovery Fund	1.2	1.1
Fidelity Series Small Cap Opportunities Fund	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.8	9.1
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.5	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.5
Fidelity Series Short-Term Credit Fund	0.6	0.0
Fidelity Short-Term Bond Fund	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.6%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,606,685	$ 154,252,842
Fidelity Series 1000 Value Index Fund (c)	7,790,781	87,256,742
Fidelity Series All-Sector Equity Fund (c)	36,106,187	511,263,608
Fidelity Series Blue Chip Growth Fund (c)	31,857,167	406,816,021
Fidelity Series Commodity Strategy Fund (a)(c)	8,533,541	52,225,272
Fidelity Series Equity-Income Fund (c)	52,877,864	667,318,641
Fidelity Series Growth & Income Fund (c)	37,524,198	508,828,132
Fidelity Series Growth Company Fund (c)	46,927,741	590,350,986
Fidelity Series Intrinsic Opportunities Fund (c)	22,481,000	339,687,916
Fidelity Series Opportunistic Insights Fund (c)	21,562,950	332,716,326
Fidelity Series Real Estate Equity Fund (c)	3,927,269	58,948,306
Fidelity Series Small Cap Discovery Fund (c)	7,626,895	86,107,650
Fidelity Series Small Cap Opportunities Fund (c)	20,015,541	274,012,755
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,190,856	444,139,218
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,685,105,938)		4,513,924,415
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	31,510,863	535,684,671
Fidelity Series International Growth Fund (c)	43,044,540	619,410,927
Fidelity Series International Small Cap Fund (c)	8,983,505	142,568,230
Fidelity Series International Value Fund (c)	60,223,426	610,063,307
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,704,042,828)		1,907,727,135
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,433,884	$ 43,053,009
Fidelity Series Floating Rate High Income Fund (c)	3,402,510	33,378,622
Fidelity Series High Income Fund (c)	24,293,090	238,072,282
Fidelity Series Investment Grade Bond Fund (c)	3,707,102	42,891,175
Fidelity Series Real Estate Income Fund (c)	2,917,373	32,995,483
TOTAL BOND FUNDS (Cost $395,028,948)		390,390,571
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	47,624,725	47,624,725
Fidelity Series Short-Term Credit Fund (c)	4,145,664	41,498,101
TOTAL SHORT-TERM FUNDS (Cost $89,081,370)		89,122,826
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,873,259,084)		6,901,164,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		26,368
NET ASSETS - 100%		$ 6,901,191,315
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 50,842,596	$ 3,217,870	$ 23,755	$ 47,624,725
Fidelity Series 100 Index Fund	132,182,651	34,469,106	25,067,857	3,127,843	154,252,842
Fidelity Series 1000 Value Index Fund	88,818,697	8,962,877	14,719,660	1,862,474	87,256,742
Fidelity Series All-Sector Equity Fund	530,850,832	82,384,016	105,534,688	4,638,309	511,263,608
Fidelity Series Blue Chip Growth Fund	434,800,755	38,395,351	140,592,646	881,343	406,816,021
Fidelity Series Commodity Strategy Fund	68,145,428	12,582,012	8,030,992	-	52,225,272
Fidelity Series Emerging Markets Debt Fund	48,032,273	4,523,819	7,357,107	2,581,525	43,053,009
Fidelity Series Emerging Markets Fund	392,322,377	197,474,777	45,772,960	3,749,483	535,684,671
Fidelity Series Equity-Income Fund	663,378,358	103,939,335	107,196,113	14,508,128	667,318,641
Fidelity Series Floating Rate High Income Fund	46,042,055	4,356,289	14,798,399	1,667,448	33,378,622
Fidelity Series Growth & Income Fund	498,732,866	71,487,048	84,075,612	8,643,812	508,828,132
Fidelity Series Growth Company Fund	535,921,647	4,789,244	33,818,489	1,086,790	590,350,986
Fidelity Series High Income Fund	466,573,194	38,923,199	241,632,110	18,614,381	238,072,282
Fidelity Series International Growth Fund	663,052,817	47,215,776	100,645,009	8,073,434	619,410,927
Fidelity Series International Small Cap Fund	149,525,292	15,027,989	19,082,082	1,232,856	142,568,230
Fidelity Series International Value Fund	668,441,245	92,396,825	95,302,052	24,467,022	610,063,307
Fidelity Series Intrinsic Opportunities Fund	323,978,793	39,843,271	51,484,627	4,715,704	339,687,916
Fidelity Series Investment Grade Bond Fund	108,679,701	26,632,225	94,067,693	1,702,368	42,891,175
Fidelity Series Opportunistic Insights Fund	323,205,608	40,993,637	64,569,089	-	332,716,326
Fidelity Series Real Estate Equity Fund	58,408,988	13,334,306	22,381,044	1,128,136	58,948,306
Fidelity Series Real Estate Income Fund	33,526,125	4,191,885	4,847,573	1,738,310	32,995,483
Fidelity Series Short-Term Credit Fund	-	41,467,685	11,049	-	41,498,101
Fidelity Series Small Cap Discovery Fund	77,656,176	13,697,342	12,836,976	152,709	86,107,650
Fidelity Series Small Cap Opportunities Fund	263,257,832	53,424,388	46,001,646	866,491	274,012,755
Fidelity Series Stock Selector Large Cap Value Fund	440,593,793	67,564,795	80,959,747	5,944,221	444,139,218
Fidelity Short-Term Bond Fund	-	48,433,916	48,490,986	180,159	-
Total	$ 7,016,127,503	$ 1,157,353,709	$ 1,472,494,076	$ 111,586,701	$ 6,901,164,947
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $5,873,259,084) - See accompanying schedule		$ 6,901,164,947
Receivable for investments sold		11,442,513
Receivable for fund shares sold		7,206,653
Dividends receivable		30,866
Total assets		6,919,844,979

Liabilities
Payable for investments purchased	$ 9,311,779
Payable for fund shares redeemed	9,341,885
Total liabilities		18,653,664

Net Assets		$ 6,901,191,315
Net Assets consist of:
Paid in capital		$ 5,708,845,860
Undistributed net investment income		5,784,713
Accumulated undistributed net realized gain (loss) on investments		158,654,879
Net unrealized appreciation (depreciation) on investments		1,027,905,863
Net Assets, for 716,356,702 shares outstanding		$ 6,901,191,315
Net Asset Value, offering price and redemption price per share ($6,901,191,315 ÷ 716,356,702 shares)		$ 9.63

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 111,586,701

Expenses
Independent trustees' compensation	$ 29,988
Total expenses before reductions	29,988
Expense reductions	(29,988)	-
Net investment income (loss)		111,586,701
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,140,804
Capital gain distributions from underlying funds	218,660,489
Total net realized gain (loss)		258,801,293
Change in net unrealized appreciation (depreciation) on underlying funds		160,036,995
Net gain (loss)		418,838,288
Net increase (decrease) in net assets resulting from operations		$ 530,424,989

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 111,586,701	$ 98,038,650
Net realized gain (loss)	258,801,293	447,473,003
Change in net unrealized appreciation (depreciation)	160,036,995	438,379,792
Net increase (decrease) in net assets resulting from operations	530,424,989	983,891,445
Distributions to shareholders from net investment income	(113,793,541)	(100,637,238)
Distributions to shareholders from net realized gain	(394,091,363)	(246,052,806)
Total distributions	(507,884,904)	(346,690,044)
Share transactions Proceeds from sales of shares	1,483,734,986	1,725,921,015
Reinvestment of distributions	506,217,688	345,778,163
Cost of shares redeemed	(2,127,429,073)	(2,451,342,538)
Net increase (decrease) in net assets resulting from share transactions	(137,476,399)	(379,643,360)
Total increase (decrease) in net assets	(114,936,314)	257,558,041

Net Assets
Beginning of period	7,016,127,629	6,758,569,588
End of period (including undistributed net investment income of $5,784,713 and undistributed net investment income of $7,991,553, respectively)	$ 6,901,191,315	$ 7,016,127,629
Other Information Shares
Sold	156,496,312	188,076,691
Issued in reinvestment of distributions	54,503,721	37,447,686
Redeemed	(224,315,197)	(265,580,026)
Net increase (decrease)	(13,315,164)	(40,055,649)

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 8.78	$ 8.15	$ 8.41	$ 7.45
Income from Investment Operations
Net investment income (loss) B	.15	.13	.14	.12	.12
Net realized and unrealized gain (loss)	.57	1.17	.66	(.10)	1.03
Total from investment operations	.72	1.30	.80	.02	1.15
Distributions from net investment income	(.16)	(.13)	(.15)	(.13)	(.12)
Distributions from net realized gain	(.55)	(.33)	(.02)	(.15)	(.07)
Total distributions	(.71)	(.46)	(.17)	(.28)	(.19)
Net asset value, end of period	$ 9.63	$ 9.62	$ 8.78	$ 8.15	$ 8.41
Total ReturnA	7.86%	15.08%	9.94%	.58%	15.66%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.61%	1.40%	1.70%	1.55%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,901,191	$ 7,016,128	$ 6,758,570	$ 7,293,065	$ 9,073,364
Portfolio turnover rate C	17%	49%	33%	27%	46%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.5
Fidelity Series Blue Chip Growth Fund	5.9	6.6
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	9.7	9.8
Fidelity Series Growth & Income Fund	7.4	7.6
Fidelity Series Growth Company Fund	8.5	7.8
Fidelity Series Intrinsic Opportunities Fund	4.9	4.8
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.8	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.1
Fidelity Series Small Cap Opportunities Fund	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.8	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.8	9.1
	27.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.5	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.5
Fidelity Series Short-Term Credit Fund	0.5	0.0
Fidelity Short-Term Bond Fund	0.0	0.2
	1.2	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	5,058,600	$ 67,228,796
Fidelity Series 1000 Value Index Fund (c)	3,394,290	38,016,048
Fidelity Series All-Sector Equity Fund (c)	15,686,624	222,122,602
Fidelity Series Blue Chip Growth Fund (c)	13,851,116	176,878,750
Fidelity Series Commodity Strategy Fund (a)(c)	3,683,062	22,540,341
Fidelity Series Equity-Income Fund (c)	22,972,329	289,910,792
Fidelity Series Growth & Income Fund (c)	16,310,060	221,164,420
Fidelity Series Growth Company Fund (c)	20,125,600	253,180,046
Fidelity Series Intrinsic Opportunities Fund (c)	9,764,549	147,542,328
Fidelity Series Opportunistic Insights Fund (c)	9,367,238	144,536,478
Fidelity Series Real Estate Equity Fund (c)	1,698,913	25,500,687
Fidelity Series Small Cap Discovery Fund (c)	3,359,627	37,930,193
Fidelity Series Small Cap Opportunities Fund (c)	8,696,975	119,061,588
Fidelity Series Stock Selector Large Cap Value Fund (c)	14,853,042	192,941,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,561,007,723)		1,958,554,088
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund (c)	13,694,556	232,807,451
Fidelity Series International Growth Fund (c)	18,688,780	268,931,545
Fidelity Series International Small Cap Fund (c)	3,896,758	61,841,557
Fidelity Series International Value Fund (c)	26,163,320	265,034,435
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $721,766,711)		828,614,988
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,916,674	$ 18,610,906
Fidelity Series Floating Rate High Income Fund (c)	1,472,698	14,447,165
Fidelity Series High Income Fund (c)	10,578,942	103,673,631
Fidelity Series Investment Grade Bond Fund (c)	1,583,930	18,326,071
Fidelity Series Real Estate Income Fund (c)	1,261,790	14,270,842
TOTAL BOND FUNDS (Cost $170,986,077)		169,328,615
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	20,244,795	20,244,795
Fidelity Series Short-Term Credit Fund (c)	1,715,483	17,171,981
TOTAL SHORT-TERM FUNDS (Cost $37,399,621)		37,416,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,491,160,132)		2,993,914,467
NET OTHER ASSETS (LIABILITIES) - 0.0%		11,467
NET ASSETS - 100%		$ 2,993,925,934
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 21,590,975	$ 1,346,181	$ 9,946	$ 20,244,795
Fidelity Series 100 Index Fund	54,558,320	18,506,545	11,148,747	1,325,256	67,228,796
Fidelity Series 1000 Value Index Fund	36,616,173	6,869,668	7,166,992	792,257	38,016,048
Fidelity Series All-Sector Equity Fund	216,505,363	46,088,124	41,509,695	1,966,715	222,122,602
Fidelity Series Blue Chip Growth Fund	178,765,046	26,303,271	59,581,359	374,377	176,878,750
Fidelity Series Commodity Strategy Fund	27,921,204	6,938,931	3,640,194	-	22,540,341
Fidelity Series Emerging Markets Debt Fund	19,613,800	2,919,962	3,011,365	1,077,739	18,610,906
Fidelity Series Emerging Markets Fund	161,351,747	97,063,717	21,655,638	1,623,659	232,807,451
Fidelity Series Equity-Income Fund	273,425,805	60,032,531	46,383,360	6,094,662	289,910,792
Fidelity Series Floating Rate High Income Fund	10,300,834	9,542,295	4,487,658	560,262	14,447,165
Fidelity Series Growth & Income Fund	201,469,445	47,180,624	36,969,856	3,613,222	221,164,420
Fidelity Series Growth Company Fund	219,850,555	2,379,973	4,236,942	459,914	253,180,046
Fidelity Series High Income Fund	191,699,240	20,869,543	98,034,563	7,813,753	103,673,631
Fidelity Series International Growth Fund	273,021,558	33,091,240	41,291,998	3,425,409	268,931,545
Fidelity Series International Small Cap Fund	61,312,740	9,853,410	8,166,872	522,859	61,841,557
Fidelity Series International Value Fund	275,213,523	53,398,437	39,838,339	10,477,785	265,034,435
Fidelity Series Intrinsic Opportunities Fund	133,537,235	24,809,286	22,388,315	1,992,004	147,542,328
Fidelity Series Investment Grade Bond Fund	54,056,972	13,289,296	49,842,063	810,786	18,326,071
Fidelity Series Opportunistic Insights Fund	133,237,438	24,673,685	27,316,802	-	144,536,478
Fidelity Series Real Estate Equity Fund	25,097,355	5,972,836	9,649,749	475,231	25,500,687
Fidelity Series Real Estate Income Fund	13,756,607	2,575,339	2,109,762	732,718	14,270,842
Fidelity Series Short-Term Credit Fund	-	17,188,485	33,692	-	17,171,981
Fidelity Series Small Cap Discovery Fund	32,784,584	7,580,981	5,787,963	65,955	37,930,193
Fidelity Series Small Cap Opportunities Fund	109,449,040	27,548,197	19,503,037	368,294	119,061,588
Fidelity Series Stock Selector Large Cap Value Fund	181,560,826	39,201,707	34,809,179	2,520,518	192,941,019
Fidelity Short-Term Bond Fund	-	20,350,105	20,373,187	74,952	-
Total	$ 2,885,105,410	$ 645,819,163	$ 620,283,508	$ 47,178,273	$ 2,993,914,467
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $2,491,160,132) - See accompanying schedule		$ 2,993,914,467
Cash		4
Receivable for investments sold		9,601,142
Receivable for fund shares sold		6,058,601
Dividends receivable		12,784
Total assets		3,009,586,998

Liabilities
Payable for investments purchased	$ 3,656,690
Payable for fund shares redeemed	12,004,374
Total liabilities		15,661,064

Net Assets		$ 2,993,925,934
Net Assets consist of:
Paid in capital		$ 2,427,387,400
Undistributed net investment income		2,610,789
Accumulated undistributed net realized gain (loss) on investments		61,173,410
Net unrealized appreciation (depreciation) on investments		502,754,335
Net Assets, for 276,174,182 shares outstanding		$ 2,993,925,934
Net Asset Value, offering price and redemption price per share ($2,993,925,934 ÷ 276,174,182 shares)		$ 10.84

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 47,178,273

Expenses
Independent trustees' compensation	$ 12,592
Total expenses before reductions	12,592
Expense reductions	(12,592)	-
Net investment income (loss)		47,178,273
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,990,835
Capital gain distributions from underlying funds	92,832,008
Total net realized gain (loss)		103,822,843
Change in net unrealized appreciation (depreciation) on underlying funds		72,282,553
Net gain (loss)		176,105,396
Net increase (decrease) in net assets resulting from operations		$ 223,283,669

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,178,273	$ 38,752,222
Net realized gain (loss)	103,822,843	268,404,942
Change in net unrealized appreciation (depreciation)	72,282,553	83,601,264
Net increase (decrease) in net assets resulting from operations	223,283,669	390,758,428
Distributions to shareholders from net investment income	(47,958,563)	(39,174,244)
Distributions to shareholders from net realized gain	(230,593,594)	(178,770,881)
Total distributions	(278,552,157)	(217,945,125)
Share transactions Proceeds from sales of shares	935,975,186	1,035,937,284
Reinvestment of distributions	278,276,671	217,741,479
Cost of shares redeemed	(1,050,162,996)	(1,021,851,958)
Net increase (decrease) in net assets resulting from share transactions	164,088,861	231,826,805
Total increase (decrease) in net assets	108,820,373	404,640,108

Net Assets
Beginning of period	2,885,105,561	2,480,465,453
End of period (including undistributed net investment income of $2,610,789 and undistributed net investment income of $3,391,079, respectively)	$ 2,993,925,934	$ 2,885,105,561
Other Information Shares
Sold	87,545,773	97,196,672
Issued in reinvestment of distributions	26,697,457	20,534,147
Redeemed	(98,275,320)	(95,547,536)
Net increase (decrease)	15,967,910	22,183,283

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.42	$ 9.65	$ 9.98	$ 8.81
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.15	.14
Net realized and unrealized gain (loss)	.64	1.39	.79	(.15)	1.25
Total from investment operations	.81	1.54	.96	-	1.39
Distributions from net investment income	(.18)	(.15)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.89)	(.72)	(.02)	(.17)	(.08)
Total distributions	(1.06) F	(.87)	(.19)	(.33) G	(.22)
Net asset value, end of period	$ 10.84	$ 11.09	$ 10.42	$ 9.65	$ 9.98
Total ReturnA	7.93%	15.38%	10.14%	.29%	15.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.42%	1.75%	1.57%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,993,926	$ 2,885,106	$ 2,480,465	$ 2,432,828	$ 2,660,423
Portfolio turnover rate C	21%	53%	45%	40%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.5
Fidelity Series Blue Chip Growth Fund	5.9	6.6
Fidelity Series Commodity Strategy Fund	0.7	1.0
Fidelity Series Equity-Income Fund	9.7	9.8
Fidelity Series Growth & Income Fund	7.4	7.6
Fidelity Series Growth Company Fund	8.6	7.8
Fidelity Series Intrinsic Opportunities Fund	4.9	4.8
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.8	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.1
Fidelity Series Small Cap Opportunities Fund	4.0	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.4	6.5
	65.4	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.8	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.8	9.1
	27.7	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.5	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.6	0.5
Fidelity Series Short-Term Credit Fund	0.6	0.0
Fidelity Short-Term Bond Fund	0.0	0.2
	1.2	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.4%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	3,973,036	$ 52,801,653
Fidelity Series 1000 Value Index Fund (c)	2,687,108	30,095,605
Fidelity Series All-Sector Equity Fund (c)	12,408,915	175,710,242
Fidelity Series Blue Chip Growth Fund (c)	10,958,891	139,945,042
Fidelity Series Commodity Strategy Fund (a)(c)	2,920,479	17,873,333
Fidelity Series Equity-Income Fund (c)	18,181,675	229,452,732
Fidelity Series Growth & Income Fund (c)	12,898,204	174,899,640
Fidelity Series Growth Company Fund (c)	16,247,826	204,397,654
Fidelity Series Intrinsic Opportunities Fund (c)	7,729,560	116,793,646
Fidelity Series Opportunistic Insights Fund (c)	7,411,250	114,355,587
Fidelity Series Real Estate Equity Fund (c)	1,342,313	20,148,123
Fidelity Series Small Cap Discovery Fund (c)	2,720,234	30,711,446
Fidelity Series Small Cap Opportunities Fund (c)	6,883,577	94,236,168
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,742,932	152,540,691
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,230,426,456)		1,553,961,562
International Equity Funds - 27.7%

Fidelity Series Emerging Markets Fund (c)	10,870,821	184,803,949
Fidelity Series International Growth Fund (c)	14,837,275	213,508,384
Fidelity Series International Small Cap Fund (c)	3,092,764	49,082,171
Fidelity Series International Value Fund (c)	20,769,309	210,393,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $568,712,939)		657,787,609
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,521,365	$ 14,772,457
Fidelity Series Floating Rate High Income Fund (c)	1,168,538	11,463,362
Fidelity Series High Income Fund (c)	8,405,259	82,371,541
Fidelity Series Investment Grade Bond Fund (c)	1,257,675	14,551,304
Fidelity Series Real Estate Income Fund (c)	1,001,264	11,324,294
TOTAL BOND FUNDS (Cost $136,619,459)		134,482,958
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	15,473,117	15,473,117
Fidelity Series Short-Term Credit Fund (c)	1,358,247	13,596,057
TOTAL SHORT-TERM FUNDS (Cost $29,055,592)		29,069,174
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,964,814,446)		2,375,301,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,555
NET ASSETS - 100%		$ 2,375,307,858
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 17,136,204	$ 1,663,087	$ 7,854	$ 15,473,117
Fidelity Series 100 Index Fund	43,437,076	15,232,779	10,135,486	1,073,251	52,801,653
Fidelity Series 1000 Value Index Fund	29,193,046	5,919,214	6,377,256	641,960	30,095,605
Fidelity Series All-Sector Equity Fund	171,908,645	39,063,452	36,040,016	1,587,277	175,710,242
Fidelity Series Blue Chip Growth Fund	142,858,069	22,652,940	50,866,410	300,297	139,945,042
Fidelity Series Commodity Strategy Fund	22,092,892	6,051,290	3,343,423	-	17,873,333
Fidelity Series Emerging Markets Debt Fund	15,655,302	2,553,879	2,707,530	864,394	14,772,457
Fidelity Series Emerging Markets Fund	128,651,888	80,763,839	21,420,295	1,310,702	184,803,949
Fidelity Series Equity-Income Fund	218,047,954	51,684,175	42,549,789	4,895,077	229,452,732
Fidelity Series Floating Rate High Income Fund	2,444,842	13,517,815	3,798,069	364,543	11,463,362
Fidelity Series Growth & Income Fund	160,990,778	40,556,053	34,316,458	2,902,426	174,899,640
Fidelity Series Growth Company Fund	173,988,659	3,278,763	1,108,553	369,681	204,397,654
Fidelity Series High Income Fund	152,678,622	17,893,480	79,525,290	6,262,517	82,371,541
Fidelity Series International Growth Fund	216,729,141	30,549,964	37,157,981	2,748,812	213,508,384
Fidelity Series International Small Cap Fund	50,200,876	7,389,309	7,635,364	419,586	49,082,171
Fidelity Series International Value Fund	218,471,087	46,780,668	35,886,251	8,441,655	210,393,105
Fidelity Series Intrinsic Opportunities Fund	106,551,829	21,577,279	20,686,384	1,603,892	116,793,646
Fidelity Series Investment Grade Bond Fund	48,909,595	11,272,152	46,370,769	702,188	14,551,304
Fidelity Series Opportunistic Insights Fund	106,220,724	21,384,673	24,488,687	-	114,355,587
Fidelity Series Real Estate Equity Fund	20,389,328	4,702,785	8,240,497	382,822	20,148,123
Fidelity Series Real Estate Income Fund	10,920,937	2,346,297	1,977,701	588,417	11,324,294
Fidelity Series Short-Term Credit Fund	-	13,584,915	2,442	-	13,596,057
Fidelity Series Small Cap Discovery Fund	26,465,759	6,740,521	5,282,689	53,883	30,711,446
Fidelity Series Small Cap Opportunities Fund	86,232,465	24,542,234	17,912,833	295,858	94,236,168
Fidelity Series Stock Selector Large Cap Value Fund	144,792,536	33,759,735	31,609,619	2,033,230	152,540,691
Fidelity Short-Term Bond Fund	-	16,212,860	16,230,384	59,693	-
Total	$ 2,297,832,050	$ 557,147,275	$ 547,333,263	$ 37,910,015	$ 2,375,301,303
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,964,814,446) - See accompanying schedule		$ 2,375,301,303
Cash		6
Receivable for investments sold		3,936,119
Receivable for fund shares sold		4,605,152
Dividends receivable		10,099
Total assets		2,383,852,679

Liabilities
Payable for investments purchased	$ 3,257,055
Payable for fund shares redeemed	5,287,766
Total liabilities		8,544,821

Net Assets		$ 2,375,307,858
Net Assets consist of:
Paid in capital		$ 1,912,546,611
Undistributed net investment income		2,105,386
Accumulated undistributed net realized gain (loss) on investments		50,169,004
Net unrealized appreciation (depreciation) on investments		410,486,857
Net Assets, for 217,872,307 shares outstanding		$ 2,375,307,858
Net Asset Value, offering price and redemption price per share ($2,375,307,858 ÷ 217,872,307 shares)		$ 10.90

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 37,910,015

Expenses
Independent trustees' compensation	$ 10,089
Total expenses before reductions	10,089
Expense reductions	(10,089)	-
Net investment income (loss)		37,910,015
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,691,857
Capital gain distributions from underlying funds	74,825,896
Total net realized gain (loss)		82,517,753
Change in net unrealized appreciation (depreciation) on underlying funds		59,963,370
Net gain (loss)		142,481,123
Net increase (decrease) in net assets resulting from operations		$ 180,391,138

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,910,015	$ 31,613,224
Net realized gain (loss)	82,517,753	216,769,237
Change in net unrealized appreciation (depreciation)	59,963,370	75,333,644
Net increase (decrease) in net assets resulting from operations	180,391,138	323,716,105
Distributions to shareholders from net investment income	(38,403,121)	(32,163,946)
Distributions to shareholders from net realized gain	(182,970,831)	(110,735,026)
Total distributions	(221,373,952)	(142,898,972)
Share transactions Proceeds from sales of shares	838,982,359	885,246,939
Reinvestment of distributions	220,900,399	142,690,732
Cost of shares redeemed	(941,424,321)	(980,667,252)
Net increase (decrease) in net assets resulting from share transactions	118,458,437	47,270,419
Total increase (decrease) in net assets	77,475,623	228,087,552

Net Assets
Beginning of period	2,297,832,235	2,069,744,683
End of period (including undistributed net investment income of $2,105,386 and undistributed net investment income of $2,598,491, respectively)	$ 2,375,307,858	$ 2,297,832,235
Other Information Shares
Sold	78,104,778	82,759,367
Issued in reinvestment of distributions	21,105,948	13,290,285
Redeemed	(87,508,152)	(91,210,233)
Net increase (decrease)	11,702,574	4,839,419

Financial Highlights

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.28	$ 9.51	$ 9.88	$ 8.69
Income from Investment Operations
Net investment income (loss) B	.17	.15	.16	.14	.13
Net realized and unrealized gain (loss)	.65	1.41	.79	(.19)	1.27
Total from investment operations	.82	1.56	.95	(.05)	1.40
Distributions from net investment income	(.18)	(.15)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.89)	(.54)	(.02)	(.18)	(.08)
Total distributions	(1.07)	(.69)	(.18) F	(.32)	(.21)
Net asset value, end of period	$ 10.90	$ 11.15	$ 10.28	$ 9.51	$ 9.88
Total ReturnA	7.91%	15.53%	10.18%	(.17) %	16.29%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.41%	1.71%	1.49%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,375,308	$ 2,297,832	$ 2,069,745	$ 2,066,305	$ 2,166,229
Portfolio turnover rate C	23%	57%	44%	41%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.4	7.6
Fidelity Series Blue Chip Growth Fund	5.8	6.6
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	9.6	9.8
Fidelity Series Growth & Income Fund	7.4	7.6
Fidelity Series Growth Company Fund	8.3	7.6
Fidelity Series Intrinsic Opportunities Fund	5.0	4.9
Fidelity Series Opportunistic Insights Fund	4.8	5.0
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.2
Fidelity Series Small Cap Opportunities Fund	4.1	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5	6.6
	65.5	66.2
International Equity Funds
Fidelity Series Emerging Markets Fund	7.6	6.6
Fidelity Series International Growth Fund	9.0	9.0
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.6	26.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Inflation-Protected Bond Index Fund	0.1	0.0
Fidelity Series Investment Grade Bond Fund	0.5	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.5
Fidelity Series Short-Term Credit Fund	0.6	0.0
Fidelity Short-Term Bond Fund	0.0	0.3
	1.4	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.2%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	0.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	897,542	$ 11,928,340
Fidelity Series 1000 Value Index Fund (c)	606,718	6,795,241
Fidelity Series All-Sector Equity Fund (c)	2,768,830	39,206,632
Fidelity Series Blue Chip Growth Fund (c)	2,401,364	30,665,419
Fidelity Series Commodity Strategy Fund (a)(c)	649,419	3,974,444
Fidelity Series Equity-Income Fund (c)	4,024,726	50,792,034
Fidelity Series Growth & Income Fund (c)	2,878,033	39,026,124
Fidelity Series Growth Company Fund (c)	3,492,190	43,931,745
Fidelity Series Intrinsic Opportunities Fund (c)	1,723,898	26,048,098
Fidelity Series Opportunistic Insights Fund (c)	1,653,323	25,510,768
Fidelity Series Real Estate Equity Fund (c)	312,010	4,683,274
Fidelity Series Small Cap Discovery Fund (c)	613,373	6,924,978
Fidelity Series Small Cap Opportunities Fund (c)	1,558,456	21,335,264
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,638,585	34,275,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $308,812,580)		345,097,577
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	2,374,699	40,369,885
Fidelity Series International Growth Fund (c)	3,302,693	47,525,753
Fidelity Series International Small Cap Fund (c)	686,447	10,893,920
Fidelity Series International Value Fund (c)	4,624,137	46,842,504
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,999,604)		145,632,062
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	312,988	$ 3,039,112
Fidelity Series Floating Rate High Income Fund (c)	256,172	2,513,043
Fidelity Series High Income Fund (c)	1,798,502	17,625,324
Fidelity Series Inflation-Protected Bond Index Fund (c)	54,175	528,211
Fidelity Series Investment Grade Bond Fund (c)	257,313	2,977,111
Fidelity Series Real Estate Income Fund (c)	222,205	2,513,133
TOTAL BOND FUNDS (Cost $29,935,546)		29,195,934
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	4,263,640	4,263,640
Fidelity Series Short-Term Credit Fund (c)	303,688	3,039,920
TOTAL SHORT-TERM FUNDS (Cost $7,300,527)		7,303,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $486,048,257)		527,229,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,239
NET ASSETS - 100%		$ 527,231,372
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 4,677,944	$ 414,304	$ 1,897	$ 4,263,640
Fidelity Series 100 Index Fund	6,752,975	5,877,650	1,446,837	207,026	11,928,340
Fidelity Series 1000 Value Index Fund	4,559,334	3,105,244	1,086,292	123,302	6,795,241
Fidelity Series All-Sector Equity Fund	22,811,660	21,219,838	4,715,136	309,567	39,206,632
Fidelity Series Blue Chip Growth Fund	22,349,823	13,783,592	10,274,400	56,132	30,665,419
Fidelity Series Commodity Strategy Fund	3,559,161	2,150,375	445,907	-	3,974,444
Fidelity Series Emerging Markets Debt Fund	2,363,975	1,133,016	321,558	150,072	3,039,112
Fidelity Series Emerging Markets Fund	19,367,917	24,765,431	2,761,236	273,807	40,369,885
Fidelity Series Equity-Income Fund	33,927,106	24,096,071	7,401,655	867,096	50,792,034
Fidelity Series Floating Rate High Income Fund	35,333	3,106,535	498,499	64,002	2,513,043
Fidelity Series Growth & Income Fund	25,757,262	17,828,498	5,918,664	514,962	39,026,124
Fidelity Series Growth Company Fund	25,518,091	13,480,833	237,294	69,147	43,931,745
Fidelity Series High Income Fund	23,275,226	7,242,289	11,375,122	1,091,769	17,625,324
Fidelity Series Inflation-Protected Bond Index Fund	-	560,542	32,148	84	528,211
Fidelity Series International Growth Fund	33,103,533	18,678,295	5,070,884	533,691	47,525,753
Fidelity Series International Small Cap Fund	7,871,008	4,288,371	1,181,958	84,418	10,893,920
Fidelity Series International Value Fund	33,456,859	21,729,138	4,733,928	1,663,317	46,842,504
Fidelity Series Intrinsic Opportunities Fund	16,664,325	11,462,835	3,886,790	296,851	26,048,098
Fidelity Series Investment Grade Bond Fund	7,777,380	5,181,507	10,110,194	125,222	2,977,111
Fidelity Series Opportunistic Insights Fund	16,658,254	11,082,023	4,345,026	-	25,510,768
Fidelity Series Real Estate Equity Fund	3,648,853	3,316,754	2,897,188	65,999	4,683,274
Fidelity Series Real Estate Income Fund	1,006,887	1,735,141	222,138	103,204	2,513,133
Fidelity Series Short-Term Credit Fund	-	3,036,887	-	-	3,039,920
Fidelity Series Small Cap Discovery Fund	4,085,792	3,499,588	1,283,820	10,309	6,924,978
Fidelity Series Small Cap Opportunities Fund	13,560,084	9,926,957	2,651,811	55,903	21,335,264
Fidelity Series Stock Selector Large Cap Value Fund	22,536,321	16,227,327	5,292,054	396,519	34,275,216
Fidelity Short-Term Bond Fund	-	3,191,840	3,197,920	12,316	-
Total	$ 350,647,159	$ 256,384,521	$ 91,802,763	$ 7,076,612	$ 527,229,133
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $486,048,257) - See accompanying schedule		$ 527,229,133
Receivable for investments sold		754,660
Receivable for fund shares sold		2,062,192
Dividends receivable		2,238
Total assets		530,048,223

Liabilities
Payable for investments purchased	$ 1,443,957
Payable for fund shares redeemed	1,372,894
Total liabilities		2,816,851

Net Assets		$ 527,231,372
Net Assets consist of:
Paid in capital		$ 476,730,697
Undistributed net investment income		420,767
Accumulated undistributed net realized gain (loss) on investments		8,899,032
Net unrealized appreciation (depreciation) on investments		41,180,876
Net Assets, for 43,724,750 shares outstanding		$ 527,231,372
Net Asset Value, offering price and redemption price per share ($527,231,372 ÷ 43,724,750 shares)		$ 12.06

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 7,076,612

Expenses
Independent trustees' compensation	$ 1,786
Total expenses before reductions	1,786
Expense reductions	(1,786)	-
Net investment income (loss)		7,076,612
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(337,160)
Capital gain distributions from underlying funds	14,462,113
Total net realized gain (loss)		14,124,953
Change in net unrealized appreciation (depreciation) on underlying funds		12,337,377
Net gain (loss)		26,462,330
Net increase (decrease) in net assets resulting from operations		$ 33,538,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,076,612	$ 3,524,634
Net realized gain (loss)	14,124,953	13,989,943
Change in net unrealized appreciation (depreciation)	12,337,377	19,631,328
Net increase (decrease) in net assets resulting from operations	33,538,942	37,145,905
Distributions to shareholders from net investment income	(7,011,171)	(3,358,444)
Distributions to shareholders from net realized gain	(13,050,953)	(8,053,803)
Total distributions	(20,062,124)	(11,412,247)
Share transactions Proceeds from sales of shares	340,009,147	282,840,215
Reinvestment of distributions	20,046,206	11,402,617
Cost of shares redeemed	(196,948,054)	(124,471,168)
Net increase (decrease) in net assets resulting from share transactions	163,107,299	169,771,664
Total increase (decrease) in net assets	176,584,117	195,505,322

Net Assets
Beginning of period	350,647,255	155,141,933
End of period (including undistributed net investment income of $420,767 and undistributed net investment income of $355,326, respectively)	$ 527,231,372	$ 350,647,255
Other Information Shares
Sold	28,776,439	25,273,492
Issued in reinvestment of distributions	1,718,872	1,001,008
Redeemed	(16,665,631)	(11,073,541)
Net increase (decrease)	13,829,680	15,200,959

Financial Highlights

Years ended March 31,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 10.56	$ 9.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.16	.20	.13
Net realized and unrealized gain (loss)	.72	1.51	.80	(.12)
Total from investment operations	.91	1.67	1.00	.01
Distributions from net investment income	(.18)	(.14)	(.14)	(.11)
Distributions from net realized gain	(.39)	(.36)	(.06)	(.13)
Total distributions	(.58) J	(.50)	(.21) I	(.24)
Net asset value, end of period	$ 12.06	$ 11.73	$ 10.56	$ 9.77
Total ReturnB, C	7.98%	16.00%	10.39%	.32%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.64%	1.40%	1.99%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,231	$ 350,647	$ 155,142	$ 20,978
Portfolio turnover rate E	21%	47%	45%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

J Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.5	7.7
Fidelity Series Blue Chip Growth Fund	5.9	6.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Equity-Income Fund	9.9	9.9
Fidelity Series Growth & Income Fund	7.5	7.6
Fidelity Series Growth Company Fund	7.6	7.3
Fidelity Series Intrinsic Opportunities Fund	5.1	4.9
Fidelity Series Opportunistic Insights Fund	4.9	5.0
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
Fidelity Series Stock Selector Large Cap Value Fund	6.6	6.5
	65.6	66.1
International Equity Funds
Fidelity Series Emerging Markets Fund	7.6	6.5
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	9.2
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.3
Fidelity Series Inflation-Protected Bond Index Fund	0.1	0.0
Fidelity Series Investment Grade Bond Fund	0.5	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Series Short-Term Credit Fund	0.5	0.0
Fidelity Short-Term Bond Fund	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.6%
Bond Funds	5.4%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Freedom 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series 100 Index Fund (c)	15,641	$ 207,862
Fidelity Series 1000 Value Index Fund (c)	10,515	117,767
Fidelity Series All-Sector Equity Fund (c)	47,686	675,235
Fidelity Series Blue Chip Growth Fund (c)	41,097	524,806
Fidelity Series Commodity Strategy Fund (a)(c)	11,928	73,002
Fidelity Series Equity-Income Fund (c)	69,856	881,584
Fidelity Series Growth & Income Fund (c)	49,750	674,614
Fidelity Series Growth Company Fund (c)	54,123	680,865
Fidelity Series Intrinsic Opportunities Fund (c)	29,985	453,075
Fidelity Series Opportunistic Insights Fund (c)	28,631	441,774
Fidelity Series Real Estate Equity Fund (c)	5,373	80,643
Fidelity Series Small Cap Discovery Fund (c)	10,548	119,086
Fidelity Series Small Cap Opportunities Fund (c)	26,402	361,437
Fidelity Series Stock Selector Large Cap Value Fund (c)	45,393	589,650
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,814,306)		5,881,400
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	40,242	684,113
Fidelity Series International Growth Fund (c)	56,000	805,839
Fidelity Series International Small Cap Fund (c)	11,679	185,351
Fidelity Series International Value Fund (c)	78,932	799,577
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,453,856)		2,474,880
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,080	$ 49,324
Fidelity Series Floating Rate High Income Fund (c)	4,369	42,857
Fidelity Series High Income Fund (c)	29,918	293,195
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,115	10,866
Fidelity Series Investment Grade Bond Fund (c)	4,146	47,966
Fidelity Series Real Estate Income Fund (c)	3,778	42,734
TOTAL BOND FUNDS (Cost $490,602)		486,942
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	77,035	77,035
Fidelity Series Short-Term Credit Fund (c)	4,741	47,454
TOTAL SHORT-TERM FUNDS (Cost $124,442)		124,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,883,206)		8,967,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		39
NET ASSETS - 100%		$ 8,967,750
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 80,588	$ 3,552	$ 17	$ 77,035
Fidelity Series 100 Index Fund	-	220,187	12,403	1,095	207,862
Fidelity Series 1000 Value Index Fund	-	126,813	8,371	706	117,767
Fidelity Series All-Sector Equity Fund	-	737,080	49,080	2,013	675,235
Fidelity Series Blue Chip Growth Fund	-	591,718	92,994	193	524,806
Fidelity Series Commodity Strategy Fund	-	86,644	7,377	-	73,002
Fidelity Series Emerging Markets Debt Fund	-	51,368	1,703	591	49,324
Fidelity Series Emerging Markets Fund	-	717,340	27,436	1,313	684,113
Fidelity Series Equity-Income Fund	-	962,083	69,173	2,123	881,584
Fidelity Series Floating Rate High Income Fund	-	44,816	1,566	395	42,857
Fidelity Series Growth & Income Fund	-	716,129	45,763	1,150	674,614
Fidelity Series Growth Company Fund	-	658,773	-	319	680,865
Fidelity Series High Income Fund	-	312,017	14,689	3,769	293,195
Fidelity Series Inflation-Protected Bond Index Fund	-	11,301	457	1	10,866
Fidelity Series International Growth Fund	-	817,433	31,056	2,549	805,839
Fidelity Series International Small Cap Fund	-	194,182	14,600	408	185,351
Fidelity Series International Value Fund	-	832,555	28,890	7,931	799,577
Fidelity Series Intrinsic Opportunities Fund	-	469,155	30,909	970	453,075
Fidelity Series Investment Grade Bond Fund	-	71,607	23,918	246	47,966
Fidelity Series Opportunistic Insights Fund	-	469,219	35,927	-	441,774
Fidelity Series Real Estate Equity Fund	-	89,286	11,300	221	80,643
Fidelity Series Real Estate Income Fund	-	44,121	1,495	500	42,734
Fidelity Series Short-Term Credit Fund	-	47,407	-	-	47,454
Fidelity Series Small Cap Discovery Fund	-	124,795	11,779	34	119,086
Fidelity Series Small Cap Opportunities Fund	-	376,662	30,567	222	361,437
Fidelity Series Stock Selector Large Cap Value Fund	-	638,365	40,705	2,624	589,650
Fidelity Short-Term Bond Fund	-	48,706	48,770	91	-
Total	$ -	$ 9,540,350	$ 644,480	$ 29,481	$ 8,967,711
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $8,883,206) - See accompanying schedule		$ 8,967,711
Receivable for fund shares sold		98,244
Dividends receivable		33
Total assets		9,065,988

Liabilities
Payable for investments purchased	$ 94,587
Payable for fund shares redeemed	3,651
Total liabilities		98,238

Net Assets		$ 8,967,750
Net Assets consist of:
Paid in capital		$ 8,818,067
Undistributed net investment income		4,970
Accumulated undistributed net realized gain (loss) on investments		60,208
Net unrealized appreciation (depreciation) on investments		84,505
Net Assets, for 858,478 shares outstanding		$ 8,967,750
Net Asset Value, offering price and redemption price per share ($8,967,750 ÷ 858,478 shares)		$ 10.45

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015

Investment Income
Income distributions from underlying funds		$ 29,481

Expenses
Independent trustees' compensation	$ 5
Total expenses before reductions	5
Expense reductions	(5)	-
Net investment income (loss)		29,481
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,665)
Capital gain distributions from underlying funds	88,973
Total net realized gain (loss)		76,308
Change in net unrealized appreciation (depreciation) on underlying funds		84,505
Net gain (loss)		160,813
Net increase (decrease) in net assets resulting from operations		$ 190,294

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,481
Net realized gain (loss)	76,308
Change in net unrealized appreciation (depreciation)	84,505
Net increase (decrease) in net assets resulting from operations	190,294
Distributions to shareholders from net investment income	(24,511)
Distributions to shareholders from net realized gain	(16,100)
Total distributions	(40,611)
Share transactions Proceeds from sales of shares	9,587,801
Reinvestment of distributions	40,604
Cost of shares redeemed	(810,338)
Net increase (decrease) in net assets resulting from share transactions	8,818,067
Total increase (decrease) in net assets	8,967,750

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,970)	$ 8,967,750
Other Information Shares
Sold	933,332
Issued in reinvestment of distributions	3,965
Redeemed	(78,819)
Net increase (decrease)	858,478

Financial Highlights

Year ended March 31,	2015G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.52
Total from investment operations	.62
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.17)
Net asset value, end of period	$ 10.45
Total ReturnB, C	6.22%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	1.54%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,968
Portfolio turnover rateE	28%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 5, 2014 (commencement of operations) to March 31, 2015.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Freedom Income Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund and Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Freedom Income	$ 2,302,075,205	$ 198,575,010	$ (16,956,463)	$ 181,618,547
Freedom 2005	614,064,807	35,813,136	(10,181,932)	25,631,204
Freedom 2010	4,580,738,938	419,661,008	(59,924,806)	359,736,202
Freedom 2015	5,440,749,224	662,508,004	(47,181,149)	615,326,855
Freedom 2020	11,483,199,452	1,492,475,359	(106,900,504)	1,385,574,855
Freedom 2025	7,953,327,946	1,162,867,692	(61,565,323)	1,101,302,369
Freedom 2030	9,456,378,755	1,508,523,748	(81,285,849)	1,427,237,899
Freedom 2035	5,387,077,960	950,607,761	(48,362,687)	902,245,074
Freedom 2040	5,885,099,198	1,064,035,401	(47,969,652)	1,016,065,749
Freedom 2045	2,498,782,411	517,315,105	(22,183,049)	495,132,056
Freedom 2050	1,971,408,190	420,987,952	(17,094,839)	403,893,113
Freedom 2055	487,250,831	45,763,296	(5,784,994)	39,978,302
Freedom 2060	8,896,746	166,672	(95,707)	70,965

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 4,036,479	$ 20,776,462	$ 181,618,547
Freedom 2005	1,996,291	6,235,404	25,631,204
Freedom 2010	15,176,695	78,061,421	359,736,202
Freedom 2015	15,166,328	106,604,421	615,326,855
Freedom 2020	35,086,417	233,817,756	1,385,574,855
Freedom 2025	22,246,106	173,481,709	1,101,302,369
Freedom 2030	19,749,367	246,579,852	1,427,237,899
Freedom 2035	8,904,852	142,631,611	902,245,074
Freedom 2040	8,882,105	167,397,600	1,016,065,749
Freedom 2045	4,462,905	66,943,573	495,132,056
Freedom 2050	3,932,655	54,935,476	403,893,113
Freedom 2055	840,431	9,681,942	39,978,302
Freedom 2060	11,420	67,297	70,965

The tax character of distributions paid was as follows:

March 31, 2015	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 53,231,215	$ 56,638,680	$ 109,869,895
Freedom 2005	15,685,902	5,032,619	20,718,521
Freedom 2010	131,944,034	84,508,095	216,452,129
Freedom 2015	185,342,090	192,393,071	377,735,161
Freedom 2020	397,060,719	483,340,899	880,401,618
Freedom 2025	262,539,268	332,793,847	595,333,115
Freedom 2030	292,676,448	407,591,179	700,267,627
Freedom 2035	182,021,849	255,414,575	437,436,424
Freedom 2040	218,541,691	289,343,213	507,884,904
Freedom 2045	84,658,690	193,893,467	278,552,157
Freedom 2050	68,766,576	152,607,376	221,373,952
Freedom 2055	13,286,592	6,775,532	20,062,124
Freedom 2060	38,689	1,922	40,611

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2014	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 42,425,460	$ 46,002,644	$ 88,428,104
Freedom 2000	18,496,879	17,410,601	35,907,480
Freedom 2005	14,571,042	-	14,571,042
Freedom 2010	134,814,862	-	134,814,862
Freedom 2015	168,278,021	63,372,412	231,650,433
Freedom 2020	367,800,832	134,407,793	502,208,625
Freedom 2025	249,715,948	134,037,012	383,752,960
Freedom 2030	333,395,841	8,104,830	341,500,671
Freedom 2035	185,729,589	159,257,077	344,986,666
Freedom 2040	219,071,348	127,618,696	346,690,044
Freedom 2045	85,329,537	132,615,588	217,945,125
Freedom 2050	70,130,892	72,768,080	142,898,972
Freedom 2055	8,125,979	3,286,268	11,412,247

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	600,751,944	886,275,142
Freedom 2005	152,225,371	193,449,163
Freedom 2010	927,934,544	1,516,831,839
Freedom 2015	1,112,615,300	1,588,115,669
Freedom 2020	2,175,832,170	2,973,826,299
Freedom 2025	1,704,975,063	1,748,852,859
Freedom 2030	1,816,894,667	2,170,158,678
Freedom 2035	1,111,893,685	1,182,677,130
Freedom 2040	1,157,353,709	1,472,494,076
Freedom 2045	645,819,163	620,283,508
Freedom 2050	557,147,275	547,333,263
Freedom 2055	256,384,521	91,802,763
Freedom 2060	9,540,350	644,480

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Short-Term Bond Fund, ("selected Underlying Fund") for investments and non-taxable exchanges of those investments for shares of Fidelity Series Short-Term Credit Fund which is an affiliated investment company managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Fund in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments reallocated	Realized Gain (Loss) on redemptions of selected Underlying Fund
Freedom Income	$ 258,853,958	$ 1,860,398
Freedom 2005	40,826,804	(801,590)
Freedom 2010	202,606,729	(3,238,234)
Freedom 2015	132,512,618	1,271,592
Freedom 2020	191,126,713	2,375,657
Freedom 2025	96,757,886	254,043
Freedom 2030	58,542,470	115,930
Freedom 2035	36,728,752	66,779
Freedom 2040	41,465,546	75,371
Freedom 2045	17,187,599	31,717
Freedom 2050	13,583,990	25,009
Freedom 2055	3,032,427	6,269
Freedom 2060	46,913	67

Other. During the period the following Funds were reimbursed by the investment adviser for certain losses:

Amount
Freedom Income	$ 73
Freedom 2005	315
Freedom 2010	225
Freedom 2015	1,985
Freedom 2020	1,475
Freedom 2030	1,150
Freedom 2035	3,116

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Freedom Income	$ 10,206
Freedom 2005	2,836
Freedom 2010	22,558
Freedom 2015	26,893
Freedom 2020	56,625
Freedom 2025	38,342
Freedom 2030	46,834
Freedom 2035	26,662
Freedom 2040	29,988
Freedom 2045	12,592
Freedom 2050	10,089
Freedom 2055	1,786
Freedom 2060	5

6. Merger Information.

On July 25, 2014, the Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment

Annual Report

6. Merger Information - continued

objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $811,551,284, including securities of $810,744,529 and unrealized appreciation of $60,799,908, were combined with the Fidelity Freedom Income Fund's net assets of $1,890,950,497 for total net assets after the acquisition of $2,702,501,781.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 45,878,080
Total net realized gain (loss)	39,593,702
Total change in net unrealized appreciation (depreciation)	24,209,434
Net increase (decrease) in net assets resulting from operations	$ 109,681,216

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Income Fund's accompanying Statement of Operations since July 25, 2014.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom Income	Freedom 2010	Freedom 2020
Fidelity Series Inflation-Protected Bond Index Fund	-	11%	-
Fidelity Series Investment Grade Bond Fund	-	-	13%
Fidelity Series Short-Term Credit Fund	11%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	34%
Fidelity Series 1000 Value Index Fund	36%
Fidelity Series All-Sector Equity Fund	36%
Fidelity Series Blue Chip Growth Fund	41%
Fidelity Series Commodity Strategy Fund	31%
Fidelity Series Emerging Markets Debt Fund	37%
Fidelity Series Emerging Markets Fund	37%
Fidelity Series Equity-Income Fund	41%
Fidelity Series Floating Rate High Income Fund	37%
Fidelity Series Growth & Income Fund	41%
Fidelity Series Growth Company Fund	41%
Fidelity Series High Income Fund	35%
Fidelity Series Inflation-Protected Bond Index Fund	39%
Fidelity Series International Growth Fund	36%
Fidelity Series International Small Cap Fund	36%
Fidelity Series International Value Fund	36%
Fidelity Series Intrinsic Opportunities Fund	41%
Fidelity Series Investment Grade Bond Fund	41%
Fidelity Series Opportunistic Insights Fund	41%
Fidelity Series Real Estate Equity Fund	36%
Fidelity Series Real Estate Income Fund	37%
Fidelity Series Short-Term Credit Fund	47%
Fidelity Series Small Cap Discovery Fund	40%
Fidelity Series Small Cap Opportunities Fund	36%
Fidelity Series Stock Selector Large Cap Value Fund	41%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2015, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 21, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Fund's performance. If the interests of a Fidelity Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	5/11/2015	5/08/2015	$0.000	$0.103
Fidelity Freedom 2005 Fund	5/11/2015	5/08/2015	$0.037	$0.121
Fidelity Freedom 2010 Fund	5/11/2015	5/08/2015	$0.046	$0.255
Fidelity Freedom 2015 Fund	5/11/2015	5/08/2015	$0.030	$0.232
Fidelity Freedom 2020 Fund	5/11/2015	5/08/2015	$0.039	$0.292
Fidelity Freedom 2025 Fund	5/11/2015	5/08/2015	$0.027	$0.265
Fidelity Freedom 2030 Fund	5/11/2015	5/08/2015	$0.022	$0.384
Fidelity Freedom 2035 Fund	5/11/2015	5/08/2015	$0.012	$0.317
Fidelity Freedom 2040 Fund	5/11/2015	5/08/2015	$0.009	$0.238
Fidelity Freedom 2045 Fund	5/11/2015	5/08/2015	$0.010	$0.249
Fidelity Freedom 2050 Fund	5/11/2015	5/08/2015	$0.010	$0.259
Fidelity Freedom 2055 Fund	5/11/2015	5/08/2015	$0.010	$0.224
Fidelity Freedom 2060 Fund	5/11/2015	5/08/2015	$0.005	$0.066

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$28,517,389
Fidelity Freedom 2005 Fund	$11,111,820
Fidelity Freedom 2010 Fund	$90,740,792
Fidelity Freedom 2015 Fund	$119,421,116
Fidelity Freedom 2020 Fund	$267,601,273
Fidelity Freedom 2025 Fund	$202,888,731
Fidelity Freedom 2030 Fund	$285,201,439
Fidelity Freedom 2035 Fund	$167,319,034
Fidelity Freedom 2040 Fund	$197,960,597
Fidelity Freedom 2045 Fund	$80,925,103
Fidelity Freedom 2050 Fund	$63,748,432
Fidelity Freedom 2055 Fund	$11,098,550
Fidelity Freedom 2060 Fund	$69,219

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	7.46%
Fidelity Freedom 2005 Fund	5.30%
Fidelity Freedom 2010 Fund	4.16%
Fidelity Freedom 2015 Fund	3.21%
Fidelity Freedom 2020 Fund	2.43%
Fidelity Freedom 2025 Fund	1.46%
Fidelity Freedom 2030 Fund	0.47%
Fidelity Freedom 2035 Fund	0.07%
Fidelity Freedom 2040 Fund	0.08%
Fidelity Freedom 2045 Fund	0.08%
Fidelity Freedom 2050 Fund	0.09%
Fidelity Freedom 2055 Fund	0.08%
Fidelity Freedom 2060 Fund	0.04%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2014 June 2014 July 2014 August 2014 September 2014 October 2014 November 2014 December 2014 February 2015 March 2015	5% 14% 14% 14% 14% 14% 14% 14% 2% 2%

Fidelity Freedom 2010 Fund
May 2014 December 2014	3% 21%
Fidelity Freedom 2015 Fund
May 2014 December 2014	2% 23%
Fidelity Freedom 2020 Fund
May 2014 December 2014	2% 25%
Fidelity Freedom 2025 Fund
May 2014 December 2014	3% 28%
Fidelity Freedom 2030 Fund
May 2014 December 2014	7% 33%
Fidelity Freedom 2035 Fund
May 2014 December 2014	1% 35%
Fidelity Freedom 2040 Fund
May 2014 December 2014	3% 35%
Fidelity Freedom 2045 Fund
May 2014 December 2014	4% 36%
Fidelity Freedom 2050 Fund
May 2014 December 2014	4% 36%
Fidelity Freedom 2055 Fund
May 2014 December 2014	2% 36%
Fidelity Freedom 2060 Fund
December 2014	38%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2014 June 2014 July 2014 August 2014 September 2014 October 2014 November 2014 December 2014 February 2015 March 2015	10% 24% 24% 24% 24% 24% 24% 24% 3% 3%

Fidelity Freedom 2010 Fund
May 2014 December 2014	6% 36%
Fidelity Freedom 2015 Fund
May 2014 December 2014	3% 40%
Fidelity Freedom 2020 Fund
May 2014 December 2014	2% 43%
Fidelity Freedom 2025 Fund
May 2014 December 2014	3% 49%
Fidelity Freedom 2030 Fund
May 2014 December 2014	7% 57%
Fidelity Freedom 2035 Fund
May 2014 December 2014	7% 61%
Fidelity Freedom 2040 Fund
May 2014 December 2014	2% 60%
Fidelity Freedom 2045 Fund
May 2014 December 2014	4% 62%
Fidelity Freedom 2050 Fund
May 2014 December 2014	7% 63%
Fidelity Freedom 2055 Fund
May 2014 December 2014	3% 64%
Fidelity Freedom 2060 Fund
December 2014	70%

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Item 2. Code of Ethics

As of the end of the period, March 31, 2015, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Index Income Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2005 Fund	$17,000	$-	$4,900	$600
Fidelity Freedom Index 2010 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2015 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2020 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2025 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2030 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2035 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2040 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2045 Fund	$17,000	$-	$5,000	$600
Fidelity Freedom Index 2050 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2055 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2060 Fund	$12,000	$-	$4,700	$400

March 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Index Income Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2005 Fund	$16,000	$-	$4,900	$500
Fidelity Freedom Index 2010 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2015 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2020 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2025 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2030 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2035 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2040 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2045 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2050 Fund	$16,000	$-	$4,700	$500
Fidelity Freedom Index 2055 Fund	$16,000	$-	$4,900	$500
Fidelity Freedom Index 2060 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Freedom Index 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund (the "Funds"):

Services Billed by PwC

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$23,000	$-	$2,600	$-
Fidelity Freedom 2005 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2010 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2015 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2020 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2025 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2050 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2055 Fund	$24,000	$-	$2,600	$-
Fidelity Freedom 2060 Fund	$16,000	$-	$2,500	$-
Fidelity Freedom K® Income Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2055 Fund	$24,000	$-	$2,600	$-
Fidelity Freedom K® 2060 Fund	$16,000	$-	$2,500	$-

March 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2005 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2010 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2015 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2020 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2025 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2050 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2055 Fund	$23,000	$-	$2,500	$-
Fidelity Freedom 2060 Fund	$-	$-	$-	$-
Fidelity Freedom K® Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2055 Fund	$23,000	$-	$2,500	$-
Fidelity Freedom K® 2060 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Freedom 2060 Fund and Fidelity Freedom K® 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2015A,B	March 31, 2014A,B
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$220,000	$700,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom Index 2060 Fund's commencement operations.

Services Billed by PwC

	March 31, 2015A,B	March 31, 2014A,B
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom 2060 Fund and Fidelity Freedom K® 2060 Fund's commencement operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2015 A,B	March 31, 2014 A,B,C
Deloitte Entities	$1,435,000	$1,570,000
PwC	$8,155,000	$5,550,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom Index 2060 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom K® 2060 Fund's commencement operations.

C Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 29, 2015